Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 16.6%
		Basic Materials: 1.5%
1,250,000	(1)	Alpek SAB de CV, 4.250%, 09/18/2029	$1,331,481	0.1
1,350,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	1,436,326	0.1
1,500,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	1,599,832	0.1
425,000	(1),(2)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	434,129	0.0
350,000	(1),(2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	364,133	0.0
625,000	(1),(2)	Coeur Mining, Inc., 5.125%, 02/15/2029	573,681	0.0
450,000	(1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	477,110	0.0
600,000	(1),(2)	Consolidated Energy Finance S.A., 5.625%, 10/15/2028	587,343	0.0
625,000	(1),(2)	Constellium SE, 5.625%, 06/15/2028	658,103	0.0
610,000	(1),(2)	Diamond BC BV, 4.625%, 10/01/2029	606,026	0.0
1,000,000	(1)	Equate Petrochemical BV, 2.625%, 04/28/2028	1,003,750	0.1
1,250,000	(1)	Evraz PLC, 5.250%, 04/02/2024	1,317,856	0.1
400,000	(1),(2)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	430,938	0.0
1,450,000		Freeport-McMoRan, Inc., 4.125%, 03/01/2028	1,506,456	0.1
85,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	89,797	0.0
275,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	294,986	0.0
750,000	(1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	800,543	0.1
575,000	(1),(2)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	575,661	0.0
560,000	(1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	597,988	0.0
800,000	(1)	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/2026	803,860	0.1
2,000,000	(1)	Inversiones CMPC SA, 3.850%, 01/13/2030	2,087,870	0.1
400,000		Inversiones CMPC SA, 4.375%, 04/04/2027	441,400	0.0
675,000	(1),(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	683,421	0.0
386,000	(1)	Joseph T Ryerson & Son, Inc., 8.500%, 08/01/2028	420,342	0.0
595,000	(1),(2)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.250%, 12/15/2025	616,637	0.0
850,000	(1),(2)	LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	838,444	0.1
650,000	(1),(2)	Novelis Corp., 3.875%, 08/15/2031	646,948	0.0
220,000	(1)	OCI NV, 4.625%, 10/15/2025	228,482	0.0
325,000	(1)	OCP SA, 3.750%, 06/23/2031	316,758	0.0
475,000	(2)	Olin Corp., 5.125%, 09/15/2027	487,944	0.0
650,000	(2)	Olin Corp., 5.000%, 02/01/2030	683,426	0.0
400,000		Sasol Financing USA LLC, 5.500%, 03/18/2031	403,976	0.0
925,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	968,965	0.1
2,500,000	(1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	2,558,135	0.1
2,425,000	(1)	Sibur Securities DAC, 2.950%, 07/08/2025	2,441,090	0.1
350,000	(2)	Southern Copper Corp., 5.875%, 04/23/2045	481,297	0.0
1,350,000	(2)	Suzano Austria GmbH, 5.000%, 01/15/2030	1,482,192	0.1
200,000		Suzano Austria GmbH, 6.000%, 01/15/2029	231,800	0.0
700,000	(1),(2)	Taseko Mines Ltd., 7.000%, 02/15/2026	728,728	0.0
410,000	(1),(2)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	418,819	0.0
600,000	(1),(2)	Tronox, Inc., 4.625%, 03/15/2029	600,336	0.0
115,000	(1)	Unifrax Escrow Issuer Corp., 5.250%, 09/30/2028	116,461	0.0
475,000	(1),(2)	Unifrax Escrow Issuer Corp., 7.500%, 09/30/2029	480,425	0.0
2,600,000	(2)	Vale Overseas Ltd., 3.750%, 07/08/2030	2,695,524	0.1
375,000	(1)	Venator Finance Sarl / Venator Materials LLC, 5.750%, 07/15/2025	360,390	0.0
			36,909,809	1.5

		Communications: 1.8%
500,000	(1)	Acuris Finance US, Inc. / Acuris Finance SARL, 5.000%, 05/01/2028	498,260	0.0
600,000	(2)	Alibaba Group Holding Ltd., 2.125%, 02/09/2031	579,871	0.0
600,000		Alibaba Group Holding Ltd., 2.700%, 02/09/2041	548,700	0.0
600,000	(1),(2)	Altice France Holding SA, 6.000%, 02/15/2028	574,080	0.0
800,000	(1),(2)	Altice France SA/France, 5.500%, 10/15/2029	789,364	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

575,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	615,264	0.0
600,000	(2)	AMC Networks, Inc., 4.250%, 02/15/2029	597,336	0.0
675,000	(1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	667,264	0.0
850,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	837,792	0.1
1,265,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,303,475	0.1
1,275,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,314,812	0.1
625,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	651,250	0.0
400,000	(1),(2)	Clear Channel Outdoor Holdings, Inc., 7.500%, 06/01/2029	427,688	0.0
350,000	(1)	Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/2028	375,035	0.0
300,000	(1),(2)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	300,334	0.0
100,000	(1),(2)	CommScope Technologies LLC, 5.000%, 03/15/2027	93,600	0.0
325,000	(1)	CommScope, Inc., 4.750%, 09/01/2029	323,555	0.0
695,000	(1)	CommScope, Inc., 7.125%, 07/01/2028	683,821	0.0
825,000	(1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	868,395	0.1
600,000	(1),(2)	CSC Holdings LLC, 4.625%, 12/01/2030	568,764	0.0
325,000		CSC Holdings LLC, 5.250%, 06/01/2024	338,400	0.0
600,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	598,929	0.0
400,000	(1),(2)	CSC Holdings LLC, 7.500%, 04/01/2028	429,634	0.0
250,000	(1),(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	125,287	0.0
175,000	(1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	49,437	0.0
1,075,000	(1)	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 08/15/2027	1,102,090	0.1
925,000		DISH DBS Corp., 5.125%, 06/01/2029	843,248	0.1
200,000	(1)	DISH DBS Corp., 5.250%, 12/01/2026	203,532	0.0
375,000	(1)	DISH DBS Corp., 5.750%, 12/01/2028	379,453	0.0
525,000	(2)	DISH DBS Corp., 7.375%, 07/01/2028	532,405	0.0
700,000		Embarq Corp., 7.995%, 06/01/2036	785,148	0.1
775,000	(1)	Audacy Capital Corp., 6.500%, 05/01/2027	767,405	0.0
150,000	(1)	Frontier Communications Holdings LLC, 5.000%, 05/01/2028	154,772	0.0
225,000	(1)	Frontier Communications Holdings LLC, 6.000%, 01/15/2030	226,512	0.0
600,000	(1),(2)	Frontier Communications Holdings LLC, 6.750%, 05/01/2029	624,918	0.0
575,000	(1)	GCI LLC, 4.750%, 10/15/2028	590,925	0.0
650,000	(1),(2)	Gray Escrow II, Inc., 5.375%, 11/15/2031	669,854	0.0
575,000	(2)	Hughes Satellite Systems Corp., 6.625%, 08/01/2026	644,144	0.0
275,000	(1),(2)	iHeartCommunications, Inc., 5.250%, 08/15/2027	286,303	0.0
875,000	(2)	iHeartCommunications, Inc., 8.375%, 05/01/2027	923,672	0.1
600,000	(1)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	618,885	0.0
200,000	(1)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	201,300	0.0
720,000	(1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	756,720	0.0
270,000		Lumen Technologies, Inc., 5.625%, 04/01/2025	285,904	0.0
655,000	(1),(2)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	650,910	0.0
650,000	(1),(2)	Midas OpCo Holdings LLC, 5.625%, 08/15/2029	666,468	0.0
525,000	(1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	541,275	0.0
175,000	(1)	Netflix, Inc., 4.875%, 06/15/2030	204,396	0.0
750,000		Netflix, Inc., 5.875%, 11/15/2028	903,135	0.1
800,000	(1),(4)	Network i2i Ltd., 3.975%, 12/31/2199	803,352	0.1
1,000,000	(1)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	1,006,127	0.1
875,000	(1),(2)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	880,294	0.1
125,000	(1)	Scripps Escrow II, Inc., 3.875%, 01/15/2029	125,038	0.0
150,000	(1)	Scripps Escrow II, Inc., 5.375%, 01/15/2031	152,662	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

675,000	(1),(2)	Scripps Escrow, Inc., 5.875%, 07/15/2027	709,805	0.0
315,000	(1)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	298,940	0.0
460,000	(1),(2)	Sinclair Television Group, Inc., 5.500%, 03/01/2030	446,846	0.0
600,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	624,348	0.0
625,000	(1),(2)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	643,619	0.0
1,450,000		Sprint Corp., 7.125%, 06/15/2024	1,629,684	0.1
450,000		Sprint Corp., 7.625%, 03/01/2026	540,839	0.0
135,000		TEGNA, Inc., 4.625%, 03/15/2028	136,737	0.0
225,000	(1),(2)	TEGNA, Inc., 4.750%, 03/15/2026	234,237	0.0
625,000	(2)	TEGNA, Inc., 5.000%, 09/15/2029	640,194	0.0
175,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	185,357	0.0
775,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	835,698	0.1
300,000	(1),(2)	Tencent Holdings Ltd., 2.880%, 04/22/2031	305,672	0.0
300,000	(1)	Tencent Holdings Ltd., 3.680%, 04/22/2041	312,008	0.0
2,000,000		Tencent Holdings Ltd., 3.975%, 04/11/2029	2,177,320	0.1
225,000	(1),(2)	Univision Communications, Inc., 4.500%, 05/01/2029	227,651	0.0
1,125,000	(1),(2)	Univision Communications, Inc., 6.625%, 06/01/2027	1,213,329	0.1
500,000	(1)	Urban One, Inc., 7.375%, 02/01/2028	515,728	0.0
475,000	(2),(4)	ViacomCBS, Inc., 6.250%, 02/28/2057	535,624	0.0
600,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	603,735	0.0
140,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	144,449	0.0
325,000	(1)	ViaSat, Inc., 6.500%, 07/15/2028	326,272	0.0
525,000	(1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	525,727	0.0
1,100,000	(1),(2)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	1,109,955	0.1
500,000	(1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	507,155	0.0
200,000	(1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	204,299	0.0
			46,326,422	1.8

		Consumer, Cyclical: 2.6%
575,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	566,133	0.0
660,000	(1)	Academy Ltd., 6.000%, 11/15/2027	705,009	0.0
710,000	(1)	Adams Homes, Inc., 7.500%, 02/15/2025	742,720	0.0
900,000	(1),(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	919,161	0.1
175,000	(1)	Adient US LLC, 9.000%, 04/15/2025	186,134	0.0
975,000	(1)	Affinity Gaming, 6.875%, 12/15/2027	1,015,384	0.1
175,000	(1),(2)	Allison Transmission, Inc., 3.750%, 01/30/2031	170,936	0.0
800,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	871,104	0.1
772,019		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	758,500	0.1
44,950		American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	44,309	0.0
500,000	(1),(2)	American Airlines Group, Inc., 3.750%, 03/01/2025	468,047	0.0
925,000	(1)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	990,448	0.1
725,000	(1)	Arko Corp., 5.125%, 11/15/2029	701,575	0.0
400,000		Asbury Automotive Group, Inc., 4.500%, 03/01/2028	408,574	0.0
170,000	(1)	Asbury Automotive Group, Inc., 4.625%, 11/15/2029	173,471	0.0
290,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	295,152	0.0
150,000	(1),(3)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 04/01/2027	148,275	0.0
650,000	(1)	Boyd Gaming Corp., 4.750%, 06/15/2031	664,134	0.0
213,000	(1)	Boyd Gaming Corp., 8.625%, 06/01/2025	228,489	0.0
420,000	(1)	Boyne USA, Inc., 4.750%, 05/15/2029	433,320	0.0
650,000	(1),(2)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	651,362	0.0
580,000	(1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	609,522	0.0
625,000	(1)	Carnival Corp., 7.625%, 03/01/2026	655,972	0.0
650,000	(1)	CCM Merger, Inc., 6.375%, 05/01/2026	678,733	0.0
525,000	(1)	Century Communities, Inc., 3.875%, 08/15/2029	529,691	0.0
600,000	(1)	Cinemark USA, Inc., 8.750%, 05/01/2025	636,648	0.0
2,475,000	(1),(2)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	2,505,878	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

674,782	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	737,389	0.0
90,000	(2)	Delta Air Lines, Inc., 7.375%, 01/15/2026	106,052	0.0
2,500,000	(1)	Falabella SA, 3.375%, 01/15/2032	2,478,587	0.1
600,000	(2)	Falabella SA, 3.750%, 10/30/2027	625,611	0.0
525,000	(1),(2)	Foot Locker, Inc., 4.000%, 10/01/2029	526,654	0.0
1,000,000		Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	1,010,000	0.1
500,000		Ford Motor Credit Co. LLC, 3.625%, 06/17/2031	527,175	0.0
750,000	(2)	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	810,465	0.1
875,000		Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	951,392	0.1
875,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	995,719	0.1
1,100,000	(2)	Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	1,186,630	0.1
700,000	(1),(2)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	688,733	0.0
650,000	(1),(2)	Gap, Inc./The, 3.875%, 10/01/2031	642,128	0.0
300,000	(1)	Genm Capital Labuan Ltd., 3.882%, 04/19/2031	292,781	0.0
495,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	519,441	0.0
3,000,000	(1)	InRetail Consumer, 3.250%, 03/22/2028	2,974,335	0.1
475,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	494,698	0.0
725,000	(1),(2)	Interface, Inc., 5.500%, 12/01/2028	760,507	0.1
250,000	(1),(2)	IRB Holding Corp., 6.750%, 02/15/2026	254,951	0.0
75,000	(1)	IRB Holding Corp., 7.000%, 06/15/2025	79,424	0.0
1,175,000		Bath & Body Works, Inc., 6.750%, 07/01/2036	1,452,840	0.1
615,000	(1)	LBM Acquisition LLC, 6.250%, 01/15/2029	608,948	0.0
850,000	(1)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	874,884	0.1
600,000	(1)	LGI Homes, Inc, 4.000%, 07/15/2029	598,635	0.0
850,000	(1),(2)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	866,384	0.1
200,000		M/I Homes, Inc., 3.950%, 02/15/2030	197,303	0.0
550,000		M/I Homes, Inc., 4.950%, 02/01/2028	574,128	0.0
305,000	(2)	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	301,650	0.0
400,000		Mattel, Inc., 5.450%, 11/01/2041	478,068	0.0
600,000	(1)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	582,930	0.0
525,000		Meritage Homes Corp., 5.125%, 06/06/2027	578,986	0.0
975,000	(1)	Meritor, Inc., 4.500%, 12/15/2028	978,915	0.1
130,000		MGM Resorts International, 5.500%, 04/15/2027	138,590	0.0
300,000		MGM Resorts International, 6.000%, 03/15/2023	313,879	0.0
625,000	(1)	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 05/01/2029	629,075	0.0
150,000	(1)	Murphy Oil USA, Inc., 3.750%, 02/15/2031	149,278	0.0
450,000	(2)	Murphy Oil USA, Inc., 4.750%, 09/15/2029	474,271	0.0
165,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	171,778	0.0
500,000	(1),(2)	Penn National Gaming, Inc., 4.125%, 07/01/2029	485,758	0.0
450,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	459,493	0.0
1,000,000	(1),(2)	PetSmart, Inc. / PetSmart Finance Corp., 7.750%, 02/15/2029	1,088,015	0.1
568,000	(1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	594,137	0.0
975,000	(1)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	974,849	0.1
310,000	(1),(2)	Royal Caribbean Cruises Ltd., 5.500%, 04/01/2028	314,117	0.0
145,000	(1)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	153,519	0.0
500,000	(1)	Scientific Games International, Inc., 7.000%, 05/15/2028	533,330	0.0
300,000	(1)	Scientific Games International, Inc., 8.250%, 03/15/2026	316,133	0.0
325,000	(1)	Scientific Games International, Inc., 8.625%, 07/01/2025	347,328	0.0
550,000	(1)	Scotts Miracle-Gro Co/The, 4.375%, 02/01/2032	549,458	0.0
625,000	(1)	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	637,831	0.0
575,000	(1)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	592,187	0.0
800,000	(1)	Sonic Automotive, Inc., 4.625%, 11/15/2029	808,956	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

850,000	(1)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	891,722	0.1
505,000	(1)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	515,868	0.0
625,000	(1),(2)	SRS Distribution, Inc., 6.125%, 07/01/2029	637,838	0.0
375,000	(1)	SRS Distribution, Inc., 6.000%, 12/01/2029	377,462	0.0
950,000	(1),(2)	Staples, Inc., 10.750%, 04/15/2027	896,363	0.1
675,000	(1),(2)	Station Casinos LLC, 4.500%, 02/15/2028	680,144	0.0
700,000	(1)	STL Holding Co. LLC, 7.500%, 02/15/2026	741,125	0.0
600,000	(1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	602,067	0.0
525,000		Tri Pointe Homes, Inc., 5.700%, 06/15/2028	578,225	0.0
475,000	(2)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	489,155	0.0
225,000	(1)	United Airlines, Inc., 4.375%, 04/15/2026	234,911	0.0
500,000	(1),(2)	United Airlines, Inc., 4.625%, 04/15/2029	516,665	0.0
850,000	(1)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	888,152	0.1
774,301		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	812,507	0.1
700,000	(1),(2)	Victoria's Secret & Co., 4.625%, 07/15/2029	716,821	0.0
875,000	(1),(2)	Viking Cruises Ltd., 5.875%, 09/15/2027	834,050	0.1
255,000	(1)	Viking Cruises Ltd., 13.000%, 05/15/2025	288,949	0.0
150,000	(1)	VOC Escrow Ltd., 5.000%, 02/15/2028	148,718	0.0
750,000	(1),(2)	Wheel Pros, Inc., 6.500%, 05/15/2029	721,054	0.0
600,000	(1)	White Cap Buyer LLC, 6.875%, 10/15/2028	626,352	0.0
300,000	(1),(2),(3)	White Cap Parent LLC, 8.250% (PIK Rate 9.000%, Cash Rate 8.250%), 03/15/2026	308,237	0.0
550,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	569,113	0.0
275,000	(1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	284,335	0.0
625,000	(1)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	608,616	0.0
475,000	(1)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	490,022	0.0
			65,705,477	2.6

		Consumer, Non-cyclical: 2.0%
750,000	(1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	789,405	0.0
700,000	(1),(2)	ACCO Brands Corp., 4.250%, 03/15/2029	695,810	0.0
875,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	913,800	0.1
805,000	(1),(2)	ADT Security Corp./The, 4.125%, 08/01/2029	794,378	0.1
525,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	526,937	0.0
275,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	297,346	0.0
675,000	(1),(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	716,431	0.0
300,000	(1),(2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.000%, 06/01/2029	292,204	0.0
400,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	420,190	0.0
750,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	802,192	0.1
825,000	(1)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	849,424	0.1
125,000	(1)	AMN Healthcare, Inc., 4.000%, 04/15/2029	126,898	0.0
750,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	778,125	0.0
400,000	(1)	APi Escrow Corp., 4.750%, 10/15/2029	408,612	0.0
250,000	(1)	APi Group DE, Inc., 4.125%, 07/15/2029	251,619	0.0
1,500,000	(1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	1,577,168	0.1
225,000	(1)	Bausch Health Cos, Inc., 4.875%, 06/01/2028	229,907	0.0
855,000	(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	753,725	0.0
450,000	(1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	448,387	0.0
150,000	(1),(2)	Block, Inc., 2.750%, 06/01/2026	150,376	0.0
380,000	(1),(2)	Block, Inc., 3.500%, 06/01/2031	390,157	0.0
515,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	535,600	0.0
350,000		Centene Corp., 2.500%, 03/01/2031	341,313	0.0
300,000		Centene Corp., 2.625%, 08/01/2031	294,499	0.0
975,000		Centene Corp., 4.625%, 12/15/2029	1,053,185	0.1
600,000	(1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	608,352	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

225,000	(1)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	231,502	0.0
750,000	(1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	772,909	0.0
250,000	(1)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	252,592	0.0
325,000	(1),(2)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	344,354	0.0
800,000	(1)	CHS/Community Health Systems, Inc., 6.625%, 02/15/2025	828,908	0.1
825,000	(1)	CHS/Community Health Systems, Inc., 6.875%, 04/15/2029	841,731	0.1
835,000	(1)	CoreLogic, Inc., 4.500%, 05/01/2028	833,092	0.1
650,000	(1)	CPI Acquisition, Inc., 8.625%, 03/15/2026	688,210	0.0
275,000	(1)	DaVita, Inc., 3.750%, 02/15/2031	268,438	0.0
450,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	461,502	0.0
1,325,000	(1)	DP World Crescent Ltd., 3.750%, 01/30/2030	1,404,633	0.1
1,050,000		DP World Crescent Ltd., 3.875%, 07/18/2029	1,121,663	0.1
145,000		Encompass Health Corp., 4.625%, 04/01/2031	147,757	0.0
329,000	(1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, 06/30/2028	245,608	0.0
140,000	(1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	142,654	0.0
575,000	(1),(2)	Graham Holdings Co., 5.750%, 06/01/2026	597,856	0.0
1,425,000		HCA, Inc., 5.375%, 02/01/2025	1,567,928	0.1
325,000		HCA, Inc., 5.625%, 09/01/2028	380,305	0.0
1,225,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	1,311,794	0.1
400,000	(1),(2)	Jazz Securities DAC, 4.375%, 01/15/2029	414,868	0.0
599,000	(1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	643,775	0.0
300,000	(2)	Kraft Heinz Foods Co., 4.375%, 06/01/2046	352,065	0.0
847,000	(2)	Kraft Heinz Foods Co., 5.000%, 07/15/2035	1,037,852	0.1
325,000	(2)	Kraft Heinz Foods Co., 5.500%, 06/01/2050	440,957	0.0
880,000	(1),(2)	Lamb Weston Holdings, Inc., 4.125%, 01/31/2030	904,570	0.1
545,000	(1)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	549,671	0.0
235,000	(1),(2)	LifePoint Health, Inc., 5.375%, 01/15/2029	234,163	0.0
555,000	(1)	Mozart Debt Merger Sub, Inc., 3.875%, 04/01/2029	554,151	0.0
600,000	(1),(2)	Mozart Debt Merger Sub, Inc., 5.250%, 10/01/2029	609,432	0.0
555,000	(1),(2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	528,646	0.0
1,500,000	(1),(2)	Natura Cosmeticos SA, 4.125%, 05/03/2028	1,474,305	0.1
700,000	(1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	723,993	0.0
400,000		New Albertsons L.P., 7.450%, 08/01/2029	464,968	0.0
100,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 4.750%, 07/15/2031	98,902	0.0
550,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	581,515	0.0
600,000	(1),(2)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	627,885	0.0
480,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	491,246	0.0
130,000	(1),(2)	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/2029	134,815	0.0
175,000	(1)	Pilgrim's Pride Corp., 3.500%, 03/01/2032	177,041	0.0
300,000	(1)	Pilgrim's Pride Corp., 4.250%, 04/15/2031	315,464	0.0
675,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	713,468	0.0
225,000	(1),(2)	Post Holdings, Inc., 4.625%, 04/15/2030	229,570	0.0
1,000,000	(1),(2)	Post Holdings, Inc., 5.625%, 01/15/2028	1,061,430	0.1
625,000	(1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	619,775	0.0
895,000	(1),(2)	Select Medical Corp., 6.250%, 08/15/2026	949,165	0.1
625,000	(1)	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	616,669	0.0
250,000	(1),(2)	Spectrum Brands, Inc., 3.875%, 03/15/2031	247,244	0.0
325,000	(1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	349,037	0.0
350,000	(1)	Tenet Healthcare Corp., 4.250%, 06/01/2029	356,045	0.0
725,000	(1),(2)	Tenet Healthcare Corp., 6.125%, 10/01/2028	767,235	0.0
1,175,000		Tenet Healthcare Corp., 6.750%, 06/15/2023	1,257,203	0.1
875,000		Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 05/09/2029	859,294	0.1
820,000	(1),(2)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	787,618	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

675,000	(1),(2)	United Natural Foods, Inc., 6.750%, 10/15/2028	723,786	0.0
200,000	(2)	United Rentals North America, Inc., 3.750%, 01/15/2032	201,688	0.0
525,000		United Rentals North America, Inc., 4.875%, 01/15/2028	552,615	0.0
200,000	(2)	United Rentals North America, Inc., 5.250%, 01/15/2030	216,783	0.0
525,000	(1)	Vizient, Inc., 6.250%, 05/15/2027	548,494	0.0
			49,906,879	2.0

		Energy: 4.0%
950,000	(1)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	1,021,592	0.1
350,000	(1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	369,845	0.0
525,000	(1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	544,556	0.0
550,000	(1),(2)	Antero Resources Corp., 5.375%, 03/01/2030	588,877	0.0
126,000	(1)	Antero Resources Corp., 7.625%, 02/01/2029	140,060	0.0
700,000		Apache Corp., 4.375%, 10/15/2028	762,597	0.0
350,000		Apache Corp., 5.100%, 09/01/2040	396,053	0.0
375,000	(1),(2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	391,552	0.0
250,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	262,750	0.0
600,000	(1)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	605,361	0.0
422,000	(1)	Baytex Energy Corp., 5.625%, 06/01/2024	422,532	0.0
675,000	(1)	Baytex Energy Corp., 8.750%, 04/01/2027	707,737	0.0
650,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	671,450	0.0
250,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/2025	265,260	0.0
685,000	(2)	Callon Petroleum Co., 6.125%, 10/01/2024	675,437	0.0
975,000	(1)	Canacol Energy Ltd., 5.750%, 11/24/2028	971,680	0.1
825,000		Cenovus Energy, Inc., 5.250%, 06/15/2037	976,431	0.1
280,000	(1)	CNX Midstream Partners L.P., 4.750%, 04/15/2030	279,425	0.0
900,000	(1)	CNX Resources Corp., 7.250%, 03/14/2027	955,557	0.1
175,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	179,112	0.0
775,000	(1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	806,116	0.0
340,000		DCP Midstream Operating L.P., 5.125%, 05/15/2029	384,681	0.0
190,000	(2)	DCP Midstream Operating L.P., 5.375%, 07/15/2025	207,795	0.0
50,000		DCP Midstream Operating L.P., 5.600%, 04/01/2044	62,271	0.0
650,000		DCP Midstream Operating L.P., 5.625%, 07/15/2027	735,150	0.0
600,000	(2)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	616,260	0.0
300,000	(1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	312,426	0.0
162,000		Devon Energy Corp., 4.500%, 01/15/2030	173,988	0.0
275,000	(1)	DT Midstream, Inc., 4.125%, 06/15/2029	281,989	0.0
575,000	(1)	DT Midstream, Inc., 4.375%, 06/15/2031	598,885	0.0
1,800,000		Ecopetrol SA, 5.375%, 06/26/2026	1,899,180	0.1
2,500,000		Ecopetrol SA, 6.875%, 04/29/2030	2,794,912	0.1
500,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	513,653	0.0
1,200,000		Empresa Nacional del Petroleo, 5.250%, 11/06/2029	1,297,500	0.1
340,000	(1)	Empresa Nacional del Petroleo, 5.250%, 11/06/2029	367,625	0.0
625,000	(1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	650,106	0.0
5,725,000	(4)	Energy Transfer L.P., 7.125%, 12/31/2199	5,825,187	0.2
1,225,000		EnLink Midstream LLC, 5.375%, 06/01/2029	1,254,620	0.1
700,000	(1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	723,590	0.0
285,000	(2)	EQM Midstream Partners L.P., 5.500%, 07/15/2028	311,767	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

355,000	(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	386,460	0.0
75,000	(1)	EQT Corp., 3.125%, 05/15/2026	77,082	0.0
75,000	(1),(2)	EQT Corp., 3.625%, 05/15/2031	77,929	0.0
100,000		EQT Corp., 5.000%, 01/15/2029	110,892	0.0
1,100,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	1,192,098	0.1
750,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 02/06/2028	813,576	0.0
2,700,000	(1)	Gazprom PJSC via Gaz Finance PLC, 3.250%, 02/25/2030	2,614,154	0.1
2,300,000	(1),(4)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	2,352,113	0.1
400,000	(1)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	397,682	0.0
375,000	(1),(2)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	391,016	0.0
250,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	258,031	0.0
450,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	466,313	0.0
725,000	(1)	Howard Midstream Energy Partners LLC, 6.750%, 01/15/2027	743,799	0.0
800,000	(1)	Independence Energy Finance LLC, 7.250%, 05/01/2026	832,068	0.0
2,625,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	2,904,090	0.1
2,550,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	2,978,721	0.1
300,000	(1)	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	350,438	0.0
2,250,000	(1)	Lukoil Capital DAC, 3.600%, 10/26/2031	2,195,854	0.1
1,150,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,076,446	0.1
425,000	(2)	Murphy Oil Corp., 5.875%, 12/01/2027	439,478	0.0
500,000	(2)	Murphy Oil Corp., 6.375%, 07/15/2028	532,180	0.0
475,000	(1)	Nabors Industries Ltd., 7.500%, 01/15/2028	430,547	0.0
255,000		Nabors Industries, Inc., 5.100%, 09/15/2023	259,061	0.0
275,000	(1),(2)	Nabors Industries, Inc., 7.375%, 05/15/2027	284,952	0.0
625,000	(1)	Oasis Petroleum, Inc., 6.375%, 06/01/2026	657,169	0.0
1,580,000		Occidental Petroleum Corp., 4.200%, 03/15/2048	1,582,560	0.1
1,005,000		Occidental Petroleum Corp., 5.500%, 12/01/2025	1,115,927	0.1
1,300,000	(2)	Occidental Petroleum Corp., 6.625%, 09/01/2030	1,610,934	0.1
575,000		Occidental Petroleum Corp., 8.500%, 07/15/2027	717,888	0.0
1,000,000	(1)	Oleoducto Central SA, 4.000%, 07/14/2027	995,500	0.1
2,100,000	(1)	Pertamina Persero PT, 2.300%, 02/09/2031	2,007,984	0.1
1,375,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	1,406,479	0.1
750,000	(1)	Pertamina Persero PT, 3.100%, 08/27/2030	767,808	0.0
4,125,000		Petrobras Global Finance BV, 5.600%, 01/03/2031	4,375,635	0.2
1,000,000	(2)	Petroleos del Peru SA, 4.750%, 06/19/2032	1,045,180	0.1
7,450,000	(2)	Petroleos Mexicanos, 5.950%, 01/28/2031	7,254,065	0.3
2,054,094	(1)	Petroleos Mexicanos, 6.700%, 02/16/2032	2,078,692	0.1
750,000		Petronas Capital Ltd., 2.480%, 01/28/2032	753,396	0.0
1,000,000	(1)	Petronas Capital Ltd., 2.480%, 01/28/2032	1,004,528	0.1
2,000,000		Petronas Capital Ltd., 3.500%, 04/21/2030	2,166,001	0.1
2,000,000	(1)	PTTEP Treasury Center Co. Ltd., 2.587%, 06/10/2027	2,040,887	0.1
975,000	(1)	Qatar Energy, 3.125%, 07/12/2041	987,927	0.1
600,000	(1)	Rockcliff Energy II LLC, 5.500%, 10/15/2029	618,999	0.0
2,200,000	(1)	SA Global Sukuk Ltd., 2.694%, 06/17/2031	2,217,002	0.1
1,150,000		Saudi Arabian Oil Co., 2.250%, 11/24/2030	1,121,164	0.1
750,000	(1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	732,766	0.0
140,000	(2)	Southwestern Energy Co., 4.750%, 02/01/2032	147,706	0.0
825,000		Southwestern Energy Co., 5.375%, 02/01/2029	873,605	0.1
175,000	(2)	Southwestern Energy Co., 5.375%, 03/15/2030	187,817	0.0
642,000	(1)	Strathcona Resources Ltd., 6.875%, 08/01/2026	631,702	0.0
625,000	(1)	SunCoke Energy, Inc., 4.875%, 06/30/2029	622,816	0.0
135,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	137,325	0.0
575,000	(1),(2)	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	590,197	0.0
350,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	347,433	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

390,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	422,571	0.0
850,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	924,528	0.1
950,000	(1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	951,164	0.1
525,000	(1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	507,827	0.0
825,000	(1)	Transocean, Inc., 7.500%, 01/15/2026	615,483	0.0
350,000	(1)	Venture Global Calcasieu Pass LLC, 3.875%, 08/15/2029	363,708	0.0
490,000	(1)	Venture Global Calcasieu Pass LLC, 4.125%, 08/15/2031	520,248	0.0
625,000	(1)	Vine Energy Holdings LLC, 6.750%, 04/15/2029	679,222	0.0
325,000	(1)	Viper Energy Partners L.P., 5.375%, 11/01/2027	336,089	0.0
665,000	(1)	Weatherford International Ltd., 8.625%, 04/30/2030	691,470	0.0
975,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	1,166,510	0.1
			101,146,457	4.0

		Financial: 1.6%
1,950,000	(1)	Akbank TAS, 6.800%, 02/06/2026	1,891,090	0.1
500,000		Ally Financial, Inc., 5.750%, 11/20/2025	564,428	0.0
600,000	(1)	AmWINS Group, Inc., 4.875%, 06/30/2029	607,029	0.0
625,000	(1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	642,037	0.0
475,000	(1)	AssuredPartners, Inc., 5.625%, 01/15/2029	462,733	0.0
1,550,000		Banco de Bogota SA, 6.250%, 05/12/2026	1,676,085	0.1
1,550,000	(1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	1,584,588	0.1
1,500,000		Bancolombia SA, 3.000%, 01/29/2025	1,507,587	0.1
3,325,000	(1),(4)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	3,454,775	0.2
3,300,000		Bank Hapoalim, 3.255%, 01/21/2032	3,267,000	0.1
750,000	(1)	BBVA Bancomer SA/Texas, 1.875%, 09/18/2025	744,416	0.0
675,000	(1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	664,136	0.0
2,250,000	(1)	Credit Bank of Moscow Via CBOM Finance PLC, 3.875%, 09/21/2026	2,131,312	0.1
875,000	(1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	937,497	0.1
1,000,000	(1)	Development Bank of Kazakhstan JSC, 2.950%, 05/06/2031	996,264	0.1
255,000	(1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	249,528	0.0
375,000	(1),(2)	Freedom Mortgage Corp., 7.625%, 05/01/2026	383,362	0.0
527,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	540,064	0.0
200,000	(1),(2)	Iron Mountain, Inc., 5.000%, 07/15/2028	205,801	0.0
310,000	(1)	Iron Mountain, Inc., 5.250%, 07/15/2030	327,241	0.0
255,000	(1)	Iron Mountain, Inc., 5.625%, 07/15/2032	273,269	0.0
1,500,000	(1)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	1,522,223	0.1
1,050,000	(1),(4)	Kookmin Bank, 4.350%, 12/31/2199	1,095,696	0.1
625,000	(1),(2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	641,691	0.0
300,000	(1)	LPL Holdings, Inc., 4.000%, 03/15/2029	307,625	0.0
150,000	(1)	LPL Holdings, Inc., 4.375%, 05/15/2031	153,654	0.0
515,000	(1)	LPL Holdings, Inc., 4.625%, 11/15/2027	533,764	0.0
150,000	(1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 3.875%, 02/15/2029	157,715	0.0
215,000	(1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	229,476	0.0
575,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	615,241	0.0
200,000	(1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	200,824	0.0
515,000	(1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	537,768	0.0
550,000	(1),(4)	Mizrahi Tefahot Bank Ltd., 3.077%, 04/07/2031	547,938	0.0
290,000	(2)	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	293,709	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

675,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	707,049	0.0
625,000	(1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	618,088	0.0
825,000	(2)	Navient Corp., 4.875%, 03/15/2028	824,179	0.1
410,000		Navient Corp., 5.000%, 03/15/2027	418,559	0.0
165,000		Navient Corp., 7.250%, 09/25/2023	178,055	0.0
1,100,000	(1),(4)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,123,485	0.1
300,000	(2)	OneMain Finance Corp., 4.000%, 09/15/2030	295,515	0.0
1,050,000	(2)	OneMain Finance Corp., 5.375%, 11/15/2029	1,143,188	0.1
700,000	(1),(2)	PRA Group, Inc., 5.000%, 10/01/2029	702,807	0.0
800,000	(1),(2)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	821,220	0.0
850,000	(2)	SBA Communications Corp., 3.875%, 02/15/2027	876,626	0.1
500,000	(1),(4)	Shinhan Financial Group Co. Ltd., 2.875%, 12/31/2199	494,213	0.0
500,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.250%, 02/05/2025	460,251	0.0
750,000	(1)	Turkiye Vakiflar Bankasi TAO, 6.500%, 01/08/2026	705,462	0.0
600,000	(1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	602,100	0.0
325,000	(1),(2)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030	313,219	0.0
500,000	(1),(2)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/2029	499,040	0.0
500,000	(1),(2)	XHR L.P., 4.875%, 06/01/2029	509,605	0.0
200,000	(1),(4)	Yapi ve Kredi Bankasi AS, 7.875%, 01/22/2031	194,234	0.0
			41,434,461	1.6

		Industrial: 1.3%
1,025,000	(1),(3)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	1,056,816	0.1
775,000	(1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	806,849	0.1
200,000	(1)	Builders FirstSource, Inc., 4.250%, 02/01/2032	207,402	0.0
475,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	510,297	0.0
650,000	(1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	662,603	0.0
1,025,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	1,053,305	0.1
575,000	(1),(4)	Cemex SAB de CV, 5.125%, 12/31/2199	596,128	0.0
1,275,000	(1)	Cemex SAB de CV, 5.200%, 09/17/2030	1,370,976	0.1
430,000	(1)	Clark Equipment Co., 5.875%, 06/01/2025	447,925	0.0
300,000	(1)	Clean Harbors, Inc., 4.875%, 07/15/2027	309,300	0.0
225,000	(1)	Clean Harbors, Inc., 5.125%, 07/15/2029	239,068	0.0
500,000	(1)	Empresa de Transporte de Pasajeros Metro SA, 3.693%, 09/13/2061	485,625	0.0
775,000	(1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	791,329	0.1
600,000	(1),(2)	GFL Environmental, Inc., 4.000%, 08/01/2028	589,017	0.0
175,000	(1),(2)	GFL Environmental, Inc., 4.250%, 06/01/2025	180,250	0.0
165,000	(1)	GFL Environmental, Inc., 4.375%, 08/15/2029	163,703	0.0
425,000	(1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	436,252	0.0
625,000	(1)	GrafTech Finance, Inc., 4.625%, 12/15/2028	635,491	0.0
775,000	(1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	803,287	0.1
600,000	(1)	Granite US Holdings Corp., 11.000%, 10/01/2027	653,100	0.0
600,000	(1)	II-VI, Inc., 5.000%, 12/15/2029	613,980	0.0
775,000	(1)	Imola Merger Corp., 4.750%, 05/15/2029	796,595	0.1
2,775,000	(1)	Indian Railway Finance Corp. Ltd., 3.249%, 02/13/2030	2,824,058	0.1
325,000	(1),(3)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	340,221	0.0
725,000	(1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	746,750	0.1
1,550,000	(1)	Klabin Austria GmbH, 5.750%, 04/03/2029	1,689,826	0.1
725,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	738,434	0.0
367,000	(1)	Maxar Space Robotics LLC, 9.750%, 12/31/2023	395,815	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

800,000	(1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	857,132	0.1
1,005,000	(1)	PGT Innovations, Inc., 4.375%, 10/01/2029	1,011,749	0.1
575,000	(1),(2)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	587,219	0.0
600,000	(1)	Rolls-Royce PLC, 5.750%, 10/15/2027	664,140	0.0
585,000	(1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	583,763	0.0
590,000		Silgan Holdings, Inc., 4.125%, 02/01/2028	603,458	0.0
725,000	(1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	699,625	0.0
220,000	(1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	224,902	0.0
675,000	(1),(2)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	720,394	0.0
1,475,000	(1)	Summit Digitel Infrastructure Pvt Ltd., 2.875%, 08/12/2031	1,422,929	0.1
475,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	498,209	0.0
490,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	509,144	0.0
394,000	(1),(2)	TK Elevator Holdco GmbH, 7.625%, 07/15/2028	422,630	0.0
425,000	(2)	TransDigm, Inc., 4.625%, 01/15/2029	424,358	0.0
500,000	(2)	TransDigm, Inc., 5.500%, 11/15/2027	515,888	0.0
575,000		TransDigm, Inc., 6.375%, 06/15/2026	591,531	0.0
535,000	(1)	Vertiv Group Corp., 4.125%, 11/15/2028	541,268	0.0
575,000	(1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	593,118	0.0
			31,615,859	1.3

		Technology: 0.3%
825,000	(1)	Austin BidCo, Inc., 7.125%, 12/15/2028	852,984	0.1
550,000	(1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	560,414	0.0
150,000	(1)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	155,148	0.0
575,000	(1)	Castle US Holding Corp., 9.500%, 02/15/2028	600,251	0.0
625,000	(1)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	654,012	0.0
590,000	(1),(2)	NCR Corp., 5.125%, 04/15/2029	611,836	0.0
175,000	(1)	Open Text Corp., 3.875%, 02/15/2028	178,638	0.0
575,000	(1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	593,136	0.0
250,000	(1)	OpenText Corp., 3.875%, 12/01/2029	253,540	0.0
600,000	(1)	Playtika Holding Corp., 4.250%, 03/15/2029	588,909	0.0
665,000	(1),(2)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	649,333	0.0
525,000	(1),(2)	ROBLOX Corp., 3.875%, 05/01/2030	533,405	0.0
790,000	(1),(2)	Rocket Software, Inc., 6.500%, 02/15/2029	771,834	0.1
810,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	839,407	0.1
			7,842,847	0.3

		Utilities: 1.5%
1,325,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	1,381,710	0.1
1,625,000	(1)	Alfa Desarrollo SpA, 4.550%, 09/27/2051	1,606,508	0.1
85,000	(1)	Clearway Energy Operating LLC, 3.750%, 01/15/2032	84,484	0.0
600,000	(1),(2)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	631,632	0.0
1,850,000	(1)	Colbun SA, 3.150%, 03/06/2030	1,853,006	0.1
5,670,000	(4)	Dominion Energy, Inc., 4.650%, 12/31/2199	5,925,150	0.2
600,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	620,211	0.0
3,935,000	(4)	Duke Energy Corp., 4.875%, 12/31/2199	4,092,400	0.2
3,175,000		Inkia Energy Ltd., 5.875%, 11/09/2027	3,258,868	0.1
500,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	550,325	0.0
2,875,000	(4)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	3,260,324	0.1
245,000	(1),(2)	NRG Energy, Inc., 3.375%, 02/15/2029	240,427	0.0
166,000		NRG Energy, Inc., 6.625%, 01/15/2027	172,773	0.0
2,325,000	(1)	Perusahaan Listrik Negara PT, 3.875%, 07/17/2029	2,464,523	0.1
2,950,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	3,384,181	0.1
300,000	(1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	294,893	0.0
3,938,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	4,273,985	0.2
3,625,000	(4)	Southern Co/The, 4.000%, 01/15/2051	3,715,625	0.2
400,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	413,594	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

450,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	464,069	0.0
			38,688,688	1.5

	Total Corporate Bonds/Notes
	(Cost $407,777,370)		419,576,899	16.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 22.8%
246,043	(4)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.156%, 05/25/2036	239,621	0.0
1,480,097	(1),(4)	Agate Bay Mortgage Trust 2015-2 B3, 3.659%, 03/25/2045	1,483,076	0.1
599,703	(1),(4)	Agate Bay Mortgage Trust 2015-4 B3, 3.541%, 06/25/2045	603,972	0.0
1,907,415	(1),(4)	Agate Bay Mortgage Trust 2016-1 B3, 3.686%, 12/25/2045	1,912,104	0.1
1,000,000	(1),(4)	Agate Bay Mortgage Trust 2016-1 B4, 3.686%, 12/25/2045	1,003,067	0.0
1,137,085	(1),(4)	Agate Bay Mortgage Trust 2016-2 B4, 3.780%, 03/25/2046	1,146,177	0.1
512,812		Alternative Loan Trust 2004-J7 MI, 1.112%, (US0001M + 1.020%), 10/25/2034	508,967	0.0
390,178		Alternative Loan Trust 2005-10CB 1A2, 0.552%, (US0001M + 0.450%), 05/25/2035	329,940	0.0
385,059		Alternative Loan Trust 2005-23CB A15, 5.500%, 07/25/2035	366,859	0.0
43,332		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	41,815	0.0
219,166		Alternative Loan Trust 2005-J2 1A12, 0.502%, (US0001M + 0.400%), 04/25/2035	182,993	0.0
31,676		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	21,166	0.0
524,451		Alternative Loan Trust 2006-18CB A10, 0.502%, (US0001M + 0.400%), 07/25/2036	265,225	0.0
125,911		Alternative Loan Trust 2006-19CB A12, 0.502%, (US0001M + 0.400%), 08/25/2036	63,363	0.0
533,204		Alternative Loan Trust 2006-19CB A28, 0.702%, (US0001M + 0.600%), 08/25/2036	274,933	0.0
895,680		Alternative Loan Trust 2006-27CB A5, 6.000%, 11/25/2036	685,120	0.0
315,595		Alternative Loan Trust 2006-HY11 A1, 0.342%, (US0001M + 0.120%), 06/25/2036	312,528	0.0
969,815		Alternative Loan Trust 2007-15CB A5, 5.750%, 07/25/2037	778,462	0.0
132,306		Alternative Loan Trust 2007-2CB 2A1, 0.702%, (US0001M + 0.600%), 03/25/2037	61,871	0.0
218,742		Alternative Loan Trust 2007-HY8C A1, 0.262%, (US0001M + 0.160%), 09/25/2047	213,611	0.0
674,358		Alternative Loan Trust 2007-OA4 A1, 0.442%, (US0001M + 0.170%), 05/25/2047	649,644	0.0
785,089	(1),(4)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	789,987	0.0
333,612		Banc of America Funding 2007-2 1A16 Trust, 0.702%, (US0001M + 0.600%), 03/25/2037	267,168	0.0
1,745,805		Banc of America Funding 2007-C 7A1 Trust, 0.524%, (US0001M + 0.210%), 05/20/2047	1,752,612	0.1
228,839	(4)	Bear Stearns ALT-A Trust 2005-3 4A3, 2.412%, 04/25/2035	233,339	0.0
451,943	(4)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.070%, 11/25/2036	331,376	0.0
629,911	(4)	Bear Stearns ALT-A Trust 2006-6 32A1, 2.889%, 11/25/2036	409,889	0.0
124,216	(4)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 2.697%, 01/26/2036	103,261	0.0
1,300,000	(1)	Bellemeade Re 2019-1A M2 Ltd., 2.802%, (US0001M + 2.700%), 03/25/2029	1,302,211	0.1
1,500,000	(1)	Bellemeade Re 2019-4 M1B Ltd., 2.102%, (US0001M + 2.000%), 10/25/2029	1,500,825	0.1
122,640	(1)	Bellemeade Re 2020-4 M2A Ltd., 2.702%, (US0001M + 2.600%), 06/25/2030	122,650	0.0
2,100,000	(1)	Bellemeade RE 2021-3 A M1C Ltd., 1.600%, (SOFR30A + 1.550%), 09/25/2031	2,086,297	0.1
189,164	(1),(4)	Chase Home Lending Mortgage Trust 2019-ATR2 A3, 3.500%, 07/25/2049	192,123	0.0
956,356	(1),(4)	Chase Mortgage Finance Corp. 2019-1 B2, 3.900%, 03/25/2050	962,571	0.0
1,244,047	(1),(4)	Chase Mortgage Finance Corp. 2019-1 B3, 3.900%, 03/25/2050	1,265,465	0.1
367,353	(4)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 2.845%, 09/25/2036	348,519	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

47,467	(4)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.673%, 11/25/2034	47,884	0.0
353,685		CHL Mortgage Pass-Through Trust 2005-HYB9 2A1, 1.987%, (US0012M + 1.750%), 02/20/2036	343,219	0.0
304,191	(1),(4)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	307,114	0.0
295,548	(1),(4)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	300,304	0.0
255,703	(1),(4)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	258,869	0.0
383,555	(1),(4)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	388,529	0.0
1,690,555	(1),(4)	CIM Trust 2019-J1 B3, 3.983%, 08/25/2049	1,710,953	0.1
3,095,012	(1),(4)	CIM Trust 2019-J2 B2, 3.777%, 10/25/2049	3,143,794	0.1
1,943,424	(1),(4)	CIM Trust 2019-J2 B3, 3.777%, 10/25/2049	1,964,916	0.1
515,384	(1),(4)	CIM Trust 2020-INV1 A13, 3.000%, 04/25/2050	520,088	0.0
1,266,501	(1),(4)	CIM Trust 2020-J2 B3, 2.769%, 01/25/2051	1,206,137	0.1
1,891,587	(1),(4)	CIM Trust 2021-J3 B3, 2.621%, 06/25/2051	1,828,291	0.1
483,926		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	486,078	0.0
90,762	(4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.773%, 03/25/2036	79,605	0.0
43,633	(4)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 2.809%, 11/25/2036	40,435	0.0
253,557	(1),(4)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	261,393	0.0
128,127	(4)	Citigroup Mortgage Loan Trust, Inc. 2005-4 A, 2.669%, 08/25/2035	132,529	0.0
379,747		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	385,203	0.0
1,354,666	(1)	Connecticut Avenue Securities Trust 2019-R07 1M2, 2.203%, (US0001M + 2.100%), 10/25/2039	1,358,439	0.1
3,015,926	(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.103%, (US0001M + 2.000%), 01/25/2040	3,025,986	0.1
21,254		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.602%, (US0001M + 0.500%), 11/25/2035	11,477	0.0
396,427	(1),(4)	CSMC 2017-HL1 A12 Trust, 3.500%, 06/25/2047	401,734	0.0
2,854,878	(1),(5)	CSMC 2019-AFC1 A3 Trust, 2.877% (Step Rate @ 3.877% on 08/25/2023), 07/25/2049	2,873,038	0.1
2,969,575	(1),(4)	CSMC 2021-AFC1 M1 Trust, 2.193%, 03/25/2056	2,908,715	0.1
320,992		CSMC Series 2007-2 3A6, 5.400%, 03/25/2037	227,566	0.0
531,238	(1),(4)	CSMC Trust 2013-7 A11, 3.500%, 08/25/2043	534,394	0.0
2,000,000	(1),(4)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	1,992,421	0.1
445,509		Deutsche ALT-A Securities, Inc. ALT 2007-AB1 A1, 0.402%, (US0001M + 0.300%), 04/25/2037	316,754	0.0
100,232	(1),(4)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.098%, 06/27/2037	101,335	0.0
1,700,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.753%, (US0001M + 3.650%), 02/25/2040	1,767,992	0.1
498,048	(6)	Fannie Mae 2007-18 BS, 6.498%, (-1.000*US0001M + 6.600%), 06/25/2035	94,191	0.0
1,722,566	(6)	Fannie Mae 2008-94 SI, 5.398%, (-1.000*US0001M + 5.500%), 04/25/2036	356,144	0.0
200,219		Fannie Mae 2010-15 FD, 0.842%, (US0001M + 0.740%), 03/25/2040	204,497	0.0
519,650		Fannie Mae 2011-47 GF, 0.672%, (US0001M + 0.570%), 06/25/2041	528,378	0.0
60,458		Fannie Mae 2012-10 UF, 0.652%, (US0001M + 0.550%), 02/25/2042	61,519	0.0
204,911	(6)	Fannie Mae 2012-84 KI, 6.000%, (US0001M + 6.000%), 08/25/2042	40,814	0.0
574,383	(6)	Fannie Mae 2012-93 IL, 3.000%, 09/25/2027	32,490	0.0
3,657,636	(6)	Fannie Mae 2013-67 AI, 3.000%, 07/25/2028	213,140	0.0
203,384	(6)	Fannie Mae 2015-56 DI, 3.000%, 12/25/2032	905	0.0
23,842,256	(6)	Fannie Mae 2018-86 US, 6.098%, (-1.000*US0001M + 6.200%), 12/25/2048	3,979,349	0.2
54,442		Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 5.003%, (US0001M + 4.900%), 11/25/2024	56,735	0.0
780,474		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.103%, (US0001M + 4.000%), 05/25/2025	795,010	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

1,425,308		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.653%, (US0001M + 5.550%), 04/25/2028	1,486,506	0.1
1,650,559		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 4.403%, (US0001M + 4.300%), 02/25/2025	1,684,366	0.1
1,675,390		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.653%, (US0001M + 3.550%), 07/25/2029	1,717,201	0.1
7,049,277		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.103%, (US0001M + 3.000%), 10/25/2029	7,219,744	0.3
1,167,632		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.953%, (US0001M + 2.850%), 11/25/2029	1,198,163	0.1
3,809,103		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.602%, (US0001M + 2.500%), 05/25/2030	3,858,569	0.2
3,606,605		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.903%, (US0001M + 2.800%), 02/25/2030	3,687,273	0.2
5,191,238		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.103%, (US0001M + 2.000%), 03/25/2031	5,236,157	0.2
2,950,591		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.203%, (US0001M + 2.100%), 03/25/2031	2,976,737	0.1
6,014,455		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.353%, (US0001M + 2.250%), 07/25/2030	6,088,393	0.2
1,273,585	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.403%, (US0001M + 2.300%), 08/25/2031	1,279,415	0.1
603,068	(1)	Fannie Mae Connecticut Avenue Securities 2019-RO3 1M2, 2.253%, (US0001M + 2.150%), 09/25/2031	605,656	0.0
1,429,762	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.553%, (US0001M + 2.450%), 07/25/2031	1,437,004	0.1
1,000,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.203%, (US0001M + 4.100%), 07/25/2039	1,018,389	0.0
2,135,244	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.153%, (US0001M + 2.050%), 01/25/2040	2,145,318	0.1
3,898,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.753%, (US0001M + 3.650%), 02/25/2040	4,057,533	0.2
40		Fannie Mae Connecticut Avenue Securities, 5.803%, (US0001M + 5.700%), 04/25/2028	42	0.0
563,891	(6)	Fannie Mae Interest Strip Series 346 6, 5.000%, 10/25/2033	92,524	0.0
101,493	(6)	Fannie Mae REMIC Trust 2000-26 SP, 8.398%, (-1.000*US0001M + 8.500%), 08/25/2030	13,440	0.0
131,914	(6)	Fannie Mae REMIC Trust 2002-13 SR, 6.498%, (-1.000*US0001M + 6.600%), 03/25/2032	17,674	0.0
81,792	(6)	Fannie Mae REMIC Trust 2004-64 SW, 6.948%, (-1.000*US0001M + 7.050%), 08/25/2034	15,065	0.0
56,928	(6)	Fannie Mae REMIC Trust 2004-66 SE, 6.398%, (-1.000*US0001M + 6.500%), 09/25/2034	9,332	0.0
307,216	(6)	Fannie Mae REMIC Trust 2009-25 SN, 6.448%, (-1.000*US0001M + 6.550%), 04/25/2039	64,859	0.0
97	(6)	Fannie Mae REMIC Trust 2012-146 LI, 4.500%, 10/25/2041	–	–
11,228,054	(6)	Fannie Mae REMIC Trust 2012-66 IB, 0.050%, (-1.000*US0001M + 6.050%), 06/25/2042	22,056	0.0
350,389	(6)	Fannie Mae REMIC Trust 2013-116 SC, 6.098%, (-1.000*US0001M + 6.200%), 04/25/2033	22,593	0.0
1,412,608	(6)	Fannie Mae REMICS 2004-53 UC, 7.448%, (-1.000*US0001M + 7.550%), 07/25/2034	300,813	0.0
1,144,832	(6)	Fannie Mae REMICS 2005-59 NS, 6.648%, (-1.000*US0001M + 6.750%), 05/25/2035	119,199	0.0
134,122		Fannie Mae REMICS 2006-46 SP, 23.826%, (-3.667*US0001M + 24.200%), 06/25/2036	261,267	0.0
4,710,218	(6)	Fannie Mae REMICS 2007-22 SD, 6.298%, (-1.000*US0001M + 6.400%), 03/25/2037	972,539	0.0
3,870,327	(6)	Fannie Mae REMICS 2007-30 IE, 6.638%, (-1.000*US0001M + 6.740%), 04/25/2037	917,889	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

2,456,433	(6)	Fannie Mae REMICS 2007-55 S, 6.658%, (-1.000*US0001M + 6.760%), 06/25/2037	468,411	0.0
1,668,045	(6)	Fannie Mae REMICS 2011-123 SD, 6.498%, (-1.000*US0001M + 6.600%), 08/25/2039	42,283	0.0
13,824,334	(6)	Fannie Mae REMICS 2012-111 UI, 3.000%, 10/25/2027	849,782	0.0
1,093,158	(6)	Fannie Mae REMICS 2012-121 DI, 2.500%, 11/25/2027	61,317	0.0
11,277,792	(6)	Fannie Mae REMICS 2012-128 KI, 3.000%, 11/25/2027	662,128	0.0
2,536,765	(6)	Fannie Mae REMICS 2012-148 IB, 3.500%, 01/25/2028	180,434	0.0
4,466,159	(6)	Fannie Mae REMICS 2012-150 PS, 6.048%, (-1.000*US0001M + 6.150%), 01/25/2043	726,105	0.0
11,172,563	(6)	Fannie Mae REMICS 2013-1 LI, 2.500%, 02/25/2028	546,690	0.0
1,872,205	(6)	Fannie Mae REMICS 2013-137 PI, 5.000%, 10/25/2041	329,393	0.0
11,083,567	(6)	Fannie Mae REMICS 2013-19 JS, 6.098%, (-1.000*US0001M + 6.200%), 10/25/2041	989,481	0.0
1,529,953	(6)	Fannie Mae REMICS 2013-2 NI, 4.000%, 02/25/2043	196,556	0.0
4,365,117	(6)	Fannie Mae REMICS 2013-21 KI, 3.000%, 03/25/2028	273,056	0.0
4,997,504	(6)	Fannie Mae REMICS 2013-32 EI, 2.500%, 04/25/2033	487,621	0.0
1,600,111	(6)	Fannie Mae REMICS 2013-41 BI, 3.000%, 05/25/2028	111,473	0.0
1,696,012	(6)	Fannie Mae REMICS 2013-69 PI, 3.000%, 04/25/2033	150,509	0.0
3,835,505	(6)	Fannie Mae REMICS 2013-97 JS, 6.048%, (-1.000*US0001M + 6.150%), 04/25/2038	574,713	0.0
8,054,276	(6)	Fannie Mae REMICS 2016-19 SB, 5.998%, (-1.000*US0001M + 6.100%), 04/25/2046	1,426,700	0.1
2,594,569	(6)	Fannie Mae REMICS 2016-4 BI, 4.000%, 02/25/2046	460,206	0.0
1,785,526	(6)	Fannie Mae REMICS 2016-61 PI, 4.500%, 01/25/2046	305,530	0.0
19,033,900	(6)	Fannie Mae REMICS 2017-16 SG, 5.948%, (-1.000*US0001M + 6.050%), 03/25/2047	3,528,942	0.1
10,947,249	(6)	Fannie Mae REMICS 2019-15 AI, 4.000%, 04/25/2059	2,914,416	0.1
18,736,600	(6)	Fannie Mae REMICS 2019-17 SA, 5.998%, (-1.000*US0001M + 6.100%), 04/25/2049	3,195,167	0.1
16,987,507	(6)	Fannie Mae REMICS 2019-8 SB, 5.998%, (-1.000*US0001M + 6.100%), 03/25/2049	2,915,844	0.1
22,159,981	(6)	Fannie Mae REMICS 2020-49 SB, 5.998%, (-1.000*US0001M + 6.100%), 07/25/2050	5,028,326	0.2
44,773,553	(6)	Fannie Mae REMICS 2020-64 IO, 3.000%, 09/25/2050	7,255,433	0.3
28,649,473	(6)	Fannie Mae REMICS 2020-65 CI, 4.000%, 09/25/2050	5,058,042	0.2
21,268,163	(6)	Fannie Mae REMICS 2021-2 PI, 2.000%, 02/25/2051	2,011,583	0.1
50,022,765	(6)	Fannie Mae REMICS 2021-65 KI, 3.500%, 10/25/2051	7,219,776	0.3
408,959		Fannie Mae Series 2006-11 FA, 0.402%, (US0001M + 0.300%), 03/25/2036	411,991	0.0
67,866		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A7, 6.000%, 02/25/2037	40,348	0.0
298,134	(1),(4)	Flagstar Mortgage Trust 2017-2 A7, 3.500%, 10/25/2047	300,619	0.0
638,881	(1),(4)	Flagstar Mortgage Trust 2018-1 B3, 3.984%, 03/25/2048	640,970	0.0
4,614,095	(1),(4)	Flagstar Mortgage Trust 2018-2 B2, 4.043%, 04/25/2048	4,584,832	0.2
1,096,664	(1),(4)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	1,114,986	0.1
3,706,239	(1),(4)	Flagstar Mortgage Trust 2018-4 B3, 4.262%, 07/25/2048	3,753,631	0.2
933,750	(1),(4)	Flagstar Mortgage Trust 2018-5 B3, 4.506%, 09/25/2048	926,931	0.0
375,234	(1),(4)	Flagstar Mortgage Trust 2018-6RR 1A7, 4.000%, 10/25/2048	380,092	0.0
3,530,374	(1),(4)	Flagstar Mortgage Trust 2018-6RR B1, 4.942%, 10/25/2048	3,591,984	0.1
1,437,608	(1),(4)	Flagstar Mortgage Trust 2019-2 B1, 4.065%, 12/25/2049	1,440,345	0.1
2,012,652	(1),(4)	Flagstar Mortgage Trust 2019-2 B2, 4.065%, 12/25/2049	2,011,283	0.1
3,387,567	(1),(4)	Flagstar Mortgage Trust 2020-1NV B2A, 4.254%, 03/25/2050	3,475,075	0.1
2,903,629	(1),(4)	Flagstar Mortgage Trust 2020-1NV B3, 4.254%, 03/25/2050	2,959,695	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

3,807,021	(1),(4)	Flagstar Mortgage Trust 2021-2 B3, 2.800%, 04/25/2051	3,704,427	0.2
1,195,723	(6)	Freddie Mac 2009-70 PS, 6.648%, (-1.000*US0001M + 6.750%), 01/25/2037	254,703	0.0
68,897	(6)	Freddie Mac 2524 SH, 7.390%, (-1.000*US0001M + 7.500%), 11/15/2032	1,672	0.0
295,607	(6)	Freddie Mac 2525 SM, 7.890%, (-1.000*US0001M + 8.000%), 02/15/2032	65,722	0.0
283,275	(6)	Freddie Mac 2981 CS, 6.610%, (-1.000*US0001M + 6.720%), 05/15/2035	48,042	0.0
236,955	(6)	Freddie Mac 2989 HS, 7.040%, (-1.000*US0001M + 7.150%), 08/15/2034	84,345	0.0
142,773	(6)	Freddie Mac 3018 SM, 7.090%, (-1.000*US0001M + 7.200%), 08/15/2035	32,859	0.0
1,630,311	(6)	Freddie Mac 3222 SN, 6.490%, (-1.000*US0001M + 6.600%), 09/15/2036	298,467	0.0
279,431	(4),(6)	Freddie Mac 324 144, 6.000%, 06/15/2039	59,943	0.0
527,576	(6)	Freddie Mac 3523 SA, 5.890%, (-1.000*US0001M + 6.000%), 09/15/2036	96,220	0.0
479,172	(6)	Freddie Mac 3582 MS, 6.040%, (-1.000*US0001M + 6.150%), 10/15/2039	86,749	0.0
685,319	(6)	Freddie Mac 3688 BI, 5.000%, 07/15/2040	127,867	0.0
2,706,556	(6)	Freddie Mac 4186 IA, 3.000%, 03/15/2033	280,279	0.0
102,119	(6)	Freddie Mac 4333 AI, 5.500%, 02/15/2044	18,206	0.0
5,732,175	(6)	Freddie Mac 4813 IO, 5.500%, 08/15/2048	1,227,245	0.1
29,975	(6)	Freddie Mac REMIC Trust 2266 S, 8.440%, (-1.000*US0001M + 8.550%), 11/15/2030	4,296	0.0
143,844	(6)	Freddie Mac REMIC Trust 2374 S, 7.990%, (-1.000*US0001M + 8.100%), 06/15/2031	29,876	0.0
81,379	(6)	Freddie Mac REMIC Trust 2417 SY, 8.290%, (-1.000*US0001M + 8.400%), 12/15/2031	18,843	0.0
141,165	(6)	Freddie Mac REMIC Trust 2577 SA, 7.340%, (-1.000*US0001M + 7.450%), 02/15/2033	30,196	0.0
77,366	(6)	Freddie Mac REMIC Trust 2981 SU, 7.690%, (-1.000*US0001M + 7.800%), 05/15/2030	13,747	0.0
141,866		Freddie Mac REMIC Trust 3031 BP, 8.000%, (-6.723*US0001M + 44.975%), 08/15/2035	154,608	0.0
528,194	(6)	Freddie Mac REMIC Trust 3049 PI, 6.540%, (-1.000*US0001M + 6.650%), 10/15/2035	108,608	0.0
47,417		Freddie Mac REMIC Trust 3085 SK, 64.683%, (-12.000*US0001M + 66.000%), 12/15/2035	136,936	0.0
63,762	(7)	Freddie Mac REMIC Trust 3151 PO, 0.000%, 05/15/2036	57,866	0.0
172,275	(6)	Freddie Mac REMIC Trust 3624 TS, 4.690%, (-1.000*US0001M + 4.800%), 01/15/2040	18,713	0.0
188,613	(6)	Freddie Mac REMIC Trust 4261 ID, 6.500%, 06/15/2032	22,178	0.0
568,995	(6)	Freddie Mac REMIC Trust 4287 CI, 4.500%, 07/15/2041	61,999	0.0
1,424,883	(6)	Freddie Mac REMICS 2781 SB, 7.040%, (-1.000*US0001M + 7.150%), 04/15/2034	288,582	0.0
344,150		Freddie Mac REMICS 2921 PF, 0.460%, (US0001M + 0.350%), 01/15/2035	345,386	0.0
3,457,925	(6)	Freddie Mac REMICS 3128 JI, 6.520%, (-1.000*US0001M + 6.630%), 03/15/2036	749,701	0.0
1,561,797	(6)	Freddie Mac REMICS 3298 S, 6.000%, (-1.000*US0001M + 6.110%), 04/15/2037	288,320	0.0
3,273,004	(6)	Freddie Mac REMICS 4097 IC, 2.500%, 08/15/2027	152,406	0.0
1,058,972	(6)	Freddie Mac REMICS 4116 IL, 4.500%, 05/15/2042	135,113	0.0
11,213,867	(6)	Freddie Mac REMICS 4120 TI, 2.500%, 10/15/2027	520,688	0.0
1,575,996	(6)	Freddie Mac REMICS 4136 QI, 3.000%, 11/15/2032	96,110	0.0
985,574	(6)	Freddie Mac REMICS 4143 IK, 4.000%, 10/15/2041	68,552	0.0
14,788,575	(6)	Freddie Mac REMICS 4146 SA, 6.040%, (-1.000*US0001M + 6.150%), 12/15/2042	2,772,042	0.1
929,021	(6)	Freddie Mac REMICS 4153 YI, 3.000%, 09/15/2042	37,218	0.0
2,074,220	(6)	Freddie Mac REMICS 4157 IH, 3.500%, 01/15/2043	318,875	0.0
1,408,288	(6)	Freddie Mac REMICS 4162 DI, 2.000%, 02/15/2028	60,396	0.0
5,454,157	(6)	Freddie Mac REMICS 4182 IL, 3.000%, 03/15/2028	338,691	0.0
817,228	(6)	Freddie Mac REMICS 4266 LI, 3.500%, 06/15/2028	27,604	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

30,618,975	(6)	Freddie Mac REMICS 4273 PS, 5.990%, (-1.000*US0001M + 6.100%), 11/15/2043	5,576,260	0.2
2,193,623	(6)	Freddie Mac REMICS 4290 EI, 5.000%, 12/15/2043	365,958	0.0
1,046,048		Freddie Mac REMICS 4385 LS, 9.102%, (-2.333*US0001M + 9.333%), 07/15/2037	1,191,061	0.1
2,642,443	(6)	Freddie Mac REMICS 4494 LI, 5.000%, 12/15/2043	282,380	0.0
7,780,649	(6)	Freddie Mac REMICS 4618 SA, 5.890%, (-1.000*US0001M + 6.000%), 09/15/2046	1,572,540	0.1
1,960,302		Freddie Mac REMICS 4625 BI, 3.500%, 06/15/2046	235,970	0.0
2,442,120	(6)	Freddie Mac REMICS 4708 KI, 4.500%, 11/15/2046	358,599	0.0
28,250,861	(6)	Freddie Mac REMICS 4903 NS, 5.998%, (-1.000*US0001M + 6.100%), 08/25/2049	4,925,552	0.2
13,843,767	(6)	Freddie Mac REMICS 4909 SJ, 5.948%, (-1.000*US0001M + 6.050%), 09/25/2049	2,711,216	0.1
5,305,031	(6)	Freddie Mac REMICS 4910 SD, 5.940%, (-1.000*US0001M + 6.050%), 06/15/2049	1,146,559	0.1
18,115,159	(6)	Freddie Mac REMICS 4910 SH, 5.948%, (-1.000*US0001M + 6.050%), 09/25/2049	3,414,744	0.1
22,755,126	(6)	Freddie Mac REMICS 4924 SY, 5.948%, (-1.000*US0001M + 6.050%), 10/25/2049	4,251,923	0.2
17,757,627	(6)	Freddie Mac REMICS 4967 IQ, 4.000%, 02/25/2050	2,912,345	0.1
46,119,964	(6)	Freddie Mac REMICS 4974 I, 4.000%, 04/25/2050	7,699,908	0.3
39,216,744	(6)	Freddie Mac REMICS 5010 MI, 3.000%, 09/25/2050	5,634,897	0.2
15,684,926	(6)	Freddie Mac REMICS 5074 GI, 2.000%, 02/25/2051	1,402,016	0.1
26,425,334	(6)	Freddie Mac REMICS 5081 CI, 2.000%, 03/25/2051	2,423,092	0.1
12,084,296	(6)	Freddie Mac REMICS 5142 LI, 2.500%, 09/25/2051	1,706,299	0.1
473,829		Freddie Mac REMICS Trust 3740 FB, 0.610%, (US0001M + 0.500%), 10/15/2040	480,003	0.0
1,397,282	(1)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 1.953%, (US0001M + 1.850%), 02/25/2050	1,403,298	0.1
217,998	(1)	Freddie Mac STACR REMIC Trust 2020-DNA3 M2, 3.103%, (US0001M + 3.000%), 06/25/2050	218,388	0.0
2,358,616	(1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.003%, (US0001M + 1.900%), 01/25/2050	2,364,101	0.1
3,000,000	(1)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 3.450%, (SOFR30A + 3.400%), 10/25/2041	3,024,288	0.1
2,500,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 2.150%, (SOFR30A + 2.100%), 09/25/2041	2,502,103	0.1
6,100,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 3.800%, (SOFR30A + 3.750%), 12/25/2041	6,147,922	0.3
4,000,000	(1)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.203%, (US0001M + 2.100%), 09/25/2048	4,047,455	0.2
1,553,678	(6)	Freddie Mac Strips 287 IO, 3.000%, 10/15/2027	96,775	0.0
958,225	(6)	Freddie Mac Strips Series 224 IO, 6.000%, 03/01/2033	210,320	0.0
461,292	(6)	Freddie Mac Strips Series 237 S23, 6.990%, (-1.000*US0001M + 7.100%), 05/15/2036	107,159	0.0
547,008	(6)	Freddie Mac Strips Series 260 33, 4.000%, 05/15/2039	83,046	0.0
356,510		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.103%, (US0001M + 4.000%), 08/25/2024	363,241	0.0
4,960,616		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.753%, (US0001M + 2.650%), 12/25/2029	5,091,587	0.2
793,194		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.903%, (US0001M + 1.800%), 07/25/2030	798,208	0.0
2,518,966		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.403%, (US0001M + 2.300%), 09/25/2030	2,550,159	0.1
4,788,148	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 2.753%, (US0001M + 2.650%), 01/25/2049	4,850,539	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

7,693,750	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.153%, (US0001M + 2.050%), 04/25/2049	7,732,471	0.3
3,000,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 2.350%, (SOFR30A + 2.300%), 08/25/2033	3,057,834	0.1
2,300,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, 3.700%, (SOFR30A + 3.650%), 11/25/2041	2,340,208	0.1
1,605,838	(1),(4)	Galton Funding Mortgage Trust 2018-2 B2, 4.731%, 10/25/2058	1,629,541	0.1
2,405,713	(1),(4)	Galton Funding Mortgage Trust 2019-1 B1, 4.250%, 02/25/2059	2,446,291	0.1
1,928,972	(1),(4)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	1,954,218	0.1
4,007,696	(6)	Ginnie Mae 2007-59 SC, 6.396%, (-1.000*US0001M + 6.500%), 07/20/2037	777,453	0.0
139,428	(6)	Ginnie Mae 2011-101 EI, 6.000%, (-19.355*US0001M + 109.161%), 10/16/2039	33,804	0.0
23,787,189	(6)	Ginnie Mae 2013-130 SB, 4.951%, (-1.000*US0001M + 5.050%), 09/16/2043	3,158,570	0.1
45,975,781	(6)	Ginnie Mae 2021-194 IK, 3.000%, 11/20/2051	7,290,108	0.3
363,428	(6)	Ginnie Mae Series 2008-40 SA, 6.293%, (-1.000*US0001M + 6.400%), 05/16/2038	60,496	0.0
605,680	(6)	Ginnie Mae Series 2009-116 SJ, 6.373%, (-1.000*US0001M + 6.480%), 12/16/2039	112,068	0.0
867,398	(6)	Ginnie Mae Series 2010-143 JI, 4.000%, 08/16/2039	51,645	0.0
1,412,609	(6)	Ginnie Mae Series 2010-4 IP, 5.000%, 01/16/2039	113,385	0.0
583,454	(6)	Ginnie Mae Series 2010-4 SL, 6.293%, (-1.000*US0001M + 6.400%), 01/16/2040	116,342	0.0
69,693	(6)	Ginnie Mae Series 2010-98 QS, 6.496%, (-1.000*US0001M + 6.600%), 01/20/2040	3,069	0.0
1,656,166	(6)	Ginnie Mae Series 2011-101 BI, 0.650%, (-1.000*US0001M + 6.650%), 11/20/2037	37,509	0.0
2,201,160	(6)	Ginnie Mae Series 2011-124 KI, 4.000%, 08/20/2039	132,284	0.0
4,793,905	(6)	Ginnie Mae Series 2011-25 AS, 5.956%, (-1.000*US0001M + 6.060%), 02/20/2041	836,271	0.0
2,376,120	(6)	Ginnie Mae Series 2012-148 IP, 3.500%, 04/20/2041	126,661	0.0
20,438	(6)	Ginnie Mae Series 2012-149 BI, 3.500%, 10/20/2041	1,747	0.0
2,423,672	(6)	Ginnie Mae Series 2012-39 PI, 4.000%, 03/16/2042	278,455	0.0
1,995,785	(6)	Ginnie Mae Series 2013-103 DS, 6.046%, (-1.000*US0001M + 6.150%), 07/20/2043	339,508	0.0
86,098	(6)	Ginnie Mae Series 2013-134 DS, 5.996%, (-1.000*US0001M + 6.100%), 09/20/2043	14,616	0.0
224,064	(6)	Ginnie Mae Series 2013-44 LI, 4.500%, 01/16/2043	30,368	0.0
1,051,208	(6)	Ginnie Mae Series 2013-81 IO, 4.500%, 01/16/2040	81,142	0.0
2,677,447	(6)	Ginnie Mae Series 2014-84 PI, 4.500%, 04/20/2043	251,724	0.0
2,455,005	(6)	Ginnie Mae Series 2015-132 BI, 4.000%, 11/20/2044	252,443	0.0
19,252,699	(6)	Ginnie Mae Series 2015-144 SA, 6.096%, (-1.000*US0001M + 6.200%), 10/20/2045	3,747,476	0.2
3,550,932	(6)	Ginnie Mae Series 2015-69 IL, 0.200%, (-1.000*US0001M + 6.700%), 07/20/2034	24,549	0.0
230,265	(6)	Ginnie Mae Series 2015-98 IU, 4.000%, 08/20/2044	28,917	0.0
7,862,920	(6)	Ginnie Mae Series 2016-66 ES, 5.946%, (-1.000*US0001M + 6.050%), 05/20/2046	1,345,644	0.1
580,320	(6)	Ginnie Mae Series 2016-8 PI, 4.000%, 10/20/2044	62,922	0.0
7,163,315	(6)	Ginnie Mae Series 2018-153 SQ, 6.096%, (-1.000*US0001M + 6.200%), 11/20/2048	1,315,991	0.1
18,524,512	(6)	Ginnie Mae Series 2018-93 SJ, 6.096%, (-1.000*US0001M + 6.200%), 07/20/2048	3,154,297	0.1
291,132	(6)	Ginnie Mae Series 2019-111 TI, 5.000%, 09/20/2049	37,261	0.0
124,860	(6)	Ginnie Mae Series 2019-86 GI, 6.500%, 07/20/2049	22,821	0.0
583,564	(6)	Ginnie Mae Series 2019-86 HI, 5.500%, 07/20/2049	93,358	0.0
14,400,088	(6)	Ginnie Mae Series 2019-89 SC, 5.996%, (-1.000*US0001M + 6.100%), 07/20/2049	2,666,820	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

350,102	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	351,644	0.0
556,044	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	558,159	0.0
1,400,478	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	1,404,963	0.1
2,387,051	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 B2, 3.687%, 05/25/2050	2,424,718	0.1
3,696,207	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.687%, 05/25/2050	3,738,813	0.2
1,748,258	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.263%, 08/25/2049	1,754,133	0.1
164,676	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	165,006	0.0
3,825,236	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.401%, 11/25/2049	3,859,611	0.2
3,877,056	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.401%, 11/25/2049	3,935,296	0.2
468,060	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.004%, 03/25/2050	475,054	0.0
477,048	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 4.004%, 03/25/2050	483,216	0.0
1,803,797	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B4, 3.431%, 10/25/2050	1,777,455	0.1
1,721,046	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.651%, 08/25/2051	1,674,958	0.1
3,934,242	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ4 B3, 2.623%, 09/25/2051	3,849,353	0.2
5,095,323	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ5 B3, 2.594%, 10/25/2051	4,966,655	0.2
998,411	(1),(4)	GS Mortgage-Backed Securities Trust 2021-GR3 B3, 3.398%, 04/25/2052	998,484	0.0
998,411	(1),(4)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.398%, 04/25/2052	948,412	0.0
2,807,272	(1),(4)	GS Mortgage-Backed Securities Trust 2021-PJ9 A4, 2.500%, 02/26/2052	2,787,091	0.1
373,538		HarborView Mortgage Loan Trust 2006-14 2A1A, 0.254%, (US0001M + 0.150%), 01/25/2047	354,849	0.0
409,383		HarborView Mortgage Loan Trust 2007-5 A1A, 0.294%, (US0001M + 0.190%), 09/19/2037	402,999	0.0
4,769,000	(1)	Home RE 2019-1 M2 Ltd., 3.352%, (US0001M + 3.250%), 05/25/2029	4,800,813	0.2
1,608		HomeBanc Mortgage Trust 2004-1 2A, 0.962%, (US0001M + 0.860%), 08/25/2029	1,592	0.0
2,600,000	(1),(4)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	2,596,116	0.1
63,274		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.522%, (US0001M + 0.420%), 04/25/2046	60,717	0.0
171,379	(1),(4)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	172,284	0.0
1,075,552	(1),(4)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.526%, 08/25/2049	1,076,921	0.0
2,605,963	(1),(4)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.526%, 08/25/2049	2,652,163	0.1
1,805,631	(1),(4)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.685%, 06/25/2049	1,811,682	0.1
2,495,783	(1),(4)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.170%, 05/25/2052	2,346,978	0.1
1,847,299	(4)	JP Morgan Mortgage Trust 2005-A4 B1, 2.445%, 07/25/2035	1,848,326	0.1
75,055		JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/2036	50,239	0.0
164,248		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	119,274	0.0
408,428		JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/2036	222,633	0.0
784,352	(1),(4)	JP Morgan Mortgage Trust 2014-5 B3, 2.867%, 10/25/2029	781,385	0.0
540,008	(1),(4)	JP Morgan Mortgage Trust 2016-1 B3, 3.831%, 05/25/2046	544,431	0.0
2,095,000	(1),(4)	JP Morgan Mortgage Trust 2016-1 B4, 3.831%, 05/25/2046	2,113,265	0.1
482,767	(1),(4)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	487,260	0.0
889,129	(1),(4)	JP Morgan Mortgage Trust 2017-1 B4, 3.469%, 01/25/2047	894,190	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

1,428,574	(1),(4)	JP Morgan Mortgage Trust 2017-3 B1, 3.773%, 08/25/2047	1,466,512	0.1
1,058,203	(1),(4)	JP Morgan Mortgage Trust 2017-3 B2, 3.773%, 08/25/2047	1,081,681	0.1
1,902,812	(1),(4)	JP Morgan Mortgage Trust 2017-5 B1, 3.063%, 10/26/2048	1,957,611	0.1
549,228	(1),(4)	JP Morgan Mortgage Trust 2017-6 B3, 3.795%, 12/25/2048	559,858	0.0
1,544,247	(1),(4)	JP Morgan Mortgage Trust 2017-6 B4, 3.795%, 12/25/2048	1,559,742	0.1
1,053,968	(1),(4)	JP Morgan Mortgage Trust 2017-6 B5, 3.795%, 12/25/2048	1,042,195	0.0
2,252,077	(1),(4)	JP Morgan Mortgage Trust 2018-1 B2, 3.689%, 06/25/2048	2,270,694	0.1
3,670,576	(1),(4)	JP Morgan Mortgage Trust 2018-3 B1, 3.739%, 09/25/2048	3,756,808	0.2
2,294,110	(1),(4)	JP Morgan Mortgage Trust 2018-3 B3, 3.739%, 09/25/2048	2,327,473	0.1
460,600	(1),(4)	JP Morgan Mortgage Trust 2018-4 B1, 3.738%, 10/25/2048	468,619	0.0
460,600	(1),(4)	JP Morgan Mortgage Trust 2018-4 B2, 3.738%, 10/25/2048	467,474	0.0
1,861,561	(1),(4)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	1,879,662	0.1
158,599	(1),(4)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	159,868	0.0
328,635	(1),(4)	JP Morgan Mortgage Trust 2018-8 A3, 4.000%, 01/25/2049	330,989	0.0
8,011,103	(1),(4)	JP Morgan Mortgage Trust 2018-8 B1, 4.133%, 01/25/2049	8,161,966	0.3
3,733,475	(1),(4)	JP Morgan Mortgage Trust 2018-8 B2, 4.133%, 01/25/2049	3,785,146	0.2
945,584	(1),(4)	JP Morgan Mortgage Trust 2018-9 B2, 4.318%, 02/25/2049	953,793	0.0
1,868,870	(1),(4)	JP Morgan Mortgage Trust 2018-9 B3, 4.318%, 02/25/2049	1,882,866	0.1
1,434,826	(1),(4)	JP Morgan Mortgage Trust 2018-LTV1 B1, 4.560%, 04/25/2049	1,436,862	0.1
386,753	(1),(4)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	388,849	0.0
223,083	(1),(4)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	224,784	0.0
922,278	(1),(4)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	930,627	0.0
2,858,962	(1),(4)	JP Morgan Mortgage Trust 2019-5 B1, 4.538%, 11/25/2049	2,889,793	0.1
4,770,499	(1),(4)	JP Morgan Mortgage Trust 2019-5 B2, 4.538%, 11/25/2049	4,816,236	0.2
225,324	(1),(4)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	227,725	0.0
2,864,847	(1),(4)	JP Morgan Mortgage Trust 2019-6 B1, 4.266%, 12/25/2049	2,926,956	0.1
6,207,168	(1),(4)	JP Morgan Mortgage Trust 2019-6 B2, 4.266%, 12/25/2049	6,322,615	0.3
1,710,100	(1),(4)	JP Morgan Mortgage Trust 2019-7 B2A, 3.066%, 02/25/2050	1,726,228	0.1
950,055	(1),(4)	JP Morgan Mortgage Trust 2019-7 B3A, 3.316%, 02/25/2050	959,137	0.0
719,474	(1),(4)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	728,793	0.0
3,067,327	(1),(4)	JP Morgan Mortgage Trust 2019-8 B2A, 3.203%, 03/25/2050	3,097,178	0.1
958,540	(1),(4)	JP Morgan Mortgage Trust 2019-8 B3A, 3.453%, 03/25/2050	969,762	0.0
3,816,960	(1),(4)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.032%, 10/25/2049	4,007,681	0.2
439,526	(1),(4)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	444,231	0.0
4,053,445	(1),(4)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.419%, 05/25/2050	4,149,793	0.2
100,493	(1),(4)	JP Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	100,613	0.0
451,000	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	453,076	0.0
1,885,678	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.752%, 12/25/2049	1,907,777	0.1
1,911,483	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.752%, 12/25/2049	1,932,225	0.1
2,690,213	(1),(4)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.497%, 03/25/2050	2,703,964	0.1
6,261,911	(1),(4)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.497%, 03/25/2050	6,287,430	0.3
437,315	(1),(4)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	439,167	0.0
3,011,433	(1),(4)	JP Morgan Mortgage Trust 2020-3 B2, 3.869%, 08/25/2050	3,101,332	0.1
4,846,402	(1),(4)	JP Morgan Mortgage Trust 2020-4 B1, 3.692%, 11/25/2050	4,934,339	0.2
1,744,705	(1),(4)	JP Morgan Mortgage Trust 2020-4 B2, 3.692%, 11/25/2050	1,770,754	0.1
490,968	(1),(4)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	493,817	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

2,536,345	(1),(4)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	2,542,341	0.1
755,634	(1),(4)	JP Morgan Trust 2015-3 B3, 3.588%, 05/25/2045	760,572	0.0
1,327,529	(1),(4)	JP Morgan Trust 2015-3 B4, 3.588%, 05/25/2045	1,343,966	0.1
2,738,226,804	(1),(6)	L Street Securities 2017-PM1 XIO, 0.010%, 10/25/2048	2,877,603	0.1
74,310		Lehman XS Trust Series 2005-5N 1A2, 0.462%, (US0001M + 0.360%), 11/25/2035	72,374	0.0
1,878,439	(1),(4)	Mello Mortgage Capital Acceptance 2021-MTG3 B3, 2.927%, 07/01/2051	1,845,064	0.1
2,000,000	(1),(4)	MFA 2021-INV2 M1 Trust, 3.199%, 11/25/2056	1,974,541	0.1
655,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.902%, (US0001M + 1.800%), 09/25/2035	658,038	0.0
1,087,004		Morgan Stanley Mortgage Loan Trust 2006-9AR A2, 0.402%, (US0001M + 0.150%), 08/25/2036	404,721	0.0
6,000,000	(1)	Mortgage Insurance-Linked Notes 2021-3 M1B, 2.950%, (SOFR30A + 2.900%), 02/25/2034	5,961,005	0.2
378,233	(1),(4)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	396,227	0.0
1,300,000	(1)	Oaktown Re VII Ltd. 2021-2 M1C, 3.400%, (SOFR30A + 3.350%), 04/25/2034	1,281,595	0.1
465,755	(1),(4)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	472,467	0.0
609,094	(1),(4)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	615,083	0.0
403,170	(1),(4)	OBX 2020-INV1 A21 Trust, 3.500%, 12/25/2049	405,997	0.0
2,894,340	(1),(4)	OBX 2021-J3 A19 Trust, 2.500%, 10/25/2051	2,875,414	0.1
2,273,616	(1),(4)	Oceanview Mortgage Trust 2021-1 B3, 2.734%, 05/25/2051	2,175,834	0.1
21,064		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	20,047	0.0
294,859	(1),(4)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	295,410	0.0
6,856,000	(1)	Radnor RE 2021-1 M1C Ltd., 2.750%, (SOFR30A + 2.700%), 12/27/2033	6,775,512	0.3
3,676,928	(1),(4)	RCKT Mortgage Trust 2019-1 B1A, 3.855%, 09/25/2049	3,755,837	0.2
2,387,331	(1),(4)	RCKT Mortgage Trust 2019-1 B2A, 3.855%, 09/25/2049	2,440,903	0.1
1,606,787	(1),(4)	RCKT Mortgage Trust 2020-1 B2A, 3.498%, 02/25/2050	1,630,709	0.1
2,009,898	(1),(4)	RCKT Mortgage Trust 2021-1 A13, 2.500%, 03/25/2051	1,989,429	0.1
2,920,668	(1),(4)	RCKT Mortgage Trust 2021-4 A21, 2.500%, 09/25/2051	2,887,434	0.1
5,591,000	(1),(4)	RCKT Mortgage Trust 2021-6 B3, 2.797%, 12/25/2051	5,341,641	0.2
1,080,402	(1)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	1,087,899	0.1
758,021	(1),(4)	Sequoia Mortgage Trust 2015-1 B1, 3.909%, 01/25/2045	759,725	0.0
1,517,035	(1),(4)	Sequoia Mortgage Trust 2017-1 B2, 3.609%, 02/25/2047	1,531,096	0.1
1,152,354	(1),(4)	Sequoia Mortgage Trust 2018-6 B1, 4.185%, 07/25/2048	1,174,152	0.1
553,590	(1),(4)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.437%, 03/25/2048	560,182	0.0
1,692,103	(1),(4)	Sequoia Mortgage Trust 2019-2 B2, 4.259%, 06/25/2049	1,732,902	0.1
1,600,034	(1),(4)	Sequoia Mortgage Trust 2019-2 B3, 4.259%, 06/25/2049	1,630,438	0.1
2,070,084	(1),(4)	Sequoia Mortgage Trust 2019-5 B2, 3.745%, 12/25/2049	2,115,781	0.1
2,071,036	(1),(4)	Sequoia Mortgage Trust 2019-5 B3, 3.745%, 12/25/2049	2,110,781	0.1
951,565	(1),(4)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.029%, 03/25/2049	957,837	0.0
430,175	(1),(4)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	434,815	0.0
409,144	(1),(4)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	412,105	0.0
1,918,284	(1),(4)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.540%, 09/25/2049	1,942,841	0.1
259,306	(1),(4)	Sequoia Mortgage Trust 2020-1 A1, 3.500%, 02/25/2050	264,396	0.0
1,460,542	(1),(4)	Sequoia Mortgage Trust 2020-2 B3, 3.666%, 03/25/2050	1,484,709	0.1
571,695	(1),(4)	Sequoia Mortgage Trust 2021-3 B3, 2.655%, 05/25/2051	559,927	0.0
1,240,790	(1),(4)	Sequoia Mortgage Trust 2021-5 B3, 3.058%, 07/25/2051	1,233,819	0.1
2,286,873	(1),(4)	Shellpoint Co-Originator Trust 2017-2 B2, 3.678%, 10/25/2047	2,303,705	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

3,031,668	(1),(4)	Shellpoint Co-Originator Trust 2017-2 B3, 3.678%, 10/25/2047	3,051,450	0.1
44,441	(4)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 2.447%, 03/25/2035	44,201	0.0
2,536,817	(1),(4)	UWM Mortgage Trust 2021-INV4 B3, 3.235%, 12/25/2051	2,529,154	0.1
67,563	(4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.453%, 10/25/2036	66,133	0.0
162,425	(4)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.595%, 06/25/2034	165,055	0.0
1,007,709	(4)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 2.562%, 07/25/2034	1,030,373	0.0
79,696,592	(4),(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR1 X Trust, 1.693%, 01/25/2045	1,077,052	0.0
163,269	(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 2.922%, 09/25/2035	164,129	0.0
30,186,903	(4),(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR2 X Trust, 1.914%, 01/25/2045	1,289,935	0.1
13,915	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.956%, 10/25/2036	14,021	0.0
86,998	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.559%, 11/25/2036	86,883	0.0
334,342	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 2.559%, 11/25/2036	333,900	0.0
45,374	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.847%, 08/25/2046	45,371	0.0
81,621	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.991%, 12/25/2036	81,958	0.0
410,092	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 2.832%, 03/25/2037	380,428	0.0
8,995	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.737%, 04/25/2037	8,971	0.0
53,948	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 2.930%, 07/25/2037	54,422	0.0
512,305		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 1.002%, (US0001M + 0.900%), 11/25/2035	465,645	0.0
543,238		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	559,795	0.0
471,726		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	452,044	0.0
636,447		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	636,915	0.0
114,477		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	115,058	0.0
679,755		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 2CB2, 0.702%, (US0001M + 0.600%), 07/25/2036	385,622	0.0
1,743,563		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 3A Trust, 1.022%, (12MTA + 0.940%), 07/25/2046	1,195,872	0.1
746,401		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.042%, (12MTA + 0.960%), 08/25/2046	490,119	0.0
27,549		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.533%, (US0001M + 0.430%), 06/25/2037	22,162	0.0
536,038	(4)	Wells Fargo Mortgage Backed Securities 2006-AR12 1A1, 2.244%, 09/25/2036	515,072	0.0
119,063	(4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 2.741%, 12/28/2037	118,949	0.0
1,379,721	(1),(4)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.668%, 07/25/2047	1,389,860	0.1
1,546,630	(1),(4)	Wells Fargo Mortgage Backed Securities 2019-4 B3 Trust, 3.544%, 09/25/2049	1,563,621	0.1
1,971,045	(1),(4)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.387%, 12/25/2049	1,999,724	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

2,899,729	(1),(4)	Wells Fargo Mortgage Backed Securities 2020-4 B2 Trust, 3.190%, 07/25/2050	2,927,495	0.1
1,998,776	(1),(4)	Wells Fargo Mortgage Backed Securities 2021-1 B3 Trust, 2.729%, 12/25/2050	1,884,783	0.1
458,801	(1),(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.774%, 08/20/2045	455,112	0.0

	Total Collateralized Mortgage Obligations
	(Cost $575,404,510)		575,058,077	22.8

COMMERCIAL MORTGAGE-BACKED SECURITIES: 18.9%
1,290,000	(1),(7)	BAMLL Re-REMIC Trust 2015-FRR11 CK25, 0.000%, 09/27/2045	1,253,569	0.1
6,700,000	(1)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	5,133,785	0.2
5,320,000	(1),(4),(6)	BANK 2017-BNK4 XE, 1.462%, 05/15/2050	354,656	0.0
4,380,000	(1)	BANK 2017-BNK6 D, 3.100%, 07/15/2060	3,958,577	0.2
1,600,000	(1),(4)	BANK 2017-BNK6 E, 2.645%, 07/15/2060	941,513	0.0
16,600,000	(1),(4),(6)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	1,183,143	0.1
50,704,644	(4),(6)	BANK 2019-BN17 XA, 1.028%, 04/15/2052	3,270,343	0.1
10,013,990	(4),(6)	BANK 2019-BNK16 XA, 0.946%, 02/15/2052	553,550	0.0
29,172,755	(4),(6)	Bank 2019-BNK19 XA, 0.956%, 08/15/2061	1,814,697	0.1
58,301,711	(4),(6)	BANK 2019-BNK22 XA, 0.599%, 11/15/2062	2,421,515	0.1
4,590,000	(1)	BANK 2020-BNK25 D, 2.500%, 01/15/2063	4,086,578	0.2
10,780,217	(4),(6)	BBCMS Trust 2021-C10 XA, 1.308%, 07/15/2054	1,027,185	0.0
103,618,125	(4),(6)	Benchmark 2018-B7 XA Mortgage Trust, 0.436%, 05/15/2053	2,429,047	0.1
52,965,037	(4),(6)	Benchmark 2019-B10 XA Mortgage Trust, 1.226%, 03/15/2062	3,662,543	0.1
42,285,000	(1),(4),(6)	BENCHMARK 2019-B10 XB Mortgage Trust, 0.900%, 03/15/2062	2,593,297	0.1
43,659,855	(4),(6)	Benchmark 2019-B12 XA Mortgage Trust, 1.062%, 08/15/2052	2,485,765	0.1
3,090,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	2,871,823	0.1
7,330,000	(1),(4),(6)	Benchmark 2019-B9 XD Mortgage Trust, 2.002%, 03/15/2052	919,934	0.0
2,440,000	(1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 07/15/2053	2,446,666	0.1
1,741,000	(1)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	1,734,480	0.1
17,481,741	(4),(6)	Benchmark 2021-B24 XA Mortgage Trust, 1.155%, 03/15/2054	1,422,446	0.1
9,946,003	(4),(6)	Benchmark 2021-B28 XA Mortgage Trust, 1.291%, 08/15/2054	951,101	0.0
2,653,000	(1),(7)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	2,043,493	0.1
8,069,000	(1),(4)	BMD2 Re-Remic Trust 2019-FRR1 5B13, 2.210%, 05/25/2052	7,168,543	0.3
3,002,000	(1),(4)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.522%, 05/25/2052	2,746,872	0.1
4,500,000	(1)	BPR Trust 2021-WILL D, 5.110%, (US0001M + 5.000%), 06/15/2038	4,512,672	0.2
3,710,000	(1),(4)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	3,690,619	0.2
91,834,782	(4),(6)	Cantor Commercial Real Estate Lending 2019-CF1 XA, 1.110%, 05/15/2052	5,696,181	0.2
38,427,751	(4),(6)	Cantor Commercial Real Estate Lending 2019-CF2 XA, 1.232%, 11/15/2052	2,758,697	0.1
7,305,045	(4),(6)	CD 2016-CD1 Mortgage Trust XA, 1.389%, 08/10/2049	374,040	0.0
14,660,000	(1),(4),(6)	CD 2016-CD1 Mortgage Trust XB, 0.706%, 08/10/2049	437,863	0.0
1,000,000	(1),(4)	Citigroup Commercial Mortgage Trust 2013-GC17 D, 5.102%, 11/10/2046	948,124	0.0
4,126,000	(1),(4)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.591%, 03/10/2047	4,121,645	0.2
6,030,000	(1),(4)	Citigroup Commercial Mortgage Trust 2014-GC19 F, 3.665%, 03/10/2047	4,083,694	0.2
2,130,000	(1),(4)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.432%, 08/10/2049	1,737,347	0.1
12,040,000	(1),(4)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.694%, 07/10/2049	8,597,168	0.3
5,790,000	(1),(4)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.694%, 07/10/2049	3,418,986	0.1
3,080,000	(1)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	2,674,835	0.1
26,318,178	(4),(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.082%, 10/12/2050	1,142,359	0.0
33,836,981	(4),(6)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 0.874%, 12/15/2072	1,947,054	0.1
40,800,367	(4),(6)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.056%, 08/10/2056	2,540,268	0.1
3,000,000	(4)	COMM 2012-CCRE2 C Mortgage Trust, 4.831%, 08/15/2045	2,995,563	0.1
10,524,338	(4),(6)	COMM 2012-CR3 XA, 1.832%, 10/15/2045	87,788	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

844,513	(4),(6)	COMM 2012-CR4 XA, 1.686%, 10/15/2045	7,070	0.0
6,464,270	(1),(4),(6)	COMM 2012-LTRT XA, 0.839%, 10/05/2030	13,565	0.0
1,670,000	(1),(4)	COMM 2013-CR10 E Mortgage Trust, 4.900%, 08/10/2046	1,627,040	0.1
3,460,000	(1),(4)	COMM 2013-CR10 F Mortgage Trust, 4.900%, 08/10/2046	3,184,349	0.1
5,070,000	(1),(4)	COMM 2013-GAM F, 3.417%, 02/10/2028	4,660,383	0.2
2,611,000	(1),(4)	COMM 2013-LC6 D Mortgage Trust, 4.289%, 01/10/2046	2,591,801	0.1
9,787,058	(4),(6)	COMM 2016-COR1 XA, 1.312%, 10/10/2049	489,630	0.0
2,574,512	(4),(6)	COMM 2016-CR28 XA, 0.712%, 02/10/2049	57,345	0.0
21,111,678	(4),(6)	COMM 2017-COR2 XA, 1.151%, 09/10/2050	1,148,118	0.1
3,500,000	(1),(4)	COMM 2020-CBM F Mortgage Trust, 3.633%, 02/10/2037	3,305,637	0.1
1,430,000	(4)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.187%, 06/15/2057	1,370,044	0.1
2,792,000	(1)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	2,444,956	0.1
710,000	(1)	CSWF 2021-SOP2 D, 2.427%, (US0001M + 2.317%), 06/15/2034	708,228	0.0
1,790,000	(1)	CSWF 2021-SOP2 E, 3.477%, (US0001M + 3.367%), 06/15/2034	1,782,033	0.1
4,800,000	(1),(4)	DBJPM 16-C3 F Mortgage Trust, 4.234%, 08/10/2049	3,196,552	0.1
3,743,464	(1),(8)	DBUBS 2011-LC2A F Mortgage Trust, 3.749%, (US0001M + 3.650%), 07/10/2044	3,497,331	0.1
20,143,693	(4),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.582%, 04/25/2030	2,256,347	0.1
2,448,645	(4),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 0.981%, 08/25/2036	264,763	0.0
766,017	(4),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K715 X3, 3.618%, 02/25/2041	13,434	0.0
33,780,000	(1),(7)	FREMF 2016-K55 D Mortgage Trust, 0.000%, 04/25/2049	26,027,666	1.0
8,502,000	(1),(7)	FREMF 2016-K60 D Mortgage Trust, 0.000%, 12/25/2049	6,331,503	0.3
1,732,779	(1)	FREMF 2018-KBF2 C Mortgage Trust, 4.594%, (US0001M + 4.500%), 10/25/2025	1,742,852	0.1
3,300,000	(1)	FREMF 2019-KBF3 C Mortgage Trust, 4.844%, (US0001M + 4.750%), 01/25/2029	3,329,968	0.1
14,878,000	(1),(7)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	9,264,898	0.4
189,806,909	(1),(6)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	810,134	0.0
21,120,000	(1),(6)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	111,100	0.0
121,596	(1),(6)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	0	–
2,000,000	(1),(4)	FRR Re-REMIC Trust 2018-C1 B725, 2.973%, 02/27/2050	1,984,772	0.1
1,268,740	(1),(4)	FRR Re-REMIC Trust 2018-C1 C725, 0.000%, 02/27/2050	1,166,966	0.1
32,669,100	(1),(8)	GAM 2021-WF1 A LLC, 5.250%, 12/30/2026	32,669,100	1.3
2,648,000	(1)	GAM RE-REMIC TR 2021-FFR2 BK44, 2.071%, 10/27/2028	2,547,743	0.1
2,975,000	(1)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.435%, 10/27/2028	2,715,331	0.1
2,263,000	(1),(7)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 10/27/2028	2,033,633	0.1
2,751,000	(1),(7)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 10/27/2028	2,416,694	0.1
2,238,000	(1)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.079%, 10/27/2028	2,064,476	0.1
1,900,000	(1),(7)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 10/27/2028	1,376,656	0.1
2,263,000	(1),(7)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 10/27/2028	1,973,053	0.1
2,237,000	(1),(7)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 10/27/2028	1,912,373	0.1
1,000,000	(1)	Great Wolf Trust 2019-WOLF E, 2.842%, (US0001M + 2.732%), 12/15/2036	972,412	0.0
2,000,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.210%, (US0001M + 2.100%), 07/15/2035	1,854,243	0.1
15,518,000	(1),(4)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	13,851,406	0.6
1,330,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	812,226	0.0
15,333,652	(4),(6)	GS Mortgage Securities Trust 2019-GC38 XA, 0.956%, 02/10/2052	885,316	0.0
40,839,519	(4),(6)	GS Mortgage Securities Trust 2019-GC40 XA, 1.085%, 07/10/2052	2,590,328	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

84,342,984	(4),(6)	GS Mortgage Securities Trust 2019-GSA1 XA, 0.827%, 11/10/2052	4,693,814	0.2
4,460,000	(1),(4)	GS Mortgage Securities Trust 2020-GC45 SWC, 3.219%, 12/13/2039	4,336,165	0.2
180,000	(1),(4)	IMT Trust 2017-APTS EFX, 3.497%, 06/15/2034	179,591	0.0
1,405,000	(4)	JPMBB Commercial Mortgage Securities Trust 2014-C21 C, 4.642%, 08/15/2047	1,431,460	0.1
45,747,897	(4),(6)	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA, 1.151%, 02/15/2048	1,318,615	0.1
5,910,000	(1),(4)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT FFX, 5.542%, 07/05/2033	5,935,088	0.2
5,440,000	(1)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 2.270%, (US0001M + 2.160%), 07/15/2036	5,347,863	0.2
6,150,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 F, 3.873%, 07/15/2046	6,045,061	0.2
5,000,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	4,807,612	0.2
308,988	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 D, 5.733%, 08/15/2046	307,591	0.0
1,866,354	(4),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 0.863%, 06/15/2045	2,230	0.0
2,000,000	(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.100%, 12/15/2047	1,998,065	0.1
5,500,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 E, 3.500%, 12/15/2047	4,940,556	0.2
3,630,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	3,568,221	0.1
7,470,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	6,021,131	0.2
3,810,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	3,594,991	0.1
3,640,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP F, 3.862%, 12/05/2038	3,317,019	0.1
1,000,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.192%, 11/15/2045	1,034,594	0.0
2,549,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 4.886%, 01/15/2047	2,497,810	0.1
9,560,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	8,303,684	0.3
2,200,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	1,799,409	0.1
1,000,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C19 D, 4.655%, 04/15/2047	1,004,415	0.0
48,897,948	(4),(6)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 0.964%, 10/15/2048	1,152,226	0.1
11,362,174	(1),(4),(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.857%, 03/10/2050	267,287	0.0
4,472,490	(1)	MBRT 2019-MBR H1, 4.360%, (US0001M + 4.000%), 11/15/2036	4,416,570	0.2
2,817,000	(1),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.598%, 11/15/2045	2,715,804	0.1
6,737,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	5,142,291	0.2
10,885,914	(4),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 XA, 0.944%, 11/15/2046	143,570	0.0
12,800,582	(4),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 0.965%, 12/15/2047	293,191	0.0
5,649,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	5,270,201	0.2
3,180,000		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	3,033,216	0.1
560,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D, 3.060%, 10/15/2048	538,437	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

15,268,850	(4),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XA, 0.779%, 11/15/2052	542,959	0.0
5,970,000	(1),(8)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	298,500	0.0
4,268,000	(1),(8)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	85,305	0.0
2,021,315	(1),(8)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	20,200	0.0
4,841,000	(1),(4)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	4,236,362	0.2
25,660,000	(1),(4),(6)	Morgan Stanley Capital I Trust 2018-L1 XD, 1.794%, 10/15/2051	2,816,329	0.1
22,497,627	(4),(6)	Morgan Stanley Capital I Trust 2021-L6 XA, 1.238%, 06/15/2054	1,891,562	0.1
910,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	825,479	0.0
38,071,380	(4),(6)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.779%, 12/15/2050	1,447,242	0.1
13,000,000	(1)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	12,370,827	0.5
790,000	(1)	Prima Capital CRE Securitization 2019-RK1 CD Ltd., 3.500%, 04/15/2038	791,751	0.0
10,151,000	(1)	Prima Capital CRE Securitization 2019-RK1 DD Ltd., 3.500%, 04/15/2038	10,142,646	0.4
5,310,000	(1),(4)	ReadyCap Commercial Mortgage Trust 2018-4 D, 5.246%, 02/27/2051	5,603,160	0.2
1,000,000	(1),(4)	UBS Commercial Mortgage Trust 2017-C5, 4.310%, 11/15/2050	951,980	0.0
26,049,220	(4),(6)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.551%, 04/15/2052	2,230,152	0.1
1,900,000	(1),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.461%, 12/10/2045	1,718,378	0.1
3,240,000	(1),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.461%, 12/10/2045	2,270,698	0.1
3,596,000	(1),(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.498%, 09/15/2058	3,634,451	0.1
5,940,000	(1)	Wells Fargo Commercial Mortgage Trust 2015-NXS3 D, 3.153%, 09/15/2057	5,763,429	0.2
78,780,000	(4),(6)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.582%, 11/15/2049	1,988,612	0.1
20,213,338	(4),(6)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.931%, 10/15/2050	812,896	0.0
38,448,855	(4),(6)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.593%, 08/15/2052	3,609,252	0.1
2,500,000	(1)	Wells Fargo Commercial Mortgage Trust 2021-C59 C, 2.500%, 04/15/2054	2,084,399	0.1
19,354,317	(4),(6)	Wells Fargo Commercial Mortgage Trust 2021-C59 E, 1.551%, 04/15/2054	2,156,640	0.1
269,266	(1),(4),(6)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.763%, 08/15/2045	915	0.0
9,230,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.239%, 03/15/2045	8,532,026	0.3
960,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.239%, 03/15/2045	803,081	0.0
10,350,000	(1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	9,395,281	0.4
5,950,000	(1)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	5,234,912	0.2
2,758,835	(1),(4),(6)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.093%, 03/15/2048	25,195	0.0
9,000,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.032%, 12/15/2046	9,004,355	0.4
760,000	(1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	705,144	0.0
3,000,000	(1)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	2,396,492	0.1
7,735,000	(1),(4)	West Town Mall Trust 2017-KNOX E, 4.346%, 07/05/2030	7,551,490	0.3
1,500,000	(1),(4)	WFLD 2014-MONT D Mortgage Trust, 3.755%, 08/10/2031	1,177,564	0.1
2,636,408	(1),(4),(6)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 1.851%, 11/15/2045	21,969	0.0
25,067,792	(4),(6)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 0.945%, 03/15/2046	362,829	0.0
2,000,000	(4)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	1,992,713	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

1,900,000	(1)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	1,711,337	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $492,210,391)		477,969,789	18.9

U.S. TREASURY OBLIGATIONS: 3.1%
		U.S. Treasury Bonds: 0.1%
1,000		1.250%,05/15/2050	850	0.0
7,900		1.625%,11/15/2050	7,363	0.0
1,096,000		2.000%,08/15/2051	1,117,577	0.1
			1,125,790	0.1

		U.S. Treasury Notes: 3.0%
1,558,000		0.125%,05/31/2023	1,548,567	0.1
3,600,000		0.250%,06/15/2024	3,547,406	0.1
858,000		0.375%,09/30/2027	812,318	0.0
3,638,200		0.500%,11/30/2023	3,624,557	0.2
32,497,000		0.750%,12/31/2023	32,505,886	1.3
7,000		1.125%,02/15/2031	6,795	0.0
3,137,700		1.250%,11/30/2026	3,136,229	0.1
30,725,800		1.250%,12/31/2026	30,696,995	1.2
725,000		1.250%,09/30/2028	716,730	0.0
			76,595,483	3.0

	Total U.S. Treasury Obligations
	(Cost $77,837,851)		77,721,273	3.1

ASSET-BACKED SECURITIES: 16.4%
		Automobile Asset-Backed Securities: 1.2%
2,450,000		AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	2,491,694	0.1
4,400,000		AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	4,440,215	0.2
3,000,000		Carmax Auto Owner Trust 2019-2 D, 3.410%, 10/15/2025	3,078,734	0.1
2,500,000	(1)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,518,609	0.1
4,450,000		Santander Drive Auto Receivables Trust 2019-2 D, 3.220%, 07/15/2025	4,538,366	0.2
6,000,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	6,080,679	0.2
2,650,000		Santander Drive Auto Receivables Trust 2021-3 D, 1.330%, 09/15/2027	2,617,963	0.1
3,800,000	(1)	Tesla Auto Lease Trust 2019-A C, 2.680%, 01/20/2023	3,850,358	0.2
			29,616,618	1.2

		Home Equity Asset-Backed Securities: 0.5%
2,442,486	(1),(4)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	2,335,529	0.1
2,912,141	(1),(5)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	2,782,593	0.1
349,271		GSAA Home Equity Trust 2006-3 A3, 0.702%, (US0001M + 0.300%), 03/25/2036	226,865	0.0
2,211,768	(4)	GSAA Home Equity Trust 2006-4 4A3, 3.023%, 03/25/2036	1,699,319	0.1
907,807		GSAA Home Equity Trust 2007-1 1A1, 0.262%, (US0001M + 0.080%), 02/25/2037	353,015	0.0
908,357	(4)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	483,579	0.0
854,073	(4)	Morgan Stanley Mortgage Loan Trust 2007-10XS A2, 6.250%, 02/25/2037	532,819	0.0
442,410		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 0.562%, (US0001M + 0.230%), 02/25/2037	438,848	0.0
3,792,554	(4)	Renaissance Home Equity Loan Trust 2004-4 MF2, 5.818%, 02/25/2035	3,725,114	0.2
			12,577,681	0.5

		Other Asset-Backed Securities: 13.8%
5,850,000	(1)	AIG CLO 2021-2A C Ltd., 2.090%, (US0003M + 2.000%), 07/20/2034	5,805,353	0.2
3,089,000	(1)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	3,109,578	0.1
4,234,000	(1)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	4,197,295	0.2
2,500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.077%, (US0003M + 1.950%), 04/14/2029	2,479,082	0.1
2,000,000	(1)	AMMC CLO XI Ltd. 2012-11A CR2, 2.032%, (US0003M + 1.900%), 04/30/2031	1,979,978	0.1
9,000,000	(1)	Apidos CLO XXII 2015-22A BR, 2.082%, (US0003M + 1.950%), 04/20/2031	9,000,702	0.4
2,700,000	(1)	Apidos CLO XXIV 2016-24A BRR, 2.182%, (US0003M + 2.050%), 10/20/2030	2,693,776	0.1
2,900,000	(1)	Apidos CLO XXXIII 2020-33A CR, 1.981%, (US0003M + 1.900%), 10/24/2034	2,863,063	0.1
1,633,500	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/05/2049	1,658,362	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

742,500	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	766,365	0.0
940,285	(1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	956,930	0.0
1,100,000	(1)	Ares XLII Clo Ltd. 2017-42A C, 2.328%, (US0003M + 2.200%), 01/22/2028	1,100,007	0.0
750,000	(1)	Atrium CDO Corp. 12A CR, 1.778%, (US0003M + 1.650%), 04/22/2027	749,498	0.0
2,500,000	(1)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	2,500,625	0.1
2,000,000	(1)	Babson CLO Ltd. 2018-3A C, 2.032%, (US0003M + 1.900%), 07/20/2029	1,983,318	0.1
6,000,000	(1)	Barings Clo Ltd. 2019-4A C, 2.924%, (US0003M + 2.800%), 01/15/2033	6,001,266	0.2
2,000,000	(1)	Benefit Street Partners CLO V-B Ltd. 2018-5BA B, 2.282%, (US0003M + 2.150%), 04/20/2031	1,987,332	0.1
2,760,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A BRR, 2.282%, (US0003M + 2.150%), 04/20/2034	2,747,569	0.1
1,000,000	(1)	BlueMountain CLO 2013-2A CR, 2.078%, (US0003M + 1.950%), 10/22/2030	989,976	0.0
1,000,000	(1)	BlueMountain CLO 2015-4 CR Ltd., 2.032%, (US0003M + 1.900%), 04/20/2030	985,963	0.0
1,250,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 2.124%, (US0003M + 2.000%), 04/15/2034	1,240,689	0.1
2,000,000	(1)	BlueMountain CLO XXIX Ltd. 2020-29A CR, 2.224%, (US0003M + 2.100%), 07/25/2034	1,995,366	0.1
3,750,000	(1)	BlueMountain CLO XXV Ltd. 2019-25A CR, 2.374%, (US0003M + 2.250%), 07/15/2036	3,747,075	0.1
7,000,000	(1)	BlueMountain CLO XXXII Ltd. 2021-32A C, 2.083%, (US0003M + 6.600%), 10/15/2034	6,945,442	0.3
4,000,000	(1)	Bristol Park CLO Ltd. 2016-1A CR, 2.074%, (US0003M + 1.950%), 04/15/2029	4,000,520	0.2
750,000	(1)	Buttermilk Park CLO Ltd. 2018-1A C, 2.224%, (US0003M + 2.100%), 10/15/2031	749,137	0.0
1,550,000	(1)	California Street CLO IX L.P. 2012-9A CR3, 2.622%, (US0003M + 2.500%), 07/16/2032	1,546,199	0.1
1,500,000	(1)	Carlyle Global Market Strategies CLO 2015-3A CR Ltd., 2.986%, (US0003M + 2.850%), 07/28/2028	1,487,914	0.1
1,500,000	(1)	Carlyle US CLO 2016-4A BR Ltd., 2.232%, (US0003M + 2.100%), 10/20/2027	1,500,016	0.1
1,000,000	(1)	Cent CLO C17A BR Ltd., 1.982%, (US0003M + 1.850%), 04/30/2031	991,052	0.0
1,500,000	(1)	CIFC Funding 2013-IA BR Ltd., 2.522%, (US0003M + 2.400%), 07/16/2030	1,501,108	0.1
2,000,000	(1)	Cifc Funding 2014-4RA BR Ltd., 2.544%, (US0003M + 2.300%), 01/17/2035	2,000,000	0.1
5,900,000	(1)	CIFC Funding 2015-4A BR2 Ltd., 2.032%, (US0003M + 1.900%), 04/20/2034	5,828,132	0.2
7,500,000	(1)	CIFC Funding 2017-2A CR Ltd., 1.982%, (US0003M + 1.850%), 04/20/2030	7,500,172	0.3
5,500,000	(1)	CIFC Funding 2019-2A CR Ltd., 2.222%, (US0003M + 2.100%), 04/17/2034	5,479,028	0.2
1,050,380		Countrywide Asset-Backed Certificates 2005-AB2 M1, 0.807%, (US0001M + 0.705%), 09/25/2035	1,043,707	0.0
830,875	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	892,835	0.0
439,875	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	457,464	0.0
4,100,000	(1)	DB Master Finance LLC 2021-1A A23, 2.791%, 11/20/2051	4,105,898	0.2
3,000,000	(1)	Dewolf Park CLO Ltd. 2017-1A DR, 2.974%, (US0003M + 2.850%), 10/15/2030	2,977,506	0.1
570,000	(1)	Domino's Pizza Master Issuer LLC 2015-1A A1II, 4.474%, 10/25/2045	586,007	0.0
1,058,750	(1)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	1,112,405	0.0
2,289,200	(1)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	2,350,555	0.1
3,487,875	(1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,684,246	0.1
2,139,500	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	2,265,893	0.1
1,206,250	(1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	1,259,103	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

2,750,000	(1)	Dryden 30 Senior Loan Fund 2013-30A DR, 2.756%, (US0003M + 2.600%), 11/15/2028	2,648,693	0.1
1,750,000	(1)	Dryden 55 CLO Ltd. 2018-55A C, 2.024%, (US0003M + 1.900%), 04/15/2031	1,750,096	0.1
5,000,000	(1)	Dryden 75 CLO Ltd. 2019-75A CR2, 1.924%, (US0003M + 1.800%), 04/15/2034	4,897,195	0.2
6,000,000	(1)	Dryden 86 CLO Ltd. 2020-86A DR, 3.322%, (US0003M + 3.200%), 07/17/2034	5,958,132	0.2
3,061,863	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,176,481	0.1
885,737	(1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	942,092	0.0
3,912,530	(1)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	4,005,786	0.2
4,500,000	(1)	Jay Park CLO Ltd. 2016-1A BR, 2.132%, (US0003M + 2.000%), 10/20/2027	4,496,679	0.2
1,000,000	(1)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	1,093,554	0.0
1,600,000	(1)	Kayne CLO 10 Ltd. 2021-10A C, 1.944%, (US0003M + 1.750%), 04/23/2034	1,563,851	0.1
1,710,000	(1)	Kayne CLO I Ltd. 2018-1A CR, 1.874%, (US0003M + 1.750%), 07/15/2031	1,709,993	0.1
1,350,000	(1)	LCM XVIII L.P. 18A CR, 1.982%, (US0003M + 1.850%), 04/20/2031	1,334,039	0.1
1,000,000	(1)	LCM XX L.P. 20A-CR, 2.082%, (US0003M + 1.950%), 10/20/2027	999,995	0.0
2,800,000	(1)	LCM XXIV Ltd. 24A CR, 2.032%, (US0003M + 1.900%), 03/20/2030	2,789,371	0.1
860,709	(1)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	890,910	0.0
1,000,000	(1)	Madison Park Funding XIII Ltd. 2014-13A CR2, 2.024%, (US0003M + 1.900%), 04/19/2030	1,000,000	0.0
2,500,000	(1)	Madison Park Funding XIX Ltd. 2015-19A B1R2, 1.978%, (US0003M + 1.850%), 01/22/2028	2,500,337	0.1
3,250,000	(1)	Madison Park Funding XXI Ltd. 2016-21A BRR, 2.318%, (US0003M + 2.200%), 10/15/2032	3,249,974	0.1
1,000,000	(1)	Magnetite VIII Ltd. 2014-8A CR2, 1.974%, (US0003M + 1.850%), 04/15/2031	996,311	0.0
1,261,209	(1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,263,057	0.1
271,453	(1)	Marlette Funding Trust 2019-1A B, 3.940%, 04/16/2029	272,101	0.0
2,000,000	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	2,018,720	0.1
4,050,000	(1)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	4,090,549	0.2
1,950,000	(1)	Marlette Funding Trust 2019-4A B, 2.950%, 12/17/2029	1,964,660	0.1
1,600,000	(1)	Marlette Funding Trust 2020-1A C, 2.800%, 03/15/2030	1,616,419	0.1
1,897,629	(1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	1,993,604	0.1
659,590	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	697,356	0.0
1,619,818	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,702,216	0.1
1,501,906	(1)	Mosaic Solar Loan Trust 2019-1A A, 4.370%, 12/21/2043	1,609,879	0.1
613,631	(1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	632,882	0.0
1,182,530	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,232,429	0.1
12,500,000	(1)	Neuberger Berman CLO XX Ltd. 2015-20A ARR, 1.284%, (US0003M + 1.160%), 07/15/2034	12,503,825	0.5
3,500,000	(1)	Neuberger Berman Loan Advisers CLO 24 Ltd. 2017-24A CR, 2.074%, (US0003M + 1.950%), 04/19/2030	3,497,770	0.1
7,700,000	(1)	Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A CR, 1.882%, (US0003M + 1.750%), 01/20/2031	7,632,063	0.3
2,300,000	(1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A CR, 2.022%, (US0003M + 1.900%), 10/16/2033	2,294,193	0.1
4,750,000	(1)	Neuberger Berman Loan Advisers Clo 44 Ltd. 2021-44A C, 1.980%, (US0003M + 1.900%), 10/16/2034	4,694,259	0.2
6,000,000	(1)	Oaktree CLO Ltd. 2021-1A C, 2.074%, (US0003M + 1.950%), 07/15/2034	5,953,698	0.2
2,500,000	(1)	Oaktree CLO Ltd. 2021-1A D, 3.374%, (US0003M + 3.250%), 07/15/2034	2,474,940	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

3,550,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.082%, (US0003M + 1.950%), 03/17/2030	3,533,276	0.1
7,470,000	(1)	Octagon Investment Partners 31 Ltd. 2017-1A CR, 2.182%, (US0003M + 2.050%), 07/20/2030	7,455,979	0.3
4,500,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A CR, 2.174%, (US0003M + 2.050%), 07/15/2029	4,500,045	0.2
600,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A B, 1.982%, (US0003M + 1.850%), 01/20/2031	598,123	0.0
1,500,000	(1)	OHA Credit Funding 9 Ltd. 2021-9A C, 2.084%, (US0003M + 1.900%), 07/19/2035	1,482,698	0.1
5,000,000	(1)	Palmer Square CLO 2020-3A CR Ltd., 3.084%, (US0003M + 2.950%), 11/15/2031	4,994,100	0.2
3,000,000	(1)	Palmer Square Loan Funding 2018-4 D Ltd., 4.406%, (US0003M + 4.250%), 11/15/2026	2,957,193	0.1
4,250,000	(1)	Palmer Square Loan Funding 2021-2A C Ltd., 2.560%, (US0003M + 2.400%), 05/20/2029	4,196,348	0.2
315,027	(4)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.532%, 01/25/2036	315,066	0.0
2,401,000	(1)	Primose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	2,471,304	0.1
1,100,000	(1)	Recette Clo Ltd. 2015-1A CRR, 1.882%, (US0003M + 1.750%), 04/20/2034	1,070,826	0.0
2,050,000	(1)	Rockland Park CLO Ltd. 2021-1A C, 2.032%, (US0003M + 1.900%), 04/20/2034	2,026,735	0.1
3,270,000	(1)	Shackleton 2019-15A CR CLO Ltd., 2.274%, (US0003M + 2.150%), 01/15/2032	3,252,901	0.1
1,985,000	(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	2,002,825	0.1
2,050,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,068,444	0.1
3,000,000	(1)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	3,045,617	0.1
2,750,000	(1)	SoFi Consumer Loan Program 2019-1 D Trust, 4.420%, 02/25/2028	2,791,847	0.1
3,000,000	(1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	3,059,923	0.1
4,000,000	(1)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	4,072,757	0.2
2,000,000	(1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	2,028,039	0.1
600,000	(1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	606,846	0.0
2,100,000	(1)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	2,122,935	0.1
1,200,000	(1)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	1,217,551	0.0
1,924,000	(1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	2,000,768	0.1
2,450,000	(1)	Sound Point CLO XXIX Ltd. 2021-1A C1, 2.424%, (US0003M + 2.300%), 04/25/2034	2,452,220	0.1
5,700,000	(1)	Sound Point Clo XIV Ltd. 2016-3A CR, 2.174%, (US0003M + 2.050%), 01/23/2029	5,682,512	0.2
4,904,688	(1)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	5,049,772	0.2
1,862,924	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	2,044,968	0.1
3,651,777	(1)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 02/01/2055	3,831,776	0.2
1,067,000	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,161,998	0.0
1,000,000	(1)	TCI-Flatiron Clo 2017-1A C Ltd., 2.008%, (US0003M + 1.850%), 11/18/2030	998,515	0.0
2,250,000	(1)	TCI-Flatiron Clo 2018-1A CR Ltd., 1.879%, (US0003M + 1.750%), 01/29/2032	2,249,987	0.1
4,100,000	(1)	TCW CLO 2020-1A DRR Ltd., 3.546%, (US0003M + 3.400%), 04/20/2034	4,066,056	0.2
3,000,000	(1)	TCW CLO 2021-2A D Ltd., 3.375%, (US0003M + 3.250%), 07/25/2034	2,976,765	0.1
3,100,000	(1)	TCW CLO 2021-1A C Ltd., 2.032%, (US0003M + 1.900%), 03/18/2034	3,064,945	0.1
4,000,000	(1)	TES 2017-2A B LLC, 6.990%, 02/20/2048	3,909,586	0.2
3,450,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	3,317,974	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

2,000,000	(1)	THL Credit Wind River 2014-1 CRR CLO Ltd., 2.072%, (US0003M + 1.950%), 07/18/2031	1,979,538	0.1
1,000,000	(1)	THL Credit Wind River 2016-1A CR CLO Ltd., 2.224%, (US0003M + 2.100%), 07/15/2028	1,000,029	0.0
2,000,000	(1),(4)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	2,063,070	0.1
1,500,000	(1)	Upland CLO Ltd. 2016-1A BR, 1.982%, (US0003M + 1.850%), 04/20/2031	1,499,150	0.1
1,795,000	(1)	Venture XX CLO Ltd. 2015-20A CR, 2.024%, (US0003M + 1.900%), 04/15/2027	1,795,307	0.1
4,000,000	(1)	Venture XXVII CLO Ltd. 2017-27A CR, 2.432%, (US0003M + 2.300%), 07/20/2030	3,979,148	0.2
960,000	(1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,000,980	0.0
3,128,000	(1)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	3,255,809	0.1
1,750,000	(1)	Whetstone Park CLO Ltd. 2021-1A D, 2.900%, (US0003M + 2.900%), 01/20/2035	1,742,927	0.1
		348,946,794		13.8

		Student Loan Asset-Backed Securities: 0.9%
92,045	(1)	Commonbond Student Loan Trust 2018-CGS C, 4.350%, 02/25/2046	93,920	0.0
370,061	(1)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	376,239	0.0
1,081,722	(1),(4)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	1,088,649	0.1
1,092,294	(1)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	1,111,563	0.1
4,000,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	3,904,872	0.2
1,000,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,027,106	0.0
2,250,000	(1),(4)	SoFi Professional Loan Program 2017-A B LLC, 3.440%, 03/26/2040	2,299,288	0.1
1,000,000	(1),(4)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,033,050	0.0
1,000,000	(1),(4)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,031,482	0.0
1,000,000	(1)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,032,684	0.0
1,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,031,193	0.0
2,000,000	(1)	Sofi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	2,049,069	0.1
3,000,000	(1)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	3,028,635	0.1
4,400,000	(1)	SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	4,341,429	0.2
			23,449,179	0.9

	Total Asset-Backed Securities
	(Cost $412,940,708)		414,590,272	16.4

SOVEREIGN BONDS: 3.0%
368,192	(5)	Argentine Republic Government International Bond, 0.500% (Step Rate @ 0.750% on 07/09/2023), 07/09/2030	129,791	0.0
674,557	(5)	Argentine Republic Government International Bond, 1.125% (Step Rate @ 1.500% on 07/09/2022), 07/09/2035	216,708	0.0
44,281		Argentine Republic Government International Bond, 1.000%, 07/09/2029	16,163	0.0
1,700,000	(2)	Brazilian Government International Bond, 3.875%, 06/12/2030	1,651,975	0.1
475,000		Brazilian Government International Bond, 6.000%, 04/07/2026	533,133	0.0
2,425,000		Colombia Government International Bond, 3.250%, 04/22/2032	2,185,531	0.1
2,700,000	(2)	Colombia Government International Bond, 3.875%, 04/25/2027	2,725,650	0.1
1,000,000		Colombia Government International Bond, 5.200%, 05/15/2049	920,150	0.0
EUR 1,875,000		Croatia Government International Bond, 1.125%, 06/19/2029	2,179,730	0.1
800,000		Croatia Government International Bond, 5.500%, 04/04/2023	846,142	0.0
2,000,000	(1)	Dominican Republic International Bond, 4.500%, 01/30/2030	2,037,500	0.1
500,000		Dominican Republic International Bond, 6.000%, 07/19/2028	559,375	0.0
700,000	(1),(2)	Egypt Government International Bond, 5.875%, 02/16/2031	622,244	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

1,900,000		Egypt Government International Bond, 6.588%, 02/21/2028	1,852,538	0.1
2,650,000		Egypt Government International Bond, 7.500%, 01/31/2027	2,765,895	0.1
3,200,000	(1),(2)	Egypt Government International Bond, 7.625%, 05/29/2032	3,040,304	0.1
400,000	(1)	Egypt Government International Bond, 8.750%, 09/30/2051	358,832	0.0
1,000,000		Export-Import Bank of India, 2.250%, 01/13/2031	942,768	0.0
1,400,000	(1)	Export-Import Bank of India, 3.250%, 01/15/2030	1,427,579	0.1
440,000	(1)	Gabon Government International Bond, 6.625%, 02/06/2031	428,483	0.0
4,525,000	(1)	Ghana Government International Bond, 6.375%, 02/11/2027	3,830,164	0.2
2,100,000	(2)	Indonesia Government International Bond, 2.850%, 02/14/2030	2,191,768	0.1
1,039,966		Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,047,412	0.1
1,275,000	(1)	Jordan Government International Bond, 5.850%, 07/07/2030	1,292,614	0.1
650,000		Jordan Government International Bond, 6.125%, 01/29/2026	694,688	0.0
1,350,000	(1)	Kenya Government International Bond, 7.000%, 05/22/2027	1,428,934	0.1
500,000	(1)	KSA Sukuk Ltd., 3.628%, 04/20/2027	542,712	0.0
750,000	(1)	Malaysia Wakala Sukuk Bhd, 2.070%, 04/28/2031	750,619	0.0
1,200,000	(2)	Mexico Government International Bond, 3.250%, 04/16/2030	1,231,656	0.1
700,000		Mexico Government International Bond, 3.750%, 04/19/2071	631,050	0.0
1,600,000		Mexico Government International Bond, 4.500%, 04/22/2029	1,783,256	0.1
450,000		Nigeria Government International Bond, 6.500%, 11/28/2027	450,335	0.0
600,000		Oman Government International Bond, 6.000%, 08/01/2029	647,235	0.0
500,000	(1)	Oman Government International Bond, 6.750%, 10/28/2027	561,191	0.0
1,300,000	(1)	Oman Government International Bond, 7.375%, 10/28/2032	1,518,374	0.1
600,000	(2)	Panama Government International Bond, 3.160%, 01/23/2030	622,506	0.0
500,000		Panama Government International Bond, 9.375%, 04/01/2029	718,035	0.0
3,000,000	(1),(2)	Perusahaan Penerbit SBSN Indonesia III, 2.800%, 06/23/2030	3,096,300	0.1
750,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	831,975	0.0
1,800,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.450%, 02/20/2029	2,057,490	0.1
700,000	(2)	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	711,970	0.0
5,750,000		Republic of South Africa Government International Bond, 4.850%, 09/30/2029	5,952,975	0.2
1,360,000	(1),(2)	Romanian Government International Bond, 3.000%, 02/14/2031	1,384,483	0.1
800,000		Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	883,325	0.0
500,000		Saudi Government International Bond, 3.625%, 03/04/2028	545,440	0.0
2,000,000		Saudi Government International Bond, 4.500%, 04/17/2030	2,335,560	0.1
1,300,000	(2)	South Africa Government International Bond, 5.875%, 09/16/2025	1,439,724	0.1
950,000		Sri Lanka Government International Bond, 6.350%, 06/28/2024	501,942	0.0
3,075,000		Turkey Government International Bond, 4.875%, 10/09/2026	2,794,671	0.1
1,100,000		Turkey Government International Bond, 5.600%, 11/14/2024	1,063,321	0.1
500,000		Turkey Government International Bond, 6.375%, 10/14/2025	489,407	0.0
550,000		Turkey Government International Bond, 7.375%, 02/05/2025	555,647	0.0
350,000	(1)	Turkiye Ihracat Kredi Bankasi AS, 5.750%, 07/06/2026	321,850	0.0
450,000		Ukraine Government International Bond, 7.375%, 09/25/2032	402,809	0.0
975,000		Ukraine Government International Bond, 7.750%, 09/01/2023	956,108	0.1
4,550,000		Ukraine Government International Bond, 7.750%, 09/01/2025	4,383,243	0.2

	Total Sovereign Bonds
	(Cost $76,992,394)		76,091,280	3.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

BANK LOANS: 16.7%
	Aerospace & Defense: 0.4%
550,875	ADS Tactical, Inc. 2021 Term Loan B, 6.750%, (US0003M + 5.750%), 03/19/2026	548,121	0.0
568,524	Amentum Government Services Holdings LLC Term Loan B, 3.602%, (US0001M + 3.500%), 01/29/2027	561,951	0.0
1,790,412	American Airlines, Inc. 2018 Term Loan B, 1.852%, (US0001M + 1.750%), 06/27/2025	1,701,171	0.1
795,822	Geo Group, Inc. (The) 2018 Term Loan B, 2.750%, (US0001M + 2.000%), 03/22/2024	748,272	0.0
993,127	KBR, Inc. 2020 Term Loan B, 2.854%, (US0001M + 2.750%), 02/05/2027	994,989	0.1
3,074,275	Peraton Corp. Term Loan B, 4.500%, (US0001M + 3.750%), 02/01/2028	3,081,137	0.1
1,195,000	Setanta Aircraft Leasing Designated Activity Compa Term Loan B, 2.140%, (US0003M + 2.000%), 11/05/2028	1,196,307	0.1
360,000	Vertex Aerospace Services Corp. 2021 First Lien Term Loan, 4.750%, (US0001M + 4.000%), 12/06/2028	359,831	0.0
		9,191,779	0.4

	Air Transport: 0.0%
500,000	United Airlines, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 04/21/2028	502,778	0.0

	Auto Components: 0.1%
1,743,412	Broadstreet Partners, Inc. 2020 Term Loan B, 3.104%, (US0001M + 3.000%), 01/27/2027	1,724,162	0.1

	Automotive: 0.6%
872,813	Autokiniton US Holdings, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.500%), 04/06/2028	875,649	0.0
1,410,635	Dealer Tire, LLC 2020 Term Loan B, 4.354%, (US0001M + 4.250%), 12/12/2025	1,413,104	0.1
1,903,704	Gates Global LLC 2021 Term Loan B3, 3.250%, (US0001M + 2.500%), 03/31/2027	1,902,159	0.1
697,521	Hertz Corporation, (The) 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 06/30/2028	699,101	0.0
131,785	Hertz Corporation, (The) 2021 Term Loan C, 3.750%, (US0001M + 3.250%), 06/30/2028	132,084	0.0
82,857	Holley Purchaser, Inc. 2021 Delayed Draw Term Loan, 4.500%, (US0003M + 3.750%), 11/17/2028	82,795	0.0
497,143	Holley Purchaser, Inc. 2021 Term Loan, 3.920%, (US0003M + 3.750%), 11/17/2028	496,770	0.0
1,705,888	Les Schwab Tire Centers Term Loan B, 4.000%, (US0003M + 3.250%), 11/02/2027	1,707,488	0.1
465,000	Madison Safety & Flow LLC First Lien Term Loan, 3.800%, (SOFRRATE + 3.750%), 12/14/2028	465,581	0.0
470,000	Madison Safety & Flow LLC Second Lien Term Loan, 6.800%, (SOFRRATE + 6.750%), 12/14/2029	472,350	0.0
740,538	Mister Car Wash Holdings, Inc. 2019 Term Loan B, 3.102%, (US0001M + 3.000%), 05/14/2026	737,205	0.0
285,000	Rough Country, LLC 2021 2nd Lien Term Loan, 7.500%, (US0003M + 6.750%), 07/26/2029	285,713	0.0
330,000	Rough Country, LLC 2021 Term Loan, 4.250%, (US0001M + 3.500%), 07/28/2028	329,794	0.0
598,458	Tenneco, Inc. 2018 Term Loan B, 3.104%, (US0001M + 3.000%), 10/01/2025	590,977	0.0
994,987	TI Group Automotive Systems, L.L.C. 2021 USD Term Loan, 3.750%, (US0003M + 3.250%), 12/16/2026	994,987	0.0
1,121,525	Truck Hero, Inc. 2021 Term Loan B, 4.000%, (US0001M + 3.250%), 01/31/2028	1,119,422	0.1
1,234,990	Wand NewCo 3, Inc. 2020 Term Loan, 3.175%, (US0003M + 3.000%), 02/05/2026	1,220,068	0.1
1,270,000	Wheel Pros, LLC 2021 Term Loan, 5.250%, (US0001M + 4.500%), 05/11/2028	1,269,305	0.1
		14,794,552	0.6

	Beverage & Tobacco: 0.2%
750,000	Aramark Services, Inc. 2019 Term Loan B4, 1.851%, (US0001M + 1.750%), 01/15/2027	740,938	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

835,000	City Brewing Company, LLC Closing Date Term Loan, 4.250%, (US0003M + 3.500%), 04/05/2028	793,772	0.0
1,678,470	Sunshine Investments B.V. USD Term Loan B3, 2.908%, (US0003M + 2.750%), 03/28/2025	1,672,176	0.1
1,482,025	Triton Water Holdings, Inc Term Loan, 4.000%, (US0003M + 3.500%), 03/31/2028	1,467,667	0.1
		4,674,553	0.2

	Brokers, Dealers & Investment Houses: 0.0%
1,125,585	Forest City Enterprises, L.P. 2019 Term Loan B, 3.601%, (US0001M + 3.500%), 12/08/2025	1,112,394	0.0

	Building & Development: 0.7%
249,375	Aegion Corporation Term Loan, 5.500%, (US0003M + 4.750%), 05/17/2028	251,635	0.0
497,455	American Builders & Contractors Supply Co., Inc. 2019 Term Loan, 2.104%, (US0001M + 2.000%), 01/15/2027	494,924	0.0
1,145,000	Chamberlain Group Inc Term Loan B, 4.000%, (US0001M + 3.500%), 11/03/2028	1,145,357	0.1
2,103,431	Core & Main LP 2021 Term Loan B, 2.602%, (US0001M + 2.500%), 07/27/2028	2,093,570	0.1
748,120	Cornerstone Building Brands, Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 04/12/2028	748,681	0.0
224,449	CP Atlas Buyer, Inc. 2021 Term Loan B, 4.250%, (US0003M + 3.750%), 11/23/2027	223,692	0.0
668,600	Empire Today, LLC 2021 Term Loan, 5.750%, (US0003M + 5.000%), 04/03/2028	651,885	0.0
562,175	Foundation Building Materials Holding Company LLC 2021 Term Loan, 3.750%, (US0003M + 3.250%), 02/03/2028	558,837	0.0
420,000	Installed Building Products, Inc. 2021 Term Loan B, 2.750%, (US0003M + 2.250%), 12/14/2028	421,050	0.0
80,000	IPS Corporation 2021 Delayed Draw Term Loan, 3.959%, (US0003M + 3.750%), 10/02/2028	79,650	0.0
400,000	IPS Corporation 2021 Term Loan, 4.250%, (US0001M + 3.750%), 10/02/2028	398,250	0.0
209,274	Kodiak Building Partners Inc. Term Loan B, 3.459%, (US0003M + 3.250%), 03/12/2028	208,096	0.0
16,667	LBM Acquisition LLC 2021 Incremental Delayed Draw Term Loan B2, 3.959%, (US0003M + 3.750%), 12/17/2027	16,497	0.0
33,250	LBM Acquisition LLC 2021 Incremental Term Loan B2, 3.959%, (US0003M + 3.750%), 12/17/2027	32,912	0.0
947,526	LBM Acquisition LLC Term Loan B, 4.500%, (US0001M + 3.750%), 12/17/2027	940,716	0.0
643,500	LEB Holdings (USA), Inc Term Loan B, 4.500%, (US0003M + 3.750%), 11/02/2027	645,028	0.0
248,709	MX Holdings US, Inc. 2018 USD Term Loan B1C, 3.250%, (US0001M + 2.500%), 07/31/2025	248,282	0.0
628,823	Northstar Group Services, INC. 2020 Term Loan B, 6.500%, (US0001M + 5.500%), 11/12/2026	630,985	0.0
3,000,000	Quikrete Holdings, Inc. 2021 Term Loan B1, 3.209%, (US0003M + 3.000%), 06/11/2028	2,994,531	0.1
1,065,000	Specialty Building Products Holdings, LLC 2021 Term Loan B, 3.959%, (US0003M + 3.750%), 10/15/2028	1,064,113	0.1
1,012,463	SRS Distribution Inc. 2021 Term Loan B, 4.250%, (US0003M + 3.750%), 06/02/2028	1,012,147	0.1
1,259,216	Standard Industries Inc. 2021 Term Loan B, 3.000%, (US0003M + 2.500%), 09/22/2028	1,261,140	0.1
1,811,700	White Cap Buyer LLC Term Loan B, 4.500%, (US0001M + 4.000%), 10/19/2027	1,815,977	0.1
400,913	Wilsonart LLC 2021 Term Loan E, 4.500%, (US0003M + 3.500%), 12/19/2026	401,331	0.0
		18,339,286	0.7

	Business Equipment & Services: 1.5%
405,000	24-7 Intouch Inc 2018 Term Loan, 4.854%, (US0001M + 4.750%), 08/25/2025	401,456	0.0
500,000	AEA International Holdings (Lux) S.a.r.l. Term Loan B, 4.250%, (US0003M + 3.750%), 09/07/2028	500,625	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

1,468,900	AlixPartners, LLP 2021 USD Term Loan B, 3.250%, (US0001M + 2.750%), 02/04/2028	1,463,735	0.1
778,050	Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 4.250%, (US0003M + 3.750%), 05/12/2028	775,943	0.0
590,000	Anticimex International AB 2021 USD Incremental Term Loan, 4.209%, (US0003M + 4.000%), 11/08/2028	592,212	0.0
1,420,000	APX Group, Inc. 2021 Term Loan B, 4.005%, (US0001M + 3.500%), 07/10/2028	1,419,408	0.1
775,000	Ascend Learning, LLC 2021 Term Loan, 3.709%, (US0003M + 3.500%), 12/11/2028	774,419	0.0
429,952	Atlas CC Acquisition Corp Term Loan B, 5.000%, (US0003M + 4.250%), 05/25/2028	432,048	0.0
87,448	Atlas CC Acquisition Corp Term Loan C, 5.000%, (US0003M + 4.250%), 05/25/2028	87,874	0.0
441,603	Belfor Holdings Inc. Term Loan B, 3.854%, (US0001M + 3.750%), 04/06/2026	442,707	0.0
462,094	Castle US Holding Corporation 2021 Incremental Term Loan B, 4.750%, (US0003M + 4.000%), 01/29/2027	458,752	0.0
432,825	Cimpress Public Limited Company USD Term Loan B, 4.000%, (US0001M + 3.500%), 05/17/2028	433,546	0.0
160,000	DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 7.500%, (US0001M + 6.750%), 03/30/2029	161,200	0.0
401,204	DG Investment Intermediate Holdings 2, Inc. 2021 Delayed Draw Term Loan, 4.500%, (US0001M + 3.750%), 03/31/2028	401,664	0.0
1,915,540	DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.500%), 03/31/2028	1,917,735	0.1
1,486,275	Endure Digital Inc. Term Loan, 4.250%, (US0003M + 3.500%), 02/10/2028	1,475,825	0.1
857,850	Ensono, LP 2021 Term Loan, 4.750%, (US0001M + 4.000%), 05/19/2028	857,314	0.0
285,000	Escape Velocity Acquisition, Inc. 2021 Term Loan, 4.750%, (US0003M + 4.250%), 10/08/2028	283,931	0.0
2,060,256	Finastra USA, Inc. USD 1st Lien Term Loan, 4.500%, (US0003M + 3.500%), 06/13/2024	2,053,448	0.1
220,984	First Advantage Holdings, LLC 2021 Term Loan B, 2.852%, (US0001M + 2.750%), 01/31/2027	220,293	0.0
248,751	Fleetcor Technologies Operating Company, LLC 2021 Term Loan B4, 1.854%, (US0001M + 1.750%), 04/28/2028	246,201	0.0
1,043,721	Gainwell Acquisition Corp. Term Loan B, 4.750%, (US0003M + 4.000%), 10/01/2027	1,047,961	0.1
800,975	Gloves Buyer, Inc. 2021 Term Loan, 4.750%, (US0001M + 4.000%), 12/29/2027	798,972	0.0
622,427	GreenSky Holdings, LLC 2018 Term Loan B, 3.352%, (US0001M + 3.250%), 03/31/2025	622,816	0.0
1,285,275	Intrado Corporation 2017 Term Loan, 5.000%, (US0003M + 4.000%), 10/10/2024	1,223,766	0.1
557,200	ION Trading Finance Limited 2021 USD Term Loan, 4.974%, (US0003M + 4.750%), 04/03/2028	559,240	0.0
1,733,336	KUEHG Corp. 2018 Incremental Term Loan, 4.750%, (US0003M + 3.750%), 02/21/2025	1,699,753	0.1
1,024,850	Paysafe Group Holdings II Limited USD Term Loan B1, 3.250%, (US0001M + 2.750%), 06/28/2028	999,229	0.1
220,000	PECF USS Intermediate Holding III Corporation Term Loan B, 4.459%, (US0003M + 4.250%), 12/15/2028	220,495	0.0
1,256,850	Polaris Newco LLC USD Term Loan B, 4.500%, (US0003M + 4.000%), 06/02/2028	1,258,186	0.1
75,000	Pre-Paid Legal Services, Inc. 2021 2nd Lien Term Loan, 7.209%, (US0003M + 7.000%), 12/14/2029	74,906	0.0
955,000	Pre-Paid Legal Services, Inc. 2021 Term Loan, 3.959%, (US0003M + 3.750%), 12/09/2028	949,927	0.1
497,429	Red Ventures, LLC 2020 Term Loan B2, 2.604%, (US0001M + 2.500%), 11/08/2024	494,898	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

35,555	Refficiency Holdings LLC 2021 Delayed Draw Term Loan, 3.459%, (US0003M + 3.250%), 12/31/2027	35,600	0.0
183,042	Refficiency Holdings LLC 2021 Term Loan, 4.000%, (US0001M + 3.250%), 12/16/2027	183,271	0.0
625,000	Renaissance Holding Corp. 2018 2nd Lien Term Loan, 7.104%, (US0001M + 7.000%), 05/29/2026	628,516	0.0
753,446	Rockwood Service Corporation 2020 Term Loan, 4.102%, (US0001M + 4.000%), 01/23/2027	756,271	0.0
105,970	Service Logic Acquisition, Inc Delayed Draw Term Loan, 4.750%, (US0003M + 4.000%), 10/29/2027	105,838	0.0
62,478	Service Logic Acquisition, Inc Delayed Draw Term Loan, 4.750%, (US0003M + 4.000%), 10/29/2027	62,399	0.0
683,070	Service Logic Acquisition, Inc Term Loan, 4.750%, (US0003M + 4.000%), 10/29/2027	682,216	0.0
902,738	SITEL Worldwide Corporation 2021 USD Term Loan, 4.250%, (US0003M + 3.750%), 08/28/2028	903,624	0.0
1,157,100	Skopima Merger Sub Inc. Term Loan B, 4.500%, (US0001M + 4.000%), 05/12/2028	1,151,417	0.1
497,429	SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 4.474%, (US0003M + 4.250%), 07/30/2025	481,263	0.0
1,035,430	Staples, Inc. 7 Year Term Loan, 5.132%, (US0003M + 5.000%), 04/16/2026	1,002,704	0.1
357,958	SurveyMonkey Inc. 2018 Term Loan B, 3.860%, (US0001M + 3.750%), 10/10/2025	356,168	0.0
230,000	TPG VIII Elf Purchaser, LLC 2021 Term Loan B, 4.000%, (US0003M + 3.500%), 11/06/2028	230,374	0.0
653,400	TruGreen Limited Partnership 2020 Term Loan, 4.750%, (US0001M + 4.000%), 11/02/2027	655,340	0.0
1,733,593	Verscend Holding Corp. 2021 Term Loan B, 4.104%, (US0001M + 4.000%), 08/27/2025	1,735,399	0.1
780,356	Virtusa Corporation First Lien Term Loan B, 4.500%, (US0001M + 3.750%), 02/11/2028	783,283	0.0
1,474,373	VM Consolidated, Inc. 2021 Term Loan B, 3.474%, (US0006M + 3.250%), 03/19/2028	1,472,715	0.1
23,830	VT Topco, Inc. 2021 Delayed Draw Term Loan, 3.959%, (US0003M + 3.750%), 08/01/2025	23,681	0.0
135,830	VT Topco, Inc. 2021 Incremental Term Loan, 4.500%, (US0001M + 3.750%), 08/01/2025	134,981	0.0
568,575	Waterlogic Holdings Limited 2021 USD Term Loan B, 4.974%, (US0003M + 4.750%), 08/04/2028	569,996	0.0
384,172	West Corporation 2018 Term Loan B1, 4.500%, (US0003M + 3.500%), 10/10/2024	363,249	0.0
337,579	Yak Access, LLC 2018 1st Lien Term Loan B, 5.175%, (US0003M + 5.000%), 07/11/2025	303,681	0.0
208,333	Yak Access, LLC 2018 2nd Lien Term Loan B, 10.211%, (US0003M + 10.000%), 07/10/2026	134,115	0.0
		38,106,586	1.5

	Cable & Satellite Television: 0.5%
2,085,000	Atlantic Broadband Finance, LLC 2021 Term Loan, 3.000%, (US0001M + 2.500%), 09/01/2028	2,079,788	0.1
219,224	CSC Holdings, LLC 2019 Term Loan B5, 2.610%, (US0003M + 2.500%), 04/15/2027	216,849	0.0
2,086,963	DirecTV Financing, LLC Term Loan, 5.750%, (US0003M + 5.000%), 08/02/2027	2,092,061	0.1
1,505,000	Radiate Holdco, LLC 2021 Term Loan B, 4.000%, (US0001M + 3.250%), 09/25/2026	1,501,969	0.0
2,747,551	Telesat Canada Term Loan B5, 2.900%, (US0002M + 2.750%), 12/07/2026	2,494,260	0.1
2,000,000	UPC Financing Partnership 2021 USD Term Loan AX, 3.209%, (US0003M + 3.000%), 01/31/2029	1,996,000	0.1
1,900,000	Virgin Media Bristol LLC 2020 USD Term Loan Q, 3.459%, (US0003M + 3.250%), 01/31/2029	1,901,187	0.1
335,000	WideOpenWest Finance LLC 2021 Term Loan B, 3.500%, (SOFRRATE + 3.000%), 12/20/2028	335,070	0.0
		12,617,184	0.5

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

	Chemicals & Plastics: 0.4%
324,188	Avantor Funding, Inc. 2021 Term Loan B5, 2.750%, (US0001M + 2.250%), 11/08/2027	324,137	0.0
498,515	Axalta Coating Systems US Holdings Inc. USD Term Loan B3, 1.959%, (US0003M + 1.750%), 06/01/2024	498,787	0.0
115,000	CPC Acquisition Corp Second Lien Term Loan, 8.500%, (US0003M + 7.750%), 12/29/2028	113,563	0.0
473,813	GEON Performance Solutions, LLC 2021 Term Loan, 5.500%, (US0003M + 4.750%), 08/18/2028	478,255	0.0
1,062,963	INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 3.250%, (US0001M + 2.750%), 01/29/2026	1,062,298	0.1
550,000	Ineos US Finance LLC 2021 USD Term Loan B, 2.709%, (US0003M + 2.500%), 11/08/2028	547,594	0.0
289,275	Lonza Group AG USD Term Loan B, 4.750%, (US0006M + 4.000%), 07/03/2028	289,390	0.0
1,580,000	LSF11 A5 Holdco LLC Term Loan, 4.250%, (US0003M + 3.750%), 10/15/2028	1,580,659	0.1
765,000	Olympus Water US Holding Corporation 2021 USD Term Loan B, 4.250%, (US0003M + 3.750%), 11/09/2028	763,353	0.0
608,836	Polar US Borrower, LLC 2018 1st Lien Term Loan, 4.879%, (US0003M + 4.750%), 10/15/2025	610,358	0.0
656,700	Potters Industries, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 12/14/2027	658,752	0.0
1,346,625	PQ Corporation 2021 Term Loan B, 3.250%, (US0003M + 2.750%), 06/09/2028	1,348,588	0.1
1,025,000	Sparta U.S. HoldCo LLC 2021 Term Loan, 4.250%, (US0003M + 3.500%), 08/02/2028	1,026,709	0.0
1,235,309	Starfruit Finco B.V 2018 USD Term Loan B, 3.102%, (US0001M + 3.000%), 10/01/2025	1,231,449	0.1
204,257	Tronox Finance LLC 2021 Term Loan B, 2.454%, (US0003M + 2.250%), 03/13/2028	202,610	0.0
		10,736,502	0.4

	Clothing/Textiles: 0.0%
411,045	ABG Intermediate Holdings 2 LLC 2021 Delayed Draw Term Loan B2, 3.550%, (SOFRRATE + 3.500%), 12/08/2028	409,503	0.0
64,478	ABG Intermediate Holdings 2 LLC 2021 Delayed Draw Term Loan B3, 3.550%, (SOFRRATE + 3.500%), 12/08/2028	64,236	0.0
64,478	ABG Intermediate Holdings 2 LLC 2021 Term Loan B1, 3.550%, (SOFRRATE + 3.500%), 12/21/2028	64,236	0.0
339,150	Birkenstock GmbH & Co. KG USD Term Loan B, 3.750%, (US0006M + 3.250%), 04/28/2028	338,726	0.0
		876,701	0.0

	Conglomerates: 0.0%
265,000	Fender Musical Instruments Corporation 2021 Term Loan B, 4.500%, (SOFRRATE + 4.000%), 12/01/2028	265,331	0.0

	Containers & Glass Products: 0.7%
148,843	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 4.000%, (US0003M + 3.000%), 04/22/2024	145,122	0.0
1,394,247	Altium Packaging LLC 2021 Term Loan B, 3.250%, (US0001M + 2.750%), 02/03/2028	1,382,047	0.1
1,409,211	BWAY Holding Company 2017 Term Loan B, 3.352%, (US0001M + 3.250%), 04/03/2024	1,392,855	0.1
2,550,233	Charter NEX US, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 12/01/2027	2,559,796	0.1
570,000	Plastipak Packaging, Inc. 2021 Term Loan B, 2.610%, (US0001M + 2.500%), 12/01/2028	569,359	0.0
489,345	Plaze, Inc. 2020 Incremental Term Loan, 4.500%, (US0001M + 3.750%), 08/03/2026	485,675	0.0
1,145,000	Pretium PKG Holdings, Inc. 2021 1st Lien Term Loan, 4.500%, (US0003M + 4.000%), 10/02/2028	1,144,183	0.1
205,000	Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan, 7.250%, (US0003M + 6.750%), 10/01/2029	205,641	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

220,670	Pro Mach Group, Inc. 2021 Delayed Draw Term Loan, 5.000%, (US0003M + 4.000%), 08/31/2028	221,715	0.0
1,696,983	Pro Mach Group, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.000%), 08/31/2028	1,705,013	0.1
1,817,122	Proampac PG Borrower LLC 2020 Term Loan, 4.504%, (US0003M + 3.750%), 11/03/2025	1,819,848	0.1
497,114	Reynolds Consumer Products LLC Term Loan, 1.854%, (US0001M + 1.750%), 02/04/2027	494,970	0.0
539,550	Reynolds Group Holdings Inc. 2020 Term Loan B2, 3.354%, (US0001M + 3.250%), 02/05/2026	537,141	0.0
2,099,738	Reynolds Group Holdings Inc. 2021 Term Loan B, 4.000%, (US0001M + 3.500%), 09/20/2028	2,097,900	0.1
655,050	Tosca Services, LLC 2021 Term Loan, 4.250%, (US0001M + 3.500%), 08/18/2027	653,412	0.0
88,110	Trident TPI Holdings, Inc. 2021 Delayed Draw Term Loan, 4.500%, (US0003M + 4.000%), 09/15/2028	88,220	0.0
620,247	Trident TPI Holdings, Inc. 2021 Incremental Term Loan, 4.500%, (US0003M + 4.000%), 09/15/2028	621,022	0.0
430,000	Valcour Packaging LLC 2021 1st Lien Term Loan, 4.250%, (US0003M + 3.750%), 10/04/2028	430,000	0.0
200,000	Valcour Packaging LLC 2021 2nd Lien Term Loan, 7.500%, (US0003M + 7.000%), 10/04/2029	200,000	0.0
		16,753,919	0.7

	Cosmetics/Toiletries: 0.0%
498,525	Anastasia Parent, LLC 2018 Term Loan B, 3.974%, (US0003M + 3.750%), 08/11/2025	448,984	0.0

	Drugs: 0.2%
493,750	Alvogen Pharma US, Inc. 2020 Extended Term Loan, 5.459%, (US0003M + 5.250%), 12/31/2023	473,177	0.0
746,112	Amneal Pharmaceuticals LLC 2018 Term Loan B, 3.625%, (US0001M + 3.500%), 05/04/2025	739,117	0.0
305,000	ANI Pharmaceuticals, Inc Term Loan B, 6.750%, (US0001M + 6.000%), 04/27/2028	306,144	0.0
1,396,482	Endo Luxembourg Finance Company I S.a r.l. 2021 Term Loan, 5.209%, (US0003M + 5.000%), 03/27/2028	1,363,316	0.0
1,618,875	Jazz Financing Lux S.a.r.l. USD Term Loan, 4.000%, (US0001M + 3.500%), 05/05/2028	1,627,403	0.1
1,590,875	Organon & Co USD Term Loan, 3.500%, (US0003M + 3.000%), 06/02/2028	1,595,018	0.1
		6,104,175	0.2

	Ecological Services & Equipment: 0.1%
540,000	Clean Harbors Inc. 2021 Incremental Term Loan B, 2.104%, (US0001M + 2.000%), 10/08/2028	540,169	0.0
661,675	Denali Water Solutions Term Loan B, 5.000%, (US0003M + 4.250%), 03/25/2028	661,261	0.0
1,026,026	GFL Environmental Inc. 2020 Term Loan, 3.500%, (US0001M + 3.000%), 05/30/2025	1,029,425	0.1
		2,230,855	0.1

	Electronics/Electrical: 2.6%
410,000	Altar Bidco, Inc. 2021 2nd Lien Term Loan, 5.809%, (US0003M + 5.600%), 11/04/2029	413,075	0.0
755,000	Altar Bidco, Inc. 2021 Term Loan, 3.559%, (US0003M + 3.350%), 11/17/2028	753,113	0.0
1,175,000	AP Core Holdings II, LLC Amortization Term Loan B1, 6.250%, (US0001M + 5.500%), 09/01/2027	1,175,734	0.1
1,680,000	AP Core Holdings II, LLC High-Yield Term Loan B2, 6.250%, (US0001M + 5.500%), 09/01/2027	1,685,250	0.1
329,175	Atlas Purchaser, Inc. 2021 Term Loan, 6.000%, (US0003M + 5.250%), 05/08/2028	325,335	0.0
375,000	Banff Merger Sub Inc 2021 USD 2nd Lien Term Loan, 5.709%, (US0003M + 5.500%), 02/27/2026	378,937	0.0
2,254,990	Banff Merger Sub Inc 2021 USD Term Loan, 3.974%, (US0003M + 3.750%), 10/02/2025	2,248,884	0.1
710,883	Barracuda Networks, Inc. 1st Lien Term Loan, 4.500%, (US0003M + 3.750%), 02/12/2025	714,326	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

384,930	CentralSquare Technologies, LLC 2018 1st Lien Term Loan, 3.974%, (US0003M + 3.750%), 08/29/2025	364,048	0.0
1,435,000	Cloudera, Inc. 2021 Term Loan, 4.250%, (US0001M + 3.750%), 10/08/2028	1,431,711	0.1
142,135	Cohu, Inc. 2018 Term Loan B, 3.220%, (US0001M + 3.000%), 10/01/2025	141,691	0.0
173,250	CommerceHub, Inc. 2020 Term Loan B, 4.750%, (US0003M + 4.000%), 12/29/2027	171,734	0.0
300,000	ConnectWise, LLC 2021 Term Loan B, 4.000%, (US0003M + 3.500%), 09/29/2028	299,679	0.0
698,621	Constant Contact Inc Term Loan, 4.750%, (US0003M + 4.000%), 02/10/2028	698,912	0.0
1,999,988	CoreLogic, Inc. Term Loan, 4.000%, (US0001M + 3.500%), 06/02/2028	2,001,487	0.1
2,345,000	Cornerstone OnDemand, Inc. 2021 Term Loan, 4.250%, (US0003M + 3.750%), 10/16/2028	2,342,948	0.1
485,000	Creation Technologies Inc. 2021 Term Loan, 6.000%, (US0003M + 5.500%), 10/05/2028	481,969	0.0
726,350	Delta TopCo, Inc. 2020 Term Loan B, 4.500%, (US0003M + 3.750%), 12/01/2027	727,939	0.0
746,154	EagleView Technology Corporation 2018 Add On Term Loan B, 3.724%, (US0003M + 3.500%), 08/14/2025	731,231	0.0
1,550,175	Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B4, 4.750%, (US0001M + 4.000%), 12/01/2027	1,557,603	0.1
538,571	Helios Software Holdings, Inc. 2021 USD Term Loan B, 3.974%, (US0003M + 3.750%), 03/11/2028	536,215	0.0
1,795,483	Hyland Software, Inc. 2018 1st Lien Term Loan, 4.250%, (US0001M + 3.500%), 07/01/2024	1,800,345	0.1
1,445,000	II-VI Incorporated 2021 Bridge Term Loan B, 2.959%, (US0003M + 2.750%), 12/01/2028	1,445,301	0.1
1,936,371	Imperva, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 01/12/2026	1,937,097	0.1
2,015,000	Informatica LLC 2021 USD Term Loan B, 2.875%, (US0001M + 2.750%), 10/27/2028	2,010,214	0.1
1,952,694	Ingram Micro Inc. 2021 Term Loan B, 4.000%, (US0003M + 3.500%), 06/30/2028	1,955,949	0.1
645,000	Instructure Holdings 2021 Term Loan B, 3.250%, (US0001M + 2.750%), 10/30/2028	642,581	0.0
150,000	Ivanti Software, Inc. 2021 2nd Lien Term Loan, 7.750%, (US0003M + 7.250%), 12/01/2028	150,188	0.0
84,363	Ivanti Software, Inc. 2021 Add On Term Loan B, 4.750%, (US0003M + 4.000%), 12/01/2027	84,020	0.0
1,534,170	Ivanti Software, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.250%), 12/01/2027	1,539,604	0.1
1,512,519	LogMeIn, Inc. Term Loan B, 4.839%, (US0003M + 4.750%), 08/31/2027	1,505,783	0.1
149,599	MA FinanceCo., LLC USD Term Loan B3, 2.854%, (US0001M + 2.750%), 06/21/2024	148,851	0.0
1,685,775	Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 5.750%, (US0003M + 5.000%), 07/27/2028	1,683,929	0.1
375,000	Magenta Buyer LLC 2021 USD 2nd Lien Term Loan, 9.000%, (US0003M + 8.250%), 07/27/2029	373,125	0.0
3,308,009	McAfee, LLC 2018 USD Term Loan B, 3.852%, (US0001M + 3.750%), 09/30/2024	3,313,438	0.1
265,000	Mediaocean LLC 2021 Term Loan, 3.709%, (US0003M + 3.500%), 12/15/2028	264,172	0.0
405,000	MH Sub I, LLC 2021 2nd Lien Term Loan, 6.352%, (US0001M + 6.250%), 02/12/2029	409,050	0.0
280,000	Mitchell International, Inc. 2021 2nd Lien Term Loan, 7.000%, (US0003M + 6.500%), 10/15/2029	282,567	0.0
1,265,000	Mitchell International, Inc. 2021 Term Loan B, 4.250%, (US0003M + 3.750%), 10/15/2028	1,259,762	0.1
497,455	ON Semiconductor Corporation 2019 Term Loan B, 2.104%, (US0001M + 2.000%), 09/19/2026	497,611	0.0
2,801,738	Panther Commercial Holdings L.P Term Loan, 5.000%, (US0003M + 4.500%), 01/07/2028	2,809,442	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

180,000	Ping Identity Corporation 2021 Term Loan B, 4.250%, (SOFRRATE + 3.750%), 11/22/2028	180,338	0.0
2,149,622	Planview Parent, Inc. Term Loan, 4.750%, (US0003M + 4.000%), 12/17/2027	2,152,309	0.1
497,416	Project Accelerate Parrent LLC 1st Lien Term Loan, 5.250%, (US0001M + 4.250%), 01/02/2025	488,711	0.0
2,198,064	Project Leopard Holdings, Inc. 2019 Term Loan, 5.750%, (US0003M + 4.750%), 07/07/2024	2,205,276	0.1
2,757,027	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 4.379%, (US0003M + 4.250%), 05/16/2025	2,758,011	0.1
1,642,588	Rackspace Technology Global, Inc. 2021 Term Loan, 3.500%, (US0003M + 2.750%), 02/15/2028	1,632,527	0.1
600,000	RealPage, Inc 1st Lien Term Loan, 3.750%, (US0001M + 3.250%), 04/24/2028	598,950	0.0
1,960,000	Redstone Buyer LLC 2021 Term Loan, 5.500%, (US0003M + 4.750%), 04/27/2028	1,880,375	0.1
270,908	Riverbed Technology, Inc. 2021 PIK Exit Term Loan, 7.000%, (US0003M + 6.000%), 12/08/2026	265,659	0.0
1,547,102	Rocket Software, Inc. 2018 Term Loan, 4.354%, (US0001M + 4.250%), 11/28/2025	1,542,654	0.1
238,800	Rocket Software, Inc. 2021 USD Incremental Term Loan B, 4.750%, (US0001M + 4.250%), 11/28/2025	238,919	0.0
264,662	Sabre GLBL Inc. 2021 Term Loan B1, 4.000%, (US0001M + 3.500%), 12/17/2027	261,619	0.0
421,888	Sabre GLBL Inc. 2021 Term Loan B2, 4.000%, (US0001M + 3.500%), 12/17/2027	417,036	0.0
1,010,276	Seattle Spinco, Inc. USD Term Loan B3, 2.854%, (US0001M + 2.750%), 06/21/2024	1,005,225	0.0
377,668	SonicWall US Holdings Inc. 1st Lien Term Loan, 4.250%, (US0003M + 3.750%), 05/16/2025	378,061	0.0
80,257	Sovos Compliance, LLC 2021 Delayed Draw Term Loan, 4.709%, (US0003M + 4.500%), 08/11/2028	80,608	0.0
464,743	Sovos Compliance, LLC 2021 Term Loan, 5.000%, (US0001M + 4.500%), 08/11/2028	466,776	0.0
235,000	Tenable Holdings, Inc. Term Loan B, 3.250%, (US0003M + 2.750%), 07/07/2028	234,706	0.0
450,000	Trader Interactive, LLC 2021 Term Loan B, 4.500%, (US0003M + 4.000%), 07/28/2028	449,437	0.0
3,019	Travelport Finance (Luxembourg) S.a.r.l. 2021 Consented Term Loan, 6.974%, 05/29/2026	2,522	0.0
591,430	TTM Technologies, Inc. 2017 Term Loan, 2.599%, (US0003M + 2.500%), 09/28/2024	591,922	0.0
145,894	Ultra Clean Holdings, Inc 2021 Term Loan B, 3.854%, (US0001M + 3.750%), 08/27/2025	146,258	0.0
2,351,348	Watlow Electric Manufacturing Company Term Loan B, 4.250%, (US0003M + 3.750%), 03/02/2028	2,350,615	0.1
1,184,504	Xperi Corporation 2020 Term Loan B, 3.604%, (US0001M + 3.500%), 06/08/2028	1,183,912	0.1
		64,807,276	2.6

	Equipment Leasing: 0.0%
290,000	Albion Financing 3 SARL USD Term Loan, 5.750%, (US0003M + 5.250%), 08/17/2026	291,269	0.0
710,752	Rent-A-Center, Inc. 2021 First Lien Term Loan B, 3.750%, (US0001M + 3.250%), 02/17/2028	711,085	0.0
		1,002,354	0.0

	Financial Intermediaries: 0.6%
779,583	Advisor Group, Inc. 2021 Term Loan, 4.604%, (US0001M + 4.500%), 07/31/2026	782,141	0.0
415,000	AqGen Ascensus, Inc. 2021 2nd Lien Term Loan, 7.000%, (US0003M + 6.500%), 08/02/2029	416,556	0.0
540,000	AqGen Island Holdings, Inc. Term Loan, 4.000%, (US0003M + 3.500%), 08/02/2028	539,100	0.0
387,075	Blackstone Mortgage Trust, Inc. 2021 Term Loan B2, 3.750%, (US0001M + 2.750%), 04/23/2026	386,591	0.0
924,684	Blucora, Inc. 2017 Term Loan B, 5.000%, (US0003M + 4.000%), 05/22/2024	924,684	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

96,610	Castlelake Aviation Limited Delayed Draw Term Loan, 3.209%, (US0003M + 3.000%), 10/07/2026	96,349	0.0
472,206	Castlelake Aviation Limited Term Loan B, 2.959%, (US0003M + 2.750%), 10/22/2026	470,928	0.0
1,694,479	Citadel Securities LP 2021 Term Loan B, 2.604%, (US0001M + 2.500%), 02/02/2028	1,686,006	0.1
678,517	Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 2.852%, (US0001M + 2.750%), 08/21/2025	675,125	0.0
1,496,193	Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 3.750%), 04/09/2027	1,499,800	0.1
2,604,930	Edelman Financial Center, LLC 2021 Term Loan B, 4.250%, (US0001M + 3.500%), 04/07/2028	2,606,195	0.1
1,895,035	First Eagle Holdings, Inc. 2020 Term Loan B, 2.709%, (US0003M + 2.500%), 02/01/2027	1,877,862	0.1
214,688	Focus Financial Partners, LLC 2021 Delayed Draw Term Loan, 4.750%, (PRIME + 1.500%), 06/24/2028	213,905	0.0
925,661	Focus Financial Partners, LLC 2021 Term Loan, 3.000%, (US0001M + 2.500%), 07/01/2028	922,286	0.0
640,000	HighTower Holdings LLC 2021 Term Loan B, 4.750%, (US0003M + 4.000%), 04/21/2028	641,500	0.0
573,555	Jane Street Group, LLC 2021 Term Loan, 2.854%, (US0001M + 2.750%), 01/26/2028	570,210	0.0
248,731	LPL Holdings, Inc. 2019 Term Loan B1, 1.852%, (US0001M + 1.750%), 11/12/2026	247,876	0.0
497,112	Trans Union, LLC 2019 Term Loan B5, 1.854%, (US0001M + 1.750%), 11/16/2026	492,185	0.0
940,000	Trans Union, LLC 2021 Term Loan B6, 2.750%, (US0001M + 2.250%), 12/01/2028	938,890	0.1
200,000	Walker & Dunlop, Inc. 2021 Term Loan, 2.750%, (SOFRRATE + 2.250%), 12/16/2028	200,000	0.0
		16,188,189	0.6

	Food Products: 0.4%
491,139	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 3.852%, (US0001M + 3.750%), 10/01/2025	485,409	0.0
690,000	8th Avenue Food & Provisions, Inc. 2021 Incremental Term Loan, 5.500%, (US0001M + 4.750%), 10/01/2025	698,625	0.0
785,000	CHG PPC Parent LLC 2021 Term Loan, 3.500%, (US0003M + 3.000%), 12/08/2028	782,056	0.0
108,158	Dessert Holdings Inc. Delayed Draw Term Loan, 4.209%, (US0003M + 4.000%), 06/09/2028	107,888	0.0
576,842	Dessert Holdings Inc. Term Loan, 4.750%, (US0003M + 4.000%), 06/09/2028	575,400	0.0
1,153,350	IRB Holding Corp 2020 Fourth Amendment Incremental Term Loan, 4.250%, (US0003M + 3.250%), 12/15/2027	1,154,792	0.1
497,442	JBS USA Lux S.A. 2019 Term Loan B, 2.101%, (US0001M + 2.000%), 05/01/2026	496,872	0.0
475,000	Primary Products Finance LLC Term Loan, 4.209%, (US0003M + 4.000%), 10/25/2028	476,484	0.0
1,021,340	Sigma Bidco B.V. 2018 USD Term Loan B2, 3.160%, (US0006M + 3.000%), 07/02/2025	1,001,424	0.1
1,510,928	Simply Good Foods USA, Inc. 2017 Term Loan B, 4.750%, (US0001M + 3.750%), 07/07/2024	1,522,732	0.1
1,395,713	Weber-Stephen Products LLC Term Loan B, 4.000%, (US0001M + 3.250%), 10/30/2027	1,399,576	0.1
208,950	WOOF Holdings, Inc 1st Lien Term Loan, 4.500%, (US0003M + 3.750%), 12/21/2027	209,407	0.0
		8,910,665	0.4

	Food Service: 0.4%
746,193	1011778 B.C. Unlimited Liability Company Term Loan B4, 1.854%, (US0001M + 1.750%), 11/19/2026	738,731	0.0
1,685,000	Ali Group S.R.L. 2021 Term Loan B, 2.209%, (US0003M + 2.000%), 10/12/2028	1,677,101	0.1
865,000	Flynn Restaurant Group LP 2021 Term Loan B, 4.750%, (US0003M + 4.250%), 12/01/2028	855,161	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

500,000		Fogo De Chao, Inc. 2018 Add On Term Loan, 5.250%, (US0003M + 4.250%), 04/07/2025	495,312	0.0
1,132,652		H Food Holdings LLC 2018 Term Loan B, 3.792%, (US0001M + 3.688%), 05/23/2025	1,127,225	0.1
52,000		K-Mac Holdings Corp 2021 2nd Lien Term Loan, 7.250%, (US0003M + 6.750%), 07/30/2029	52,455	0.0
5,825		Pacific Bells, LLC Delayed Draw Term Loan, 4.709%, (US0003M + 4.500%), 10/13/2028	5,796	0.0
559,175		Pacific Bells, LLC Term Loan B, 5.000%, (US0003M + 4.500%), 10/13/2028	556,379	0.0
1,233,974		Tacala, LLC 1st Lien Term Loan, 4.250%, (US0001M + 3.500%), 02/05/2027	1,233,203	0.1
1,496,173		US Foods, Inc. 2019 Term Loan B, 2.104%, (US0001M + 2.000%), 09/13/2026	1,482,030	0.1
1,000,000		US Foods, Inc. 2021 Term Loan B, 2.959%, (US0003M + 2.750%), 11/17/2028	1,000,625	0.0
1,000,000		Welbilt, Inc. 2018 Term Loan B, 2.590%, (US0001M + 2.500%), 10/23/2025	998,125	0.0
			10,222,143	0.4

		Food/Drug Retailers: 0.1%
1,120,150		EG America LLC 2018 USD Term Loan, 4.224%, (US0003M + 4.000%), 02/07/2025	1,116,930	0.0
184,082		EG Group Limited 2021 Term Loan, 4.750%, (US0003M + 4.250%), 03/31/2026	184,915	0.0
44,048	(3)	Moran Foods, LLC 2020 2nd Lien Term Loan, 11.750%, (US0003M + 10.750%) (PIK Rate 1075.000%, Cash Rate 100.000%), 10/01/2024	37,882	0.0
32,806	(3)	Moran Foods, LLC 2020 Term Loan, 8.000%, (US0003M + 7.000%) (PIK Rate 700.000%, Cash Rate 100.000%), 04/01/2024	33,544	0.0
1,714,883		Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.500%, (US0001M + 5.500%), 09/06/2024	1,718,635	0.1
			3,091,906	0.1

		Forest Products: 0.0%
290,000		ASP Blade Holdings, Inc Initial Term Loan, 4.500%, (US0001M + 4.000%), 10/13/2028	290,408	0.0
354,113		Osmose Utilities Services, Inc. Term Loan, 3.750%, (US0001M + 3.250%), 06/23/2028	352,618	0.0
342,419		Spa Holdings 3 Oy USD Term Loan B, 4.750%, (US0003M + 4.000%), 02/04/2028	343,275	0.0
			986,301	0.0

		Health Care: 1.8%
635,168		Accelerated Health Systems, LLC Term Loan B, 3.602%, (US0001M + 3.500%), 10/31/2025	633,183	0.0
473,813		ADMI Corp. 2021 Incremental Term Loan B3, 4.000%, (US0001M + 3.500%), 12/23/2027	473,681	0.0
759,263		ADMI Corp. 2021 Term Loan B2, 3.875%, (US0001M + 3.375%), 12/23/2027	755,466	0.0
296,796		Agiliti Health, Inc Term Loan, 2.875%, (US0001M + 2.750%), 01/04/2026	295,683	0.0
632,754		Air Methods Corporation 2017 Term Loan B, 4.500%, (US0003M + 3.500%), 04/22/2024	602,171	0.0
1,061,975		Athenahealth, Inc. 2021 Term Loan B1, 4.400%, (US0003M + 4.250%), 02/11/2026	1,062,639	0.1
3,175,360		Bausch Health Companies Inc. 2018 Term Loan B, 3.104%, (US0001M + 3.000%), 06/02/2025	3,165,218	0.1
673,313		Bella Holding Company, LLC 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 05/10/2028	673,733	0.0
349,406		Cano Health LLC Term Loan, 5.250%, (US0003M + 4.500%), 11/23/2027	350,061	0.0
994,805		Carestream Dental Equipment, Inc 2017 1st Lien Term Loan, 4.250%, (US0003M + 3.250%), 09/01/2024	986,101	0.1
218,900		CBI Buyer, Inc. Term Loan, 3.750%, (US0003M + 3.250%), 01/06/2028	218,462	0.0
503,400		CCRR Parent, Inc Term Loan B, 4.500%, (US0003M + 3.750%), 03/06/2028	505,760	0.0
702,072		Change Healthcare Holdings LLC 2017 Term Loan B, 3.500%, (US0001M + 2.500%), 03/01/2024	702,159	0.0
728,175		CHG Healthcare Services Inc. 2021 Term Loan, 4.000%, (US0003M + 3.500%), 09/29/2028	729,040	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

1,239,903	Curia Global, Inc. 2021 Term Loan, 4.500%, (US0003M + 3.750%), 08/30/2026	1,242,616	0.1
2,063,470	Da Vinci Purchaser Corp. 2019 Term Loan, 5.000%, (US0003M + 4.000%), 01/08/2027	2,068,629	0.1
1,204,442	Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.854%, (US0001M + 3.750%), 10/10/2025	972,888	0.1
651,700	eResearchTechnology, Inc. 2020 1st Lien Term Loan, 5.500%, (US0001M + 4.500%), 02/04/2027	655,448	0.0
2,786,257	Global Medical Response, Inc. 2017 Incremental Term Loan, 5.250%, (US0006M + 4.250%), 03/14/2025	2,778,712	0.1
955,294	Global Medical Response, Inc. 2020 Term Loan B, 5.250%, (US0003M + 4.250%), 10/02/2025	952,189	0.1
587,896	GoodRx, Inc. 1st Lien Term Loan, 2.852%, (US0001M + 2.750%), 10/10/2025	586,181	0.0
248,698	Greenway Health, LLC 2017 1st Lien Term Loan, 4.750%, (US0003M + 3.750%), 02/16/2024	238,672	0.0
432,825	Heartland Dental, LLC 2021 Incremental Term Loan, 4.104%, (US0001M + 4.000%), 04/30/2025	432,329	0.0
1,840,000	Hunter Holdco 3 Limited USD Term Loan B, 4.750%, (US0003M + 4.250%), 08/19/2028	1,844,600	0.1
345,000	ICU Medical, Inc. Term Loan B, 2.550%, (SOFRRATE + 2.500%), 12/16/2028	346,078	0.0
936,990	Lifescan Global Corporation 2018 1st Lien Term Loan, 6.130%, (US0003M + 6.000%), 10/01/2024	917,313	0.1
88,000	Medical Solutions L.L.C. 2021 Delayed Draw Term Loan, 3.709%, (US0003M + 3.500%), 11/01/2028	87,978	0.0
462,000	Medical Solutions L.L.C. 2021 First Lien Term Loan, 4.000%, (US0003M + 3.500%), 11/01/2028	461,885	0.0
1,310,000	Medline Borrower, LP USD Term Loan B, 3.750%, (US0001M + 3.250%), 10/23/2028	1,310,409	0.1
1,940,000	MPH Acquisition Holdings LLC 2021 Term Loan B, 4.750%, (US0003M + 4.250%), 08/17/2028	1,901,805	0.1
150,000	National Mentor Holdings, Inc. 2021 2nd Lien Term Loan, 8.000%, (US0003M + 7.250%), 03/02/2029	149,812	0.0
165,782	National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan, 4.500%, (US0003M + 3.750%), 03/02/2028	164,352	0.0
59,959	National Mentor Holdings, Inc. 2021 Term Loan C, 4.500%, (US0003M + 3.750%), 03/02/2028	59,442	0.0
1,821,851	National Mentor Holdings, Inc. 2021 Term Loan, 4.500%, (US0003M + 3.750%), 03/02/2028	1,806,137	0.1
776,616	Ortho-Clinical Diagnostics SA 2018 Term Loan B, 3.081%, (US0001M + 3.000%), 06/30/2025	777,312	0.0
428,925	Pacific Dental Services,LLC 2021 Term Loan, 4.000%, (US0001M + 3.250%), 05/05/2028	429,595	0.0
776,958	Pathway Vet Alliance LLC 2021 Term Loan, 3.854%, (US0001M + 3.750%), 03/31/2027	775,421	0.0
856,921	PetVet Care Centers, LLC 2021 Term Loan B3, 4.250%, (US0001M + 3.500%), 02/14/2025	857,993	0.0
1,022,621	Phoenix Guarantor Inc 2020 Term Loan B, 3.354%, (US0001M + 3.250%), 03/05/2026	1,017,873	0.1
204,488	Pluto Acquisition I, Inc. 2021 1st Lien Term Loan, 4.175%, (US0003M + 4.000%), 06/22/2026	204,062	0.0
268,650	Press Ganey Holdings, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 07/24/2026	269,434	0.0
277,900	Project Ruby Ultimate Parent Corp. 2021 Term Loan, 4.000%, (US0001M + 3.250%), 03/03/2028	277,726	0.0
1,535,765	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 3.852%, (US0001M + 3.750%), 11/16/2025	1,536,341	0.1
370,000	Resonetics, LLC 2021 Term Loan, 4.750%, (US0003M + 4.000%), 04/28/2028	370,462	0.0
582,116	RxBenefits, Inc. 2020 Term Loan, 5.250%, (US0003M + 4.500%), 12/17/2027	583,935	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

500,000	Select Medical Corporation 2017 Term Loan B, 2.360%, (US0001M + 2.250%), 03/06/2025	497,265	0.0
635,000	Sotera Health Holdings, LLC 2021 Term Loan, 3.250%, (US0003M + 2.750%), 12/11/2026	633,545	0.0
818,813	Surgery Center Holdings, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 08/31/2026	819,581	0.0
1,396,325	Tecomet Inc. 2017 Repriced Term Loan, 3.709%, (US0003M + 3.500%), 05/01/2024	1,330,000	0.1
1,865,718	Unified Physician Management, LLC 2020 Term Loan, 5.000%, (US0001M + 4.250%), 12/16/2027	1,872,132	0.1
867,825	US Anesthesia Partners Inc 2021 Term Loan, 4.750%, (US0006M + 4.250%), 10/01/2028	866,740	0.1
802,988	Virgin Pulse, Inc. 2021 Term Loan, 4.750%, (US0003M + 4.000%), 04/06/2028	794,456	0.0
630,000	WP CityMD Bidco LLC 2021 1st Lien Term Loan B, 3.750%, (US0006M + 3.250%), 11/18/2028	630,158	0.0
		44,674,863	1.8

	Home Furnishings: 0.1%
528,675	Conair Holdings, LLC Term Loan B, 3.970%, (US0003M + 3.750%), 05/17/2028	529,478	0.0
750,000	Illuminate Merger Sub Corp. Term Loan, 4.000%, (US0003M + 3.500%), 07/21/2028	745,078	0.0
992,186	Prime Security Services Borrower, LLC 2021 Term Loan, 3.500%, (US0006M + 2.750%), 09/23/2026	992,355	0.1
		2,266,911	0.1

	Industrial Equipment: 0.3%
480,559	Alliance Laundry Systems LLC Term Loan B, 4.250%, (US0003M + 3.500%), 10/08/2027	481,245	0.0
113,532	CMBF LLC Delayed Draw Term Loan, 6.209%, (US0003M + 6.000%), 08/02/2028	112,680	0.0
381,468	CMBF LLC Term Loan, 6.500%, (US0001M + 6.000%), 08/02/2028	378,607	0.0
249,359	CPM Holdings, Inc. 2018 1st Lien Term Loan, 3.599%, (US0001M + 3.500%), 11/17/2025	248,112	0.0
184,538	Filtration Group Corporation 2021 Incremental Term Loan, 4.000%, (US0001M + 3.500%), 10/21/2028	184,584	0.0
774,983	Granite Holdings US Acquisition Co. 2021 Term Loan B, 4.224%, (US0003M + 4.000%), 09/30/2026	775,952	0.0
159,115	I-Logic Technologies Bidco Limited 2021 USD Term Loan B, 4.500%, (US0003M + 4.000%), 02/16/2028	159,811	0.0
945,847	Kenan Advantage Group, Inc. 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 03/24/2026	944,863	0.1
1,575,000	MKS Instruments, Inc. 2021 USD Term Loan, 2.459%, (US0003M + 2.250%), 10/21/2028	1,573,523	0.1
1,922,737	Star US Bidco LLC Term Loan B, 5.250%, (US0001M + 4.250%), 03/17/2027	1,921,536	0.1
663,761	Vertical US Newco Inc Term Loan B, 4.000%, (US0006M + 3.500%), 07/30/2027	665,005	0.0
		7,445,918	0.3

	Insurance: 0.6%
676,334	Acrisure, LLC 2020 Term Loan B, 3.724%, (US0003M + 3.500%), 02/15/2027	670,134	0.0
1,090,000	Acrisure, LLC 2021 First Lien Term Loan B, 4.750%, (US0003M + 4.250%), 02/15/2027	1,091,362	0.1
169,575	Acrisure, LLC 2021 Incremental Term Loan B, 4.250%, (US0003M + 3.750%), 02/15/2027	169,628	0.0
771,303	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 3.354%, (US0001M + 3.250%), 05/09/2025	764,747	0.0
1,435,000	Alliant Holdings Intermediate, LLC 2021 Term Loan B4, 4.000%, (US0001M + 3.500%), 11/06/2027	1,435,000	0.1
746,233	AmWINS Group, Inc. 2021 Term Loan B, 3.000%, (US0001M + 2.250%), 02/19/2028	741,518	0.0
391,969	Aretec Group, Inc. 2018 Term Loan, 4.354%, (US0001M + 4.250%), 10/01/2025	393,031	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

1,064,239	AssuredPartners, Inc. 2020 Term Loan B, 3.604%, (US0001M + 3.500%), 02/12/2027	1,057,587	0.0
759,936	AssuredPartners, Inc. 2021 Term Loan B, 4.000%, (US0001M + 3.500%), 02/12/2027	760,253	0.0
1,918,511	Hub International Limited 2018 Term Loan B, 2.875%, (US0003M + 2.750%), 04/25/2025	1,897,327	0.1
580,000	IMA Financial Group, Inc. Term Loan, 3.959%, (US0003M + 3.750%), 11/01/2028	579,033	0.0
1,804,134	NFP Corp. 2020 Term Loan, 3.354%, (US0001M + 3.250%), 02/15/2027	1,777,556	0.1
1,954,136	OneDigital Borrower LLC 2021 Term Loan, 4.750%, (SOFRRATE + 4.250%), 11/16/2027	1,954,136	0.1
2,072,319	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 3.354%, (US0001M + 3.250%), 12/31/2025	2,059,108	0.1
248,724	Sedgwick Claims Management Services, Inc. 2019 Term Loan B, 3.854%, (US0001M + 3.750%), 09/03/2026	248,811	0.0
		15,599,231	0.6

	Leisure Good/Activities/Movies: 0.6%
327,911	24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 3.000%, 08/26/2022	329,550	0.0
331,768	24 Hour Fitness Worldwide, Inc. 2021 Exit Delayed Draw Term Loan, 9.400%, (US0003M + 14.000%), 09/29/2026	330,662	0.0
1,467,849	Alterra Mountain Company 2021 Series B-2 Consenting Term Loan, 4.000%, (US0001M + 3.500%), 08/17/2028	1,468,461	0.1
921,967	AMC Entertainment Holdings, Inc. 2019 Term Loan B, 3.103%, (US0001M + 3.000%), 04/22/2026	832,997	0.0
927,675	AppLovin Corporation 2021 Term Loan B, 3.500%, (US0001M + 3.000%), 10/25/2028	928,371	0.0
498,731	Bombardier Recreational Products, Inc. 2020 Term Loan, 2.101%, (US0001M + 2.000%), 05/24/2027	493,354	0.0
1,335,000	City Football Group Limited Term Loan, 4.000%, (US0006M + 3.500%), 07/21/2028	1,329,994	0.1
778,106	ClubCorp Holdings, Inc. 2017 Term Loan B, 2.970%, (US0003M + 2.750%), 09/18/2024	751,428	0.0
6,438	Crown Finance US, Inc. 2020 Term Loan B1, 7.209%, (US0003M + 7.000%), 05/23/2024	7,690	0.0
1,533,020	CWGS Group, LLC 2021 Term Loan B, 3.250%, (US0001M + 2.500%), 06/03/2028	1,524,397	0.1
1,196,244	Hayward Industries, Inc. 2021 Term Loan, 3.000%, (US0001M + 2.500%), 05/12/2028	1,192,506	0.1
837,900	MajorDrive Holdings IV LLC Term Loan B, 4.500%, (US0003M + 4.000%), 05/12/2028	838,947	0.0
497,494	Playtika Holding Corp 2021 Term Loan, 2.854%, (US0001M + 2.750%), 03/13/2028	496,193	0.0
727,597	RV Retailer, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 02/08/2028	727,142	0.0
966,646	Samsonite International S.A. 2020 Incremental Term Loan B2, 3.750%, (US0001M + 3.000%), 04/25/2025	963,625	0.1
1,450,001	Thor Industries, Inc. 2021 USD Term Loan, 3.125%, (US0001M + 3.000%), 02/01/2026	1,454,170	0.1
884,803	WeddingWire, Inc. 1st Lien Term Loan, 4.629%, (US0003M + 4.500%), 12/19/2025	887,569	0.0
250,000	WMG Acquisition Corp. 2021 Term Loan G, 2.229%, (US0001M + 2.125%), 01/20/2028	249,271	0.0
497,429	Wyndham Hotels & Resorts, Inc. Term Loan B, 1.854%, (US0001M + 1.750%), 05/30/2025	493,077	0.0
		15,299,404	0.6

	Lodging & Casinos: 0.6%
674,275	Aimbridge Acquisition Co., Inc. 2019 Term Loan B, 3.851%, (US0001M + 3.750%), 02/02/2026	660,789	0.0
737,550	Arches Buyer Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 12/06/2027	733,690	0.0
2,094,465	Aristocrat Leisure Limited 2020 Incremental Term Loan B, 4.750%, (US0003M + 3.750%), 10/19/2024	2,109,738	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

2,632,925	Caesars Resort Collection, LLC 2020 Term Loan B1, 3.604%, (US0001M + 3.500%), 07/21/2025	2,637,246	0.1
1,223,171	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 10/21/2024	1,223,171	0.1
997,500	Hilton Grand Vacations Borrower LLC 2021 Term Loan B, 3.500%, (US0003M + 3.000%), 08/02/2028	1,000,305	0.1
500,000	Hilton Worldwide Finance, LLC 2019 Term Loan B2, 1.852%, (US0001M + 1.750%), 06/22/2026	496,528	0.0
250,000	PCI Gaming Authority Term Loan, 2.604%, (US0001M + 2.500%), 05/29/2026	249,355	0.0
492,355	Stars Group Holdings B.V. TL B 1L, 2.474%, (US0003M + 2.250%), 07/21/2026	491,208	0.0
497,438	Station Casinos LLC 2020 Term Loan B, 2.500%, (US0001M + 2.250%), 02/08/2027	493,677	0.0
1,997,250	The Enterprise Development Authority Term Loan B, 5.000%, (US0001M + 4.250%), 02/28/2028	1,997,250	0.1
1,830,000	Twin River Worldwide Holdings, Inc. 2021 Term Loan B, 3.750%, (US0006M + 3.250%), 10/02/2028	1,832,630	0.1
		13,925,587	0.6

	Mortgage REITs: 0.0%
51,020	BIFM CA Buyer Inc. 2021 Delayed Draw Term Loan, 3.604%, (US0001M + 3.500%), 06/01/2026	50,638	0.0
445,552	BIFM CA Buyer Inc. Term Loan B, 3.601%, (US0001M + 3.500%), 06/01/2026	441,932	0.0
		492,570	0.0

	Nonferrous Metals/Minerals: 0.1%
536,685	Covia Holdings Corporation 2020 PIK Take Back Term Loan, 5.000%, (US0003M + 4.000%), 07/31/2026	532,660	0.0
1,775,500	U.S. Silica Company 2018 Term Loan B, 5.000%, (US0001M + 4.000%), 05/01/2025	1,739,713	0.1
		2,272,373	0.1

	Oil & Gas: 0.4%
239,050	BCP Renaissance Parent LLC 2017 Term Loan B, 4.500%, (US0003M + 3.500%), 10/31/2024	238,721	0.0
745,998	Brazos Delaware II, LLC Term Loan B, 4.103%, (US0001M + 4.000%), 05/21/2025	727,698	0.0
578,550	ITT Holdings LLC 2021 Term Loan, 3.250%, (US0001M + 2.750%), 07/10/2028	578,912	0.0
1,346,625	Lucid Energy Group II Borrower, LLC 2021 Term Loan, 5.000%, (US0003M + 4.250%), 11/24/2028	1,331,475	0.1
558,600	Medallion Midland Acquisition, LLC 2021 Term Loan, 4.500%, (US0001M + 3.750%), 10/18/2028	555,923	0.0
387,979	Navitas Midstream Midland Basin, LLC Term Loan B, 4.750%, (US0001M + 4.000%), 12/13/2024	387,818	0.0
600,000	NorthRiver Midstream Finance LP 2018 Term Loan B, 3.382%, (US0003M + 3.250%), 10/01/2025	599,875	0.0
640,000	Oryx Midstream Services Permian Basin LLC Term Loan B, 3.750%, (US0003M + 3.250%), 10/05/2028	636,685	0.0
1,100,000	Southwestern Energy Company 2021 Term Loan, 2.550%, (SOFRRATE + 2.500%), 06/22/2027	1,103,438	0.1
810,000	TransMontaigne Operating Company L.P. Term Loan B, 4.000%, (US0001M + 3.500%), 11/17/2028	811,013	0.1
663,180	Traverse Midstream Partners LLC 2017 Term Loan, 5.250%, (SOFRRATE + 4.250%), 09/27/2024	661,522	0.0
1,498,728	Waterbridge Midstream Operating LLC Term Loan B, 6.750%, (US0006M + 5.750%), 06/22/2026	1,465,006	0.1
		9,098,086	0.4

	Publishing: 0.2%
1,000,000	Adevinta ASA USD Term Loan B, 2.959%, (US0003M + 2.750%), 06/26/2028	1,002,000	0.1
653,412	Alchemy Copyrights, LLC Term Loan B, 3.500%, (US0001M + 3.000%), 03/10/2028	655,046	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

500,000	Cengage Learning, Inc. 2021 Term Loan B, 4.959%, (US0003M + 4.750%), 06/29/2026	501,960	0.0
1,040,000	Dotdash Meredith Inc Term Loan B, 4.500%, (SOFRRATE + 4.000%), 12/01/2028	1,042,600	0.1
947,625	McGraw-Hill Global Education Holdings, LLC 2021 First Lien Term Loan B, 5.250%, (US0001M + 4.750%), 07/28/2028	944,861	0.0
		4,146,467	0.2

	Radio & Television: 0.6%
398,950	A-L Parent LLC 2016 1st Lien Term Loan, 3.351%, (US0001M + 3.250%), 12/01/2023	379,688	0.0
1,658,662	Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.629%, (US0003M + 3.500%), 08/21/2026	1,637,800	0.1
1,063,133	Cumulus Media New Holdings Inc. Term Loan B, 4.750%, (US0003M + 3.750%), 03/31/2026	1,064,241	0.1
2,792,787	Diamond Sports Group, LLC Term Loan, 3.353%, (US0001M + 3.250%), 08/24/2026	1,312,610	0.1
885,000	Gray Television, Inc. 2021 Term Loan D, 3.099%, (US0001M + 3.000%), 12/01/2028	881,957	0.0
497,484	iHeartCommunications, Inc. 2020 Incremental Term Loan, 3.750%, (US0001M + 3.250%), 05/01/2026	498,521	0.0
752,363	iHeartCommunications, Inc. 2020 Term Loan, 3.104%, (US0001M + 3.000%), 05/01/2026	748,399	0.0
986,027	NASCAR Holdings, Inc Term Loan B, 2.604%, (US0001M + 2.500%), 10/19/2026	985,720	0.0
2,486,536	Sinclair Television Group Inc. Term Loan B2B, 2.610%, (US0001M + 2.500%), 09/30/2026	2,447,684	0.1
2,007,085	Terrier Media Buyer, Inc. 2021 Term Loan, 3.604%, (US0001M + 3.500%), 12/17/2026	2,000,813	0.1
2,048,237	Univision Communications Inc. 2021 First Lien Term Loan B, 4.000%, (US0001M + 3.250%), 03/15/2026	2,054,638	0.1
		14,012,071	0.6

	Rail Industries: 0.0%
748,101	Genesee & Wyoming Inc. (New) Term Loan, 2.224%, (US0003M + 2.000%), 12/30/2026	744,433	0.0

	Retailers (Except Food & Drug): 0.5%
23,111	AI Aqua Merger Sub, Inc. 2021 1st Lien Delayed Draw Term Loan, 4.209%, (US0003M + 4.000%), 07/31/2028	23,169	0.0
231,111	AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 4.500%, (US0001M + 4.000%), 07/31/2028	231,689	0.0
452,572	Franchise Group Intermediate Holdco, LLC 2021 First Out Term Loan B, 5.500%, (US0003M + 4.750%), 03/10/2026	453,986	0.0
1,156,263	Great Outdoors Group, LLC 2021 Term Loan B1, 4.500%, (US0003M + 3.750%), 03/06/2028	1,158,973	0.1
2,944,332	Harbor Freight Tools USA, Inc. 2021 Term Loan B, 3.250%, (US0001M + 2.750%), 10/19/2027	2,941,933	0.1
539,400	Jo-Ann Stores, Inc. 2021 Term Loan B1, 5.500%, (US0003M + 4.750%), 07/07/2028	534,848	0.0
185,000	Lakeshore Intermediate LLC Term Loan, 4.000%, (US0003M + 3.500%), 09/29/2028	185,231	0.0
1,311,107	Leslies Poolmart, Inc. 2021 Term Loan B, 3.000%, (US0003M + 2.500%), 03/09/2028	1,308,546	0.1
368,381	Mens Wearhouse, Inc. (The) 2020 Take Back Term Loan, 9.000%, (US0003M + 8.000%), 12/01/2025	316,808	0.0
124,441	Mens Wearhouse, Inc. (The) 2020 Term Loan, 12.000%, (US0003M + 11.000%), 06/01/2025	124,441	0.0
766,150	Michaels Companies, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.250%), 04/15/2028	760,021	0.0
560,763	Petco Animal Supplies, Inc. 2021 Term Loan B, 4.000%, (US0003M + 3.250%), 03/03/2028	560,937	0.0
580,000	Petmate Incremental Term Loan B, 6.250%, (US0003M + 5.500%), 09/15/2028	577,342	0.0
835,000	Pilot Travel Centers LLC 2021 Term Loan B, 2.104%, (US0001M + 2.000%), 08/04/2028	831,057	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

448,875	Restoration Hardware, Inc. Term Loan B, 3.000%, (US0003M + 2.500%), 10/20/2028	447,472	0.0
800,000	Tory Burch LLC Term Loan B, 3.209%, (US0003M + 3.000%), 04/16/2028	799,334	0.1
345,000	Victorias Secret & Co. Term Loan B, 3.750%, (US0003M + 3.250%), 06/30/2028	345,000	0.0
		11,600,787	0.5

	Surface Transport: 0.2%
1,186,050	American Trailer World Corp. Term Loan B, 4.500%, (US0001M + 3.750%), 03/03/2028	1,183,455	0.1
422,449	ENC Holding Corporation 2021 Term Loan, 5.004%, (US0003M + 4.250%), 08/04/2028	421,525	0.0
37,551	ENC Holding Corporation Delayed Draw Term Loan, 4.459%, (US0003M + 4.250%), 08/04/2028	37,469	0.0
200,000	LaserShip, Inc. 2021 2nd Lien Term Loan, 8.250%, (US0006M + 7.500%), 05/07/2029	201,750	0.0
892,763	LaserShip, Inc. 2021 Term Loan, 5.250%, (US0003M + 4.500%), 05/07/2028	894,855	0.0
1,263,588	Savage Enterprises LLC 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 09/15/2028	1,263,982	0.1
850,000	Worldwide Express Operations, LLC 2021 1st Lien Term Loan, 5.000%, (US0006M + 4.250%), 07/26/2028	852,504	0.0
170,000	Worldwide Express Operations, LLC 2021 2nd Lien Term Loan, 7.750%, (US0006M + 7.000%), 07/26/2029	171,275	0.0
500,000	XPO Logistics, Inc. 2018 Term Loan B, 1.853%, (US0001M + 1.750%), 02/24/2025	498,320	0.0
		5,525,135	0.2

	Technology: 0.1%
2,767,321	Veritas US Inc. 2021 USD Term Loan B, 6.000%, (US0003M + 5.000%), 09/01/2025	2,770,349	0.1

	Telecommunications: 1.0%
1,759,963	Altice Financing SA USD 2017 1st Lien Term Loan, 2.874%, (US0003M + 2.750%), 01/31/2026	1,744,563	0.1
992,288	Asurion LLC 2018 Term Loan B7, 3.104%, (US0001M + 3.000%), 11/03/2024	988,981	0.1
330,000	Asurion LLC 2021 2nd Lien Term Loan B3, 5.355%, (US0001M + 5.250%), 01/31/2028	330,051	0.0
810,000	Asurion LLC 2021 Second Lien Term Loan B4, 5.354%, (US0001M + 5.250%), 01/20/2029	807,975	0.0
3,988,700	Asurion LLC 2021 Term Loan B9, 3.354%, (US0001M + 3.250%), 07/31/2027	3,967,512	0.2
3,247,925	Avaya, Inc. 2020 Term Loan B, 4.360%, (US0003M + 4.250%), 12/15/2027	3,261,108	0.1
250,000	Avaya, Inc. 2021 Term Loan B2, 4.110%, (US0003M + 4.000%), 12/15/2027	250,176	0.0
647,901	Cablevision Lightpath LLC Term Loan B, 3.750%, (US0003M + 3.250%), 11/30/2027	647,820	0.0
1,496,183	CenturyLink, Inc. 2020 Term Loan B, 2.351%, (US0001M + 2.250%), 03/15/2027	1,480,170	0.1
1,278,069	CommScope, Inc. 2019 Term Loan B, 3.352%, (US0001M + 3.250%), 04/06/2026	1,264,089	0.1
1,455,452	Connect Finco Sarl 2021 Term Loan B, 4.500%, (US0001M + 3.500%), 12/11/2026	1,457,385	0.1
750,000	Digi International Inc. Term Loan B, 5.209%, (US0003M + 5.000%), 12/22/2028	743,906	0.0
415,046	Global Tel*Link Corporation 2018 1st Lien Term Loan, 4.354%, (US0001M + 4.250%), 11/29/2025	404,324	0.0
78,042	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 8.354%, (US0001M + 8.250%), 11/29/2026	73,034	0.0
254,363	GOGO Intermediate Holdings LLC Term Loan B, 4.500%, (US0003M + 3.750%), 04/30/2028	254,204	0.0
492,959	GTT Communications, Inc. 2018 USD Term Loan B, 7.000%, (PRIME + 3.750%), 05/31/2025	441,937	0.0
500,000	Level 3 Financing Inc. 2019 Term Loan B, 1.854%, (US0001M + 1.750%), 03/01/2027	494,063	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

720,000	MTN Infrastructure TopCo Inc 2021 Term Loan, 4.658%, (US0003M + 4.500%), 10/04/2028	710,550	0.0
2,691,179	Numericable Group SA USD Term Loan B11, 2.879%, (US0003M + 2.750%), 07/31/2025	2,646,438	0.1
598,442	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 4.709%, (US0003M + 4.500%), 11/01/2024	583,481	0.0
520,000	Toruk AS 2021 USD Term Loan B, 4.959%, (US0003M + 4.750%), 11/02/2028	510,683	0.0
1,260,597	Zayo Group Holdings, Inc. USD Term Loan, 3.104%, (US0001M + 3.000%), 03/09/2027	1,245,102	0.1
		24,307,552	1.0

		Utilities: 0.1%
348,868	Covanta Holding Corporation 2021 Term Loan B, 2.709%, (US0003M + 2.500%), 11/30/2028	349,631	0.0
26,132	Covanta Holding Corporation 2021 Term Loan C, 2.709%, (US0003M + 2.500%), 11/30/2028	26,190	0.0
1,024,849	Edgewater Generation, L.L.C. Term Loan, 3.854%, (US0001M + 3.750%), 12/13/2025	972,006	0.1
377,143	Generation Bridge Acquisition, LLC Term Loan B, 7.250%, (US0003M + 5.000%), 08/05/2028	378,086	0.0
7,857	Generation Bridge Acquisition, LLC Term Loan C, 7.250%, (US0001M + 5.000%), 08/05/2028	7,877	0.0
916,324	Nautilus Power, LLC Term Loan B, 5.250%, (US0001M + 4.250%), 05/16/2024	787,384	0.0
339,150	Tiger Acquisition, LLC 2021 Term Loan, 3.750%, (US0003M + 3.250%), 06/01/2028	337,575	0.0
		2,858,749	0.1

	Total Bank Loans
	(Cost $421,681,358)	420,729,061	16.7

CONVERTIBLE BONDS/NOTES: 0.0%
		Communications: 0.0%
210,000	DISH Network Corp., 3.375%, 08/15/2026	199,301	0.0

	Total Convertible Bonds/Notes
	(Cost $205,804)	199,301	0.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
		Uniform Mortgage-Backed Securities: 0.0%
4,066	5.500%,10/01/2039	4,653	0.0

	Total U.S. Government Agency Obligations
	(Cost $4,369)	4,653	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		Consumer Discretionary: 0.0%
142,000	(9) 24 Hour Fitness Worldwide, Inc.	142,000	0.0
6,832	(9) Mens Wearhouse, Inc.	8,253	0.0
		150,253	0.0

		Materials: 0.0%
53,269	(9) Covia Specialty Minerals, Inc.	599,277	0.0

	Total Common Stock
	(Cost $692,331)	749,530	0.0

PREFERRED STOCK: 0.0%
		Consumer Discretionary: 0.0%
189,193	(9) 24 Hour Fitness Worldwide, Inc.	354,737	0.0

		Information Technology: 0.0%
2,393	(9) Riverbed Technology, Inc.	45,467	0.0

	Total Preferred Stock
	(Cost $267,309)	400,204	0.0

WARRANTS: 0.0%
		Communication Services: 0.0%
26,686	(9) Cineworld Group PLC	11,739	0.0

	Total Warrants
	(Cost $–)	11,739	0.0

		Value	Percentage of Net Assets
PURCHASED OPTIONS (10): 0.1%
	Total Purchased Options
	(Cost $2,199,513)	1,207,178	0.1

	Total Long-Term Investments
	(Cost $2,468,213,908)	2,464,309,256	97.6

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.8%
		Repurchase Agreements: 3.0%
2,792,809	(11)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 12/31/21, 0.06%, due 01/03/22 (Repurchase Amount $2,792,823, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $2,848,666, due 07/31/22-07/20/71)	2,792,809	0.1
3,594,473	(11)	Bethesda Securities LLC, Repurchase Agreement dated 12/31/21, 0.09%, due 01/03/22 (Repurchase Amount $3,594,500, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $3,666,363, due 01/01/25-12/01/51)	3,594,473	0.2
18,562,373	(11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/21, 0.05%, due 01/03/22 (Repurchase Amount $18,562,449, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $18,933,620, due 02/01/22-07/20/71)	18,562,373	0.8
8,229,654	(11)	Citadel Securities LLC, Repurchase Agreement dated 12/31/21, 0.07%, due 01/03/22 (Repurchase Amount $8,229,701, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $8,394,296, due 01/04/22-11/15/51)	8,229,654	0.3
10,938,742	(11)	Daiwa Capital Markets, Repurchase Agreement dated 12/31/21, 0.04%, due 01/03/22 (Repurchase Amount $10,938,778, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $11,157,517, due 02/10/22-01/01/52)	10,938,742	0.4
3,319,819	(11)	Industrial & Comm. Bank of China, Repurchase Agreement dated 12/31/21, 0.05%, due 01/03/22 (Repurchase Amount $3,319,833, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,386,215, due 01/13/22-11/01/50)	3,319,819	0.1
8,358,964	(11)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 12/31/21, 0.06%, due 01/03/22 (Repurchase Amount $8,359,005, collateralized by various U.S. Government Agency Obligations, 0.550%-7.500%, Market Value plus accrued interest $8,526,186, due 01/01/23-10/20/71)	8,358,964	0.3
15,785,437	(11)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/21, 0.07%, due 01/03/22 (Repurchase Amount $15,785,528, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $16,101,228, due 07/15/23-02/15/48)	15,785,437	0.6
4,716,803	(11)	Stonex Financial Inc., Repurchase Agreement dated 12/31/21, 0.09%, due 01/03/22 (Repurchase Amount $4,716,838, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,811,140, due 01/13/22-11/20/71)	4,716,803	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

	Total Repurchase Agreements
	(Cost $76,299,074)		76,299,074	3.0

		Time Deposits: 0.2%
2,440,000	(11)	Mizuho Bank LTD, 0.070%, 01/03/2022	2,440,000	0.1
2,500,000	(11)	Mizuho Bank LTD, 0.070%, 01/03/2022	2,500,000	0.1

	Total Time Deposits
	(Cost $4,940,000)		4,940,000	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.6%
86,589,722	(11),(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	86,589,722	3.4
2,284,000	(11),(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	2,284,000	0.1
2,284,000	(11),(12)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	2,284,000	0.1
	Total Mutual Funds
	(Cost $91,157,722)		91,157,722	3.6

	Total Short-Term Investments
	(Cost $172,396,796)		172,396,796	6.8

	Total Investments in Securities (Cost $2,640,610,704)		$2,636,706,052	104.4
	Liabilities in Excess of Other Assets		(111,668,297)	(4.4)
	Net Assets		$2,525,037,755	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(4)	Variable rate security. Rate shown is the rate in effect as of December 31, 2021.
(5)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31, 2021.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(9)	Non-income producing security.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of December 31, 2021.

Currency Abbreviations:
EUR	EU Euro

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
PRIME	Federal Reserve Bank Prime Loan Rate
SOFRRATE	1-day Secured Overnight Financing Rate
SOFR30A	30-day Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR
US0012M	12-month LIBOR

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2021
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$150,253	$–	$150,253
Materials	–	599,277	–	599,277
Total Common Stock	–	749,530	–	749,530
Preferred Stock	–	400,204	–	400,204
Warrants	–	11,739	–	11,739
Purchased Options	–	1,207,178	–	1,207,178
Corporate Bonds/Notes	–	419,576,899	–	419,576,899
Collateralized Mortgage Obligations	–	575,058,077	–	575,058,077
Asset-Backed Securities	–	414,590,272	–	414,590,272
Sovereign Bonds	–	76,091,280	–	76,091,280
Commercial Mortgage-Backed Securities	–	441,399,353	36,570,436	477,969,789
Convertible Bonds/Notes	–	199,301	–	199,301
U.S. Government Agency Obligations	–	4,653	–	4,653
Bank Loans	–	420,729,061	–	420,729,061
U.S. Treasury Obligations	–	77,721,273	–	77,721,273
Short-Term Investments	91,157,722	81,239,074	–	172,396,796
Total Investments, at fair value	$91,157,722	$2,508,977,894	$36,570,436	$2,636,706,052
Other Financial Instruments+
Centrally Cleared Swaps	–	49,557	–	49,557
Forward Foreign Currency Contracts	–	24,256,829	–	24,256,829
Futures	831,644	–	–	831,644
Total Assets	$91,989,366	$2,533,284,280	$36,570,436	$2,661,844,082
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(118,196)	$–	$(118,196)
Forward Foreign Currency Contracts	–	(24,332,551)	–	(24,332,551)
Futures	(3,817,025)	–	–	(3,817,025)
Volatility Swaps	–	(230,900)	–	(230,900)
Written Options	–	(627,592)	–	(627,592)
Total Liabilities	$(3,817,025)	$(25,309,239)	$–	$(29,126,264)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

At December 31, 2021, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 29,724,066	EUR 26,230,434	Bank of America N.A.	01/14/22	$(145,477)
USD 37,918,200	AUD 52,809,393	Bank of America N.A.	01/14/22	(504,466)
USD 8,223,142	AUD 11,481,358	Barclays Bank PLC	01/14/22	(130,379)
USD 3,728,874	CHF 3,411,060	Barclays Bank PLC	01/14/22	(15,594)
SEK 190,876,469	USD 21,135,148	Barclays Bank PLC	01/14/22	(9,943)
USD 51,223,326	CAD 65,558,815	Barclays Bank PLC	01/14/22	(603,326)
GBP 19,199,935	USD 25,803,870	Barclays Bank PLC	01/14/22	183,545
MYR 131,109	USD 30,941	Barclays Bank PLC	01/21/22	540
CLP 32,943,291	USD 38,869	Barclays Bank PLC	02/04/22	(373)
CHF 52,396,161	USD 57,567,444	BNP Paribas	01/14/22	(49,915)
GBP 11,649,274	USD 15,440,647	BNP Paribas	01/14/22	326,829
AUD 22,381,043	USD 16,005,754	BNP Paribas	01/14/22	278,080
AUD 26,092,022	USD 18,578,824	BNP Paribas	01/14/22	405,015
GBP 21,449,000	USD 28,395,259	BNP Paribas	01/14/22	636,301
USD 73,351,437	JPY 8,335,253,867	BNP Paribas	01/14/22	883,990
GBP 4,555,092	USD 6,071,589	BNP Paribas	01/14/22	93,799
GBP 65,180,739	USD 86,889,510	BNP Paribas	01/14/22	1,333,647
USD 62,990,224	GBP 47,474,732	BNP Paribas	01/14/22	(1,267,573)
NOK 408,849,436	USD 45,425,103	BNP Paribas	01/14/22	992,041
USD 46,660,499	AUD 65,570,325	BNP Paribas	01/14/22	(1,046,671)
SEK 425,443,477	USD 46,542,713	BNP Paribas	01/14/22	543,136
NZD 50,834,995	USD 34,616,090	BNP Paribas	01/14/22	196,122
SEK 426,456,400	USD 46,985,753	BNP Paribas	01/14/22	212,201
USD 6,755,280	EUR 5,945,581	BNP Paribas	01/14/22	(15,168)
USD 62,785,716	EUR 55,587,103	BNP Paribas	01/14/22	(513,325)
NZD 30,808,077	USD 20,927,686	BNP Paribas	01/14/22	169,932
USD 62,885,160	CHF 58,076,326	BNP Paribas	01/14/22	(867,731)
USD 24,745,361	AUD 34,775,234	BNP Paribas	01/14/22	(556,146)
USD 14,992,497	CAD 19,036,724	BNP Paribas	01/14/22	(56,732)
USD 45,995,420	EUR 40,818,351	BNP Paribas	01/14/22	(485,910)
EUR 88,823,640	USD 100,207,233	BNP Paribas	01/14/22	939,452
NOK 314,382,005	USD 34,928,967	Brown Brothers Harriman & Co.	01/14/22	763,182
GBP 36,618,960	USD 48,429,674	Brown Brothers Harriman & Co.	01/14/22	1,134,666
CAD 76,746,941	USD 59,865,942	Brown Brothers Harriman & Co.	01/14/22	805,335
EUR 39,549,281	USD 44,711,253	Brown Brothers Harriman & Co.	01/14/22	324,941
AUD 51,810,694	USD 37,203,705	Brown Brothers Harriman & Co.	01/14/22	492,335
EUR 65,938,862	USD 74,483,220	Brown Brothers Harriman & Co.	01/14/22	603,743
GBP 40,149,227	USD 54,146,251	Brown Brothers Harriman & Co.	01/14/22	196,360
NZD 31,134,705	USD 21,255,569	Brown Brothers Harriman & Co.	01/14/22	(139,463)
JPY 8,371,948,346	USD 73,755,811	Brown Brothers Harriman & Co.	01/14/22	(969,339)
USD 8,537,445	NOK 77,711,765	Brown Brothers Harriman & Co.	01/14/22	(285,261)
USD 62,306,989	GBP 46,186,887	Brown Brothers Harriman & Co.	01/14/22	(207,691)
USD 36,055,468	AUD 49,916,335	Brown Brothers Harriman & Co.	01/14/22	(262,289)
USD 8,666,261	NOK 76,655,962	Brown Brothers Harriman & Co.	01/14/22	(36,578)
USD 9,771,885	NZD 14,339,463	Brown Brothers Harriman & Co.	01/14/22	(47,894)
USD 22,590,348	AUD 31,321,411	Brown Brothers Harriman & Co.	01/14/22	(198,251)
USD 35,111,085	NZD 51,730,563	Brown Brothers Harriman & Co.	01/14/22	(314,419)
USD 7,266,464	CAD 9,284,768	Brown Brothers Harriman & Co.	01/14/22	(73,486)
USD 61,536,535	CHF 56,867,758	Brown Brothers Harriman & Co.	01/14/22	(889,659)
USD 69,298,046	JPY 7,861,239,584	Brown Brothers Harriman & Co.	01/14/22	951,721
USD 36,126,899	NOK 326,696,629	Brown Brothers Harriman & Co.	01/14/22	(963,343)
USD 46,962,806	SEK 424,195,305	Brown Brothers Harriman & Co.	01/14/22	15,098
USD 20,953,008	NOK 188,538,522	Brown Brothers Harriman & Co.	01/14/22	(451,986)
USD 58,720,059	GBP 44,335,094	Brown Brothers Harriman & Co.	01/14/22	(1,288,190)
USD 71,484,863	CHF 65,725,328	Brown Brothers Harriman & Co.	01/14/22	(664,668)
USD 123,496,255	EUR 109,267,448	Brown Brothers Harriman & Co.	01/14/22	(930,533)
NOK 167,923,436	USD 18,464,711	Brown Brothers Harriman & Co.	01/14/22	599,829
NOK 324,291,509	USD 36,246,324	Brown Brothers Harriman & Co.	01/14/22	570,862
SEK 96,473,787	USD 10,657,873	Brown Brothers Harriman & Co.	01/14/22	19,339
GBP 42,309,699	USD 55,984,617	Brown Brothers Harriman & Co.	01/14/22	1,282,228
CHF 22,056,719	USD 23,888,488	Brown Brothers Harriman & Co.	01/14/22	324,125
SEK 334,690,967	USD 37,093,503	Citibank N.A.	01/14/22	(51,665)
USD 10,045,103	SEK 91,486,530	Citibank N.A.	01/14/22	(80,145)
USD 27,157,832	GBP 20,354,147	Citibank N.A.	01/14/22	(391,827)
USD 38,341,852	JPY 4,407,899,684	Citibank N.A.	01/14/22	19,175
USD 46,801,714	NZD 68,701,983	Citibank N.A.	01/14/22	(245,954)
IDR 9,821,549,302	USD 682,057	Citibank N.A.	01/21/22	7,711
PEN 2,236,668	USD 548,674	Citibank N.A.	02/04/22	10,884
JPY 7,680,245,299	USD 66,706,202	Credit Suisse International	01/14/22	66,541
USD 46,543,821	SEK 424,194,475	Credit Suisse International	01/14/22	(403,795)
AUD 5,388,762	USD 3,906,190	Goldman Sachs International	01/14/22	14,526
USD 71,645,499	CAD 90,622,600	Goldman Sachs International	01/14/22	5,003
EUR 7,778,922	USD 8,801,882	Goldman Sachs International	01/14/22	56,258
USD 5,796,968	GBP 4,365,268	Goldman Sachs International	01/14/22	(111,491)
USD 30,672,266	GBP 23,114,838	Goldman Sachs International	01/14/22	(614,031)
NOK 56,909,398	USD 6,409,110	Goldman Sachs International	01/14/22	51,880
USD 3,454,797	EUR 3,046,916	Goldman Sachs International	01/14/22	(14,836)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

GBP 17,116,506	USD 22,793,280	Goldman Sachs International	01/14/22	374,180
USD 3,380,912	NOK 29,821,139	Goldman Sachs International	01/14/22	(4,716)
NOK 43,807,220	USD 4,853,152	Goldman Sachs International	01/14/22	120,331
AUD 7,485,017	USD 5,342,910	Goldman Sachs International	01/14/22	102,983
RON 2,123,064	USD 481,902	Goldman Sachs International	01/21/22	5,817
RUB 26,369,171	USD 350,581	Goldman Sachs International	01/21/22	82
USD 8,245	MXN 174,180	Goldman Sachs International	02/04/22	(216)
COP 17,635,054	USD 4,511	Goldman Sachs International	02/04/22	(190)
USD 19,083,697	CAD 24,136,180	HSBC Bank USA N.A.	01/14/22	3,160
USD 406	PHP 20,502	HSBC Bank USA N.A.	01/21/22	6
USD 171,500	PLN 716,080	HSBC Bank USA N.A.	01/21/22	(6,015)
USD 5,287,606	NOK 47,010,109	JPMorgan Chase Bank N.A.	01/14/22	(49,505)
USD 5,345,278	JPY 613,891,923	JPMorgan Chase Bank N.A.	01/14/22	8,046
NOK 46,303,451	USD 5,106,741	JPMorgan Chase Bank N.A.	01/14/22	150,143
USD 405	ILS 1,277	JPMorgan Chase Bank N.A.	01/21/22	(6)
USD 17,523,033	JPY 1,990,380,667	Morgan Stanley Capital Services LLC	01/14/22	218,484
JPY 1,208,389,473	USD 10,650,477	Morgan Stanley Capital Services LLC	01/14/22	(144,630)
JPY 8,336,695,497	USD 73,370,845	Morgan Stanley Capital Services LLC	01/14/22	(890,864)
NOK 96,062,644	USD 10,561,853	Morgan Stanley Capital Services LLC	01/14/22	344,249
EUR 53,467,805	USD 60,642,281	Morgan Stanley Capital Services LLC	01/14/22	243,439
EUR 37,017,004	USD 41,964,205	Morgan Stanley Capital Services LLC	01/14/22	188,394
NZD 35,931,534	USD 24,392,625	Morgan Stanley Capital Services LLC	01/14/22	213,578
NZD 14,457,219	USD 9,764,955	Morgan Stanley Capital Services LLC	01/14/22	135,464
USD 7,093,377	CHF 6,556,961	Morgan Stanley Capital Services LLC	01/14/22	(104,482)
NZD 9,977,603	USD 6,816,499	Morgan Stanley Capital Services LLC	01/14/22	16,244
SEK 64,290,768	USD 7,127,760	Morgan Stanley Capital Services LLC	01/14/22	(12,396)
SEK 163,114,770	USD 18,010,356	Morgan Stanley Capital Services LLC	01/14/22	42,330
USD 35,283,209	NZD 52,236,209	Morgan Stanley Capital Services LLC	01/14/22	(488,566)
SEK 32,376,924	USD 3,574,686	Morgan Stanley Capital Services LLC	01/14/22	8,621
AUD 32,877,802	USD 23,523,521	Morgan Stanley Capital Services LLC	01/14/22	397,466
EUR 27,739,178	USD 31,519,570	Morgan Stanley Capital Services LLC	01/14/22	68,033
EUR 40,904,392	USD 46,362,053	Morgan Stanley Capital Services LLC	01/14/22	217,256
SEK 213,980,405	USD 23,685,182	Morgan Stanley Capital Services LLC	01/14/22	(2,954)
USD 55,000,000	EUR 48,538,985	Morgan Stanley Capital Services LLC	01/14/22	(273,095)
CHF 57,407,942	USD 62,615,149	Morgan Stanley Capital Services LLC	01/14/22	404,028
CHF 65,048,119	USD 70,975,976	Morgan Stanley Capital Services LLC	01/14/22	430,154
USD 35,827,246	NOK 315,074,007	Morgan Stanley Capital Services LLC	01/14/22	56,534
USD 29,738,150	EUR 26,285,697	Morgan Stanley Capital Services LLC	01/14/22	(194,322)
CHF 4,560,542	USD 4,970,918	Morgan Stanley Capital Services LLC	01/14/22	35,386
AUD 40,974,292	USD 29,071,731	Morgan Stanley Capital Services LLC	01/14/22	740,040
CHF 56,233,967	USD 61,225,699	Morgan Stanley Capital Services LLC	01/14/22	504,756
USD 14,205,267	AUD 19,603,393	Morgan Stanley Capital Services LLC	01/14/22	(57,624)
AUD 53,997,075	USD 39,066,084	Morgan Stanley Capital Services LLC	01/14/22	220,706
USD 14,695,428	AUD 20,488,638	Morgan Stanley Capital Services LLC	01/14/22	(211,543)
CAD 41,658,672	USD 32,428,285	Morgan Stanley Capital Services LLC	01/14/22	504,426
AUD 33,424,806	USD 24,234,482	Morgan Stanley Capital Services LLC	01/14/22	84,490
USD 11,294,235	SEK 102,492,389	Morgan Stanley Capital Services LLC	01/14/22	(49,085)
USD 28,530,757	NOK 256,392,790	Morgan Stanley Capital Services LLC	01/14/22	(577,810)
USD 5,082,943	SEK 46,167,761	Morgan Stanley Capital Services LLC	01/14/22	(26,662)
USD 4,499,393	NOK 39,736,397	Morgan Stanley Capital Services LLC	01/14/22	(11,925)
USD 15,710,849	CHF 14,518,710	Morgan Stanley Capital Services LLC	01/14/22	(226,966)
USD 14,030,582	CAD 17,977,248	Morgan Stanley Capital Services LLC	01/14/22	(181,094)
USD 46,478,680	CHF 42,648,205	Morgan Stanley Capital Services LLC	01/14/22	(338,096)
ZAR 532,456	USD 32,704	Morgan Stanley Capital Services LLC	01/21/22	626
HUF 655,795	USD 2,005	Morgan Stanley Capital Services LLC	01/21/22	13
CZK 42,445	USD 1,865	Morgan Stanley Capital Services LLC	01/21/22	75
USD 36,897,236	NOK 333,103,558	Standard Chartered Bank	01/14/22	(920,392)
USD 48,951,852	SEK 441,372,167	Standard Chartered Bank	01/14/22	103,099
USD 36,988,073	JPY 4,175,566,555	Standard Chartered Bank	01/14/22	685,322
USD 5,581,245	NZD 8,149,476	Standard Chartered Bank	01/14/22	419
USD 231,771	TRY 3,018,928	Standard Chartered Bank	01/21/22	7,005
THB 122,156	USD 3,615	Standard Chartered Bank	01/21/22	41
USD 124,614	BRL 714,325	Standard Chartered Bank	02/04/22	(2,668)
CAD 23,052,858	USD 17,999,535	State Street Bank and Trust Co.	01/14/22	224,596
CAD 20,669,027	USD 16,053,471	State Street Bank and Trust Co.	01/14/22	286,154
CAD 38,092,500	USD 29,645,655	State Street Bank and Trust Co.	01/14/22	467,866
CAD 9,780,795	USD 7,649,410	State Street Bank and Trust Co.	01/14/22	82,668
USD 7,659,266	JPY 870,113,046	State Street Bank and Trust Co.	01/14/22	94,425
CAD 10,594,734	USD 8,303,121	State Street Bank and Trust Co.	01/14/22	72,405
CAD 7,127,213	USD 5,566,181	State Street Bank and Trust Co.	01/14/22	68,143

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

USD 7,379,878	NZD 10,950,049	State Street Bank and Trust Co.	01/14/22	(118,804)
USD 34,336,822	EUR 30,478,075	State Street Bank and Trust Co.	01/14/22	(369,663)
USD 15,692,868	CAD 20,309,250	State Street Bank and Trust Co.	01/14/22	(362,340)
USD 13,219,096	GBP 10,006,054	State Street Bank and Trust Co.	01/14/22	(324,256)
EUR 7,776,268	USD 8,812,192	State Street Bank and Trust Co.	01/14/22	42,925
CHF 10,832,199	USD 11,798,924	State Street Bank and Trust Co.	01/14/22	92,049
CAD 9,938,278	USD 7,768,843	State Street Bank and Trust Co.	01/14/22	87,731
AUD 66,412,140	USD 48,143,130	State Street Bank and Trust Co.	01/14/22	176,522
USD 13,741,313	GBP 10,364,326	State Street Bank and Trust Co.	01/14/22	(286,966)
USD 8,691,643	AUD 12,226,477	State Street Bank and Trust Co.	01/14/22	(204,007)
USD 24	EUR 21	State Street Bank and Trust Co.	01/14/22	–
USD 8,729,031	GBP 6,575,695	State Street Bank and Trust Co.	01/14/22	(171,276)
EUR 7,561,173	USD 8,536,306	State Street Bank and Trust Co.	01/14/22	73,875
NZD 11,973,400	USD 8,155,282	State Street Bank and Trust Co.	01/14/22	44,199
EUR 4,446,266	USD 5,027,545	State Street Bank and Trust Co.	01/14/22	35,579
AUD 5,325,768	USD 3,806,729	State Street Bank and Trust Co.	01/14/22	68,154
USD 58,671,802	GBP 43,695,647	State Street Bank and Trust Co.	01/14/22	(470,946)
CHF 12,907,782	USD 14,056,018	State Street Bank and Trust Co.	01/14/22	113,412
JPY 3,215,059,493	USD 28,013,007	State Street Bank and Trust Co.	01/14/22	(60,990)
USD 35,804,249	EUR 31,563,673	State Street Bank and Trust Co.	01/14/22	(138,445)
JPY 1,001,715,807	USD 8,785,456	State Street Bank and Trust Co.	01/14/22	(76,449)
JPY 937,718,246	USD 8,250,056	State Street Bank and Trust Co.	01/14/22	(97,450)
JPY 513,540,768	USD 4,533,230	State Street Bank and Trust Co.	01/14/22	(68,460)
USD 28,123,097	SEK 255,463,608	State Street Bank and Trust Co.	01/14/22	(150,273)
USD 4,054,210	AUD 5,789,336	State Street Bank and Trust Co.	01/14/22	(157,953)
USD 28,957,839	CAD 36,871,026	State Street Bank and Trust Co.	01/14/22	(190,062)
USD 27,050,037	GBP 20,253,736	State Street Bank and Trust Co.	01/14/22	(363,714)
USD 8,009,075	CAD 10,180,712	State Street Bank and Trust Co.	01/14/22	(39,152)
CAD 8,014,863	USD 6,255,714	State Street Bank and Trust Co.	01/14/22	80,329
				$(75,721)

At December 31, 2021, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	574	03/31/22	$125,230,656	$(81,805)
U.S. Treasury 5-Year Note	1,370	03/31/22	165,737,891	693,073
U.S. Treasury Long Bond	106	03/22/22	17,006,375	(198,970)
			$307,974,922	$412,298
Short Contracts:
U.S. Treasury 10-Year Note	(865)	03/22/22	(112,855,469)	(744,716)
U.S. Treasury Ultra 10-Year Note	(1,165)	03/22/22	(170,599,688)	(2,791,534)
U.S. Treasury Ultra Long Bond	(96)	03/22/22	(18,924,000)	138,571
			$(302,379,157)	$(3,397,679)

At December 31, 2021, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Prudential Financial Inc. 3.50%, due 05/15/2024	Buy	(1.000)	12/20/24	USD	15,120,000	$(309,115)	$(43,594)
						$(309,115)	$(43,594)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

At December 31, 2021, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.466%	Semi-Annual	12/21/31	USD	2,555,600	$(26,094)	$(26,094)
Pay	3-month USD-LIBOR	Quarterly	1.540	Semi-Annual	12/24/31	USD	1,708,000	(5,642)	(5,642)
Pay	3-month USD-LIBOR	Quarterly	1.581	Semi-Annual	01/04/32	USD	4,964,000	1,728	1,728
Receive	3-month USD-LIBOR	Quarterly	1.497	Semi-Annual	12/22/31	USD	3,175,000	23,062	23,062
Receive	3-month USD-LIBOR	Quarterly	1.548	Semi-Annual	12/23/31	USD	9,083,000	22,746	22,746
Receive	3-month USD-LIBOR	Quarterly	1.569	Semi-Annual	12/29/31	USD	3,606,094	2,021	2,021
Receive	3-month USD-LIBOR	Quarterly	1.628	Semi-Annual	12/31/31	USD	8,528,000	(42,866)	(42,866)
Receive	3-month USD-LIBOR	Quarterly	1.578	Semi-Annual	01/05/32	USD	1,419,600	–	–
								$(25,045)	$(25,045)

At December 31, 2021, the following OTC volatility swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	EUR vs. USD	6.500%	BNP Paribas	03/14/22	EUR	20,062,300	$(88,356)	$(88,356)
Receive	EUR vs. USD	6.400%	Goldman Sachs International	06/14/22	EUR	17,798,100	(73,810)	(73,810)
Receive	EUR vs. USD	6.300%	Standard Chartered Bank	06/14/22	EUR	20,142,500	(68,734)	(68,734)
							$(230,900)	$(230,900)

At December 31, 2021, the following OTC purchased equity options were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Cost	Fair Value
iShares iBoxx $ High Yield Corporate Bond ETF	Citibank N.A.	Put	03/18/22	USD	80 .500	4,267,957	USD	371,354,939	$2,199,513	$1,207,178
									$2,199,513	$1,207,178

At December 31, 2021, the following OTC written equity options were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
iShares iBoxx $ High Yield Corporate Bond ETF	Citibank N.A.	Put	01/21/22	USD	85 .250	2,321,162	USD	201,964,306	$1,183,793	$(309,604)
									$1,183,793	$(309,604)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

At December 31, 2021, the following OTC written interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	1.497%	3-month USD-LIBOR	01/06/22	USD	32,774,000	$210,163	$(30,922)
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Receive	1.497%	3-month USD-LIBOR	01/06/22	USD	32,774,000	210,163	(287,066)
								$420,326	$(317,988)

(1)	Payments made at maturity date.
(2)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(3)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2021:

Investments, at fair value	Fair Value at December 31, 2021	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs***	Impact to Valuation from an Increase in Input***
Commercial Mortgage-Backed Securities	$ 36,570,436	Market Approach	Recent Comparable Transaction Price(s)	$1.00-$100.00	$1.00-$100.00	Increase**

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** Unobservable inputs were weighted by the relative fair value of the instruments.

*** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended December 31, 2021:

Commercial Mortgage-Backed Securities
Assets:
Beginning balance at March 31, 2021	$-
Purchases	48,102,032
Sales	-
Total realized gain (loss)	-
Net change in unrealized appreciation (depreciation)****	(11,531,596)
Transfers into Level 3	-
Transfers out of Level 3	-
Ending balance at December 31, 2021	$36,570,436
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of December 31, 2021****	$(11,531,596)

**** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at December 31, 2021 may be due to securities no longer held or categorized as Level 3 at period end.

At December 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,657,453,932.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$58,180,618
Gross Unrealized Depreciation	(83,182,530)
Net Unrealized Depreciation	$(25,001,912)